Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2019

		SHARES	COST	FAIR VALUE
Equities — 0.6%*:
Common Stocks — 0.6%*:
Beverage, Food and Tobacco — 0.2%*:
CTI Foods Holding Co. LLC¤		4,657	$495,155	$597,027

Healthcare, Education and Childcare — 0.0%*:
Tunstall Group Holdings Ltd.+¤		469	—	—
Tunstall Group Holdings Ltd.+¤		310	—	—

Total Healthcare, Education and Childcare		779	—	—

Mining, Steel, Iron and Non-Precious Metals — 0.1%*:
Boomerang Tube LLC¤		1,769	171,860	108,882

Oil and Gas — 0.3%*:
Fieldwood Energy LLC		6,469	226,415	161,725
Fieldwood Energy LLC		26,365	568,599	659,125
Sabine Oil & Gas LLC		394	22,597	19,700
Southcross Energy Holdings LP		22	—	—
Southcross Energy Partners LP		22	5,500	9,900
Templar Energy LLC¤		6,069	60,686	—
Templar Energy LLC¤		8,762	50,647	—

Total Oil and Gas		48,103	934,444	850,450

Total Common Stocks		55,308	1,601,459	1,556,359

	EFFECTIVE INTEREST RATE	SHARES	COST	FAIR VALUE
Preferred Stock — 0.0%*:
Farming and Agriculture — 0.0%*:
Pinnacle Agriculture Holdings A 2¤††	2.32%	259,648	173,408	12,022

		SHARES	COST	FAIR VALUE
Warrants — 0.0%*:
Diversified/Conglomerate Manufacturing — 0.0%*:
Appvion Holdings Corp. (exp. June 13, 2023)††		449	—	225
Appvion Holdings Corp. (exp. June 13, 2023)††		449	—	56
Mangrove LuxCo III S.a.r.l. (exp. October 02, 2019)+††¤		50,916	56,104	55,496

Total Diversified/Conglomerate Manufacturing		51,814	56,104	55,777

Oil and Gas — 0.0%*:
Sabine Oil & Gas LLC Warrants††		258	596	2,580
Sabine Oil & Gas LLC Warrants††		1,320	5,523	10,560

Total Oil and Gas		1,578	6,119	13,140

Total Warrants		53,392	62,223	68,917

Total Equities		368,348	1,837,090	1,637,298

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 92.7%*:
Bank Loans — 85.6%*§d:
Aerospace and Defense — 0.2%*:
TransDigm, Inc., 1M LIBOR + 2.500%	4.54%	5/30/2025	496,222	$484,688	$493,795

Automobile — 2.1%*:
BCA Marketplace plc, 3M GBP LIBOR + 4.750%+	5.51	9/4/2026	500,000	621,751	622,201
Belron Finance US LLC, 3M LIBOR + 2.500%+	4.43	11/13/2025	288,881	288,246	289,964
DexKo Global, Inc., 2M LIBOR + 3.500%††	5.54	7/24/2024	305,765	307,677	301,689
Garrett LX III S.a r.l., 3M EURIBOR + 2.750%+	2.75	9/27/2025	1,000,000	1,090,200	1,083,476
NN, Inc., 1M LIBOR + 3.750%	5.79	10/19/2022	1,325,773	1,328,163	1,302,572
Panther BF Aggregator 2 LP, 1M LIBOR + 3.500%	5.54	4/30/2026	1,148,148	1,139,362	1,135,955
US Farathane LLC, 3M LIBOR + 3.500%	5.54	12/23/2021	1,165,015	1,169,013	1,095,114

Total Automobile			5,733,582	5,944,412	5,830,971

Beverage, Food and Tobacco — 1.7%*:
Amphora Finance Ltd., 3M LIBOR + 4.750%+	5.47	5/31/2025	500,000	661,391	609,395
CTI Foods Holding Co, LLC, 3M LIBOR + 7.000%¤	9.26	5/3/2024	310,027	304,339	310,027
CTI Foods Holding Co, LLC, 3M LIBOR + 9.000%¤	11.26	5/3/2024	197,158	197,158	185,329
Deoleo, S.A., EURIBOR + 3.500%+	4.50	6/11/2021	500,000	597,974	237,408
IRB Holding Corp., 1M LIBOR + 3.250%	5.55	2/5/2025	2,576,005	2,579,941	2,562,764
Sigma Bidco B.V., LIBOR + 4.000%+	4.71	7/2/2025	500,000	645,216	606,063
Sunshine Investments B.V., 3M LIBOR + 3.250%+	5.41	3/28/2025	157,451	156,831	157,354

Total Beverage, Food and Tobacco			4,740,641	5,142,850	4,668,340

Broadcasting and Entertainment — 6.7%*:
AP NMT Acquisition B.V., EURIBOR + 6.000%+	7.00	8/13/2021	517,259	633,150	563,387
AP NMT Acquisition B.V., 3M LIBOR + 5.750%+	8.07	8/13/2021	2,056,777	2,031,520	2,027,036
AP NMT Acquisition B.V., 3M LIBOR + 9.000%+	11.33	8/13/2022	2,182,721	2,170,879	2,150,897
AVSC Holding Corp., 3M LIBOR + 4.500%	6.60	9/30/2026	514,266	503,981	503,981
Charter Communications Operating, LLC, 3M LIBOR + 2.000%	4.05	4/30/2025	1,984,849	1,977,901	1,995,765
Clear Channel Outdoor Holdings, Inc., 1M LIBOR + 3.500%	5.54	8/21/2026	1,500,000	1,492,597	1,503,210
CSC Holdings, LLC, 1M LIBOR + 2.250%	4.28	7/15/2025	1,171,461	1,157,158	1,169,575
CSC Holdings, LLC, 3M LIBOR + 2.500%††	4.60	4/15/2027	9,095	9,095	9,107
CSC Holdings, LLC, 3M LIBOR + 2.500%	4.60	4/27/2027	277,826	277,826	277,826
CSC Holdings, LLC, 1M LIBOR + 3.000%	5.03	4/15/2027	942,318	933,563	942,318

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Broadcasting and Entertainment (continued):
Diamond Sports Group, LLC, 1M LIBOR + 3.250%	5.30%	8/24/2026	862,853	$858,596	$867,167
E.W. Scripps Co. (The), 1M LIBOR + 2.750%	4.79	5/1/2026	551,422	548,670	551,422
iHeartCommunications, Inc., LIBOR + 4.000%	6.10	4/30/2026	2,698,215	2,711,145	2,714,161
Imagina Media Audiovisual, S.L., EURIBOR + 4.500%+	4.50	5/30/2025	500,000	569,826	545,247
Imagina Media Audiovisual, S.L., EURIBOR + 7.500%+	7.50	12/28/2025	500,000	544,561	542,594
Intelsat Jackson Holdings S.A., 1M LIBOR + 3.750%	5.80	11/27/2023	1,500,000	1,492,611	1,503,285
Technicolor S.A., EURIBOR + 3.000%+††	3.00	12/6/2023	500,000	538,845	482,575

Total Broadcasting and Entertainment			18,269,062	18,451,924	18,349,553

Buildings and Real Estate — 2.8%*:
Core & Main L.P., 6M LIBOR + 3.000%	4.86	8/1/2024	1,973,750	1,980,032	1,955,256
GYP Holdings III Corp., 1M LIBOR + 2.750%	4.79	6/1/2025	2,353,985	2,348,320	2,341,038
Quikrete Holdings, Inc., 1M LIBOR + 2.750%	4.79	11/15/2023	1,000,000	1,000,854	995,750
SRS Distribution, Inc., 3M LIBOR + 3.250%	5.29	5/23/2025	2,428,861	2,415,439	2,364,083

Total Buildings and Real Estate			7,756,596	7,744,645	7,656,127

Cargo Transport — 1.6%*:
American Airlines, Inc., 1M LIBOR + 2.000%	4.04	4/28/2023	1,989,796	1,977,473	1,986,075
Boluda Corporacion Maritima S.L., 3M EURIBOR + 3.500%+	3.50	9/26/2026	500,000	545,708	547,880
Kenan Advantage Group, Inc., 1M LIBOR + 3.000%	5.04	7/31/2022	1,924,880	1,927,497	1,825,421

Total Cargo Transport			4,414,676	4,450,678	4,359,376

Chemicals, Plastics and Rubber — 6.5%*:
Allnex (Luxembourg) & Cy S.C.A., EURIBOR + 3.250%+	3.25	9/13/2023	678,970	769,296	708,592
Allnex (Luxembourg) & Cy S.C.A., 3M LIBOR + 3.250%+	5.39	9/13/2023	360,702	359,678	343,345
Allnex USA, Inc., 3M LIBOR + 3.250%+	5.39	9/13/2023	271,749	270,978	258,672
Archroma Finance Sarl, EURIBOR + 3.750%+	3.75	8/11/2024	1,000,000	1,153,371	1,086,888
Associated Asphalt Partners LLC, 1M LIBOR + 5.250%	7.29	4/5/2024	288,959	288,027	273,549
Colouroz Investment 1 GmbH, EURIBOR + 3.000%+	3.75	9/7/2021	325,389	385,380	300,884
Consolidated Energy Finance, S.A., 1M LIBOR + 2.500%	4.55	5/7/2025	1,488,693	1,441,213	1,440,311
Diamond B.V., EURIBOR + 3.2500%	3.25	9/6/2024	984,969	1,150,018	1,039,127
Flint Group GmbH, EURIBOR + 3.000%+	3.75	9/7/2021	755,767	867,852	698,851
Flint Group GmbH, 3M LIBOR + 3.000%+	5.28	9/7/2021	525,419	508,520	440,600
Flint Group US LLC, 3M LIBOR + 3.000%+	5.28	9/7/2021	3,052,359	2,954,788	2,559,617

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Chemicals, Plastics and Rubber (continued):
GrafTech Finance, Inc., 1M LIBOR + 3.500%	5.54%	2/12/2025	2,775,783	$2,752,280	$2,694,814
INEOS Enterprises Holdings US Finco LLC, 3M LIBOR + 4.000%+	6.12	7/31/2026	500,000	495,044	501,250
Ineos US Finance LLC, EURIBOR + 2.000%+	2.50	3/31/2024	1,481,162	1,709,101	1,608,339
Novacap S.A., EURIBOR + 3.500%+	3.50	6/22/2023	1,000,000	1,135,518	1,070,876
Pinnacle Operating Corp., 1M LIBOR +5.500%	4.65	11/15/2021	235,288	227,929	176,466
Platform Specialty Products Corp., 1M LIBOR + 2.250%	4.29	1/30/2026	661,394	660,645	663,253
Polar US Borrower, LLC, 3M LIBOR + 4.750%	7.06	10/15/2025	834,224	834,224	810,240
Solenis Holdings LLC, 3M LIBOR + 4.000%	6.12	6/26/2025	633,337	628,105	614,995
Starfruit Finco B.V, EURIBOR + 3.750%+	3.75	10/1/2025	500,000	588,925	546,109

Total Chemicals, Plastics and Rubber			18,354,164	19,180,892	17,836,778

Containers, Packaging and Glass — 4.0%*:
Albea Beauty Holdings S.A., 1M LIBOR + 3.000%+	5.52	4/22/2024	612,956	612,376	597,375
Berry Global, Inc., LIBOR + 2.500%	4.55	7/1/2026	1,496,250	1,492,621	1,502,804
BWAY Holding Co., 1M LIBOR + 3.250%	5.59	4/3/2024	2,953,624	2,940,115	2,888,821
Flex Acquisition Co., Inc., 3M LIBOR + 3.000%	5.10	12/29/2023	1,528,920	1,540,645	1,470,439
ProAmpac PG Borrower LLC, 1M LIBOR + 3.500%	5.66	11/18/2023	729,375	731,556	695,276
ProAmpac PG Borrower LLC, 3M LIBOR + 8.500%	10.62	11/18/2024	750,000	742,769	712,500
Reynolds Group Holdings, Inc., 1M LIBOR + 2.750%	4.79	2/5/2023	1,974,619	1,982,161	1,977,088
Roy Bidco ApS, EURIBOR + 3.250%+	3.25	8/23/2024	1,000,000	1,154,066	1,076,871

Total Containers, Packaging and Glass			11,045,744	11,196,309	10,921,174

Diversified/Conglomerate Manufacturing — 3.6%*:
Advanced Drainage Systems, Inc., 3M LIBOR + 2.250%	4.35	9/19/2026	199,380	198,881	200,127
Amer Sports Oyj, EURIBOR + 4.500%+	4.50	3/1/2026	500,000	562,957	545,400
LTI Holdings, Inc., 1M LIBOR + 3.500%	5.54	9/6/2025	1,429,487	1,431,440	1,350,150
PCF GmbH, EURIBOR + 5.000%+††	5.00	8/1/2024	500,000	526,214	531,351
Project Alpha Intermediate Holding, Inc., 3M LIBOR + 3.500%	5.81	4/26/2024	1,569,086	1,570,300	1,545,550
SGB-SMIT Management GmbH, 1M LIBOR + 5.000%+	2.50	7/18/2024	500,569	489,984	340,452
Triple Point Technology, Inc., 3M LIBOR + 4.250%	6.29	7/10/2020	925,147	915,048	914,738
Wilsonart LLC, 3M LIBOR + 3.250%	5.36	12/19/2023	598,743	599,170	587,146
Winebow Group, Inc. (The), 1M LIBOR + 3.750%	5.79	7/1/2021	2,331,745	2,216,586	2,145,206

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Diversified/Conglomerate Manufacturing (continued):
Xella International GmbH, EURIBOR + 3.750%+	3.75%	4/11/2024	1,500,000	$1,830,188	$1,620,620

Total Diversified/Conglomerate Manufacturing			10,054,157	10,340,768	9,780,740

Diversified/Conglomerate Service — 10.6%*:
Allied Universal Holdco LLC, 3M LIBOR + 4.250%	6.51	6/27/2026	481,726	477,041	481,953
Almonde, Inc., 3M LIBOR + 3.500%+	5.70	6/13/2024	2,722,200	2,678,672	2,646,033
Almonde, Inc., 3M LIBOR + 7.250%+	9.45	6/13/2025	752,587	763,372	717,313
Canyon Valor Cos., Inc., 3M LIBOR + 2.750%	4.85	6/16/2023	441,156	440,453	440,190
Capri Finance LLC, 3M LIBOR + 3.250%+	5.26	11/1/2024	1,143,737	1,135,426	1,128,365
EAB Global, Inc., LIBOR + 3.750%	6.38	11/15/2024	745,743	743,005	735,175
Financial & Risk US Holdings, Inc., 1M LIBOR + 3.750%	5.79	10/1/2025	1,488,750	1,438,505	1,496,194
Hyland Software, Inc., 1M LIBOR + 3.250%	5.29	7/1/2024	977,594	871,601	976,616
I-Logic Technologies Bidco Ltd., 1M LIBOR + 3.250%+	5.10	12/21/2024	1,008,009	1,012,424	973,989
Infor (US), Inc., EURIBOR + 2.250%	3.25	2/1/2022	488,119	578,207	533,548
Infor (US), Inc., 3M LIBOR + 2.750%	4.85	2/1/2022	1,460,752	1,461,323	1,461,891
Informatica LLC, 1M LIBOR + 3.250%	5.29	8/5/2022	1,378,303	1,380,641	1,383,472
Kronos, Inc., 3M LIBOR + 3.000%	5.25	11/1/2023	2,817,615	2,823,457	2,822,095
LegalZoom.com, Inc., 1M LIBOR + 4.500%	6.54	11/23/2024	581,117	576,094	582,569
Men’s Wearhouse, Inc. (The), 1M LIBOR + 3.250%	5.28	4/9/2025	823,989	720,912	692,151
MH Sub I LLC, 3M LIBOR + 3.750%	5.79	9/13/2024	2,035,864	2,027,964	2,019,639
Project Leopard Holdings, Inc., 1M LIBOR + 4.500%	6.70	7/7/2023	1,480,237	1,486,059	1,480,237
Red Ventures, LLC, 1M LIBOR + 3.000%	5.04	11/8/2024	1,321,873	1,315,238	1,325,733
TMF Group Holding B.V., EURIBOR + 3.250%+	3.25	5/5/2025	500,000	584,639	507,917
Verisure Holding AB, EURIBOR + 3.000%+	3.00	10/21/2022	2,700,000	3,096,154	2,940,894
Verisure Holding AB, EURIBOR + 3.500%+	3.50	10/22/2022	500,000	566,875	547,291
Vertafore, Inc., 1M LIBOR + 3.250%	5.29	7/2/2025	1,985,000	1,984,172	1,926,204
Vertafore, Inc., 1M LIBOR + 7.250%	9.29	7/2/2026	1,000,000	991,511	980,830

Total Diversified/Conglomerate Service			28,834,371	29,153,745	28,800,299

Ecological — 0.3%*:
PHS Group Ltd., 1M LIBOR + 5.250%+	6.25	12/20/2021	714,228	915,781	881,253

Electronics — 4.8%*:
EXC Holdings III Corp., 3M LIBOR + 3.500%	5.60	11/30/2024	488,470	492,786	488,167
ION Trading Technologies Sarl, EURIBOR + 3.250%	4.25	11/21/2024	1,379,943	1,563,194	1,489,029
ION Trading Technologies Sarl, 3M LIBOR + 4.000%	6.06	11/21/2024	1,704,310	1,687,556	1,619,094
Omnitracs, Inc., 3M LIBOR + 2.750%	4.86	3/21/2025	1,494,755	1,492,106	1,476,818
Renaissance Holding Corp., 1M LIBOR + 3.250%	5.29	5/31/2025	739,387	739,387	724,334

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Electronics (continued):
RP Crown Parent LLC, 1M LIBOR + 2.750%	4.80%	10/12/2023	1,729,116	$1,726,298	$1,729,116
Sophia LP, LIBOR + 3.250%	5.35	9/30/2022	1,438,995	1,444,625	1,438,693
SS&C Technologies Holdings Europe S.A.R.L., 1M LIBOR + 2.500%	4.29	4/16/2025	18,490	18,115	18,536
SS&C Technologies Inc., 1M LIBOR + 2.500%	4.29	4/16/2025	504,213	502,603	505,968
Veritas Bermuda Ltd., EURIBOR + 4.500%	5.50	1/27/2023	780,000	869,622	822,131
Veritas Bermuda Ltd., 3M LIBOR + 4.500%	6.55	1/27/2023	1,267,500	1,264,650	1,195,012
Wall Street Systems Delaware, Inc., EURIBOR + 3.000%	4.00	11/21/2024	491,250	577,537	533,430
Wall Street Systems Delaware, Inc., 1M LIBOR + 3.000%	5.04	11/21/2024	1,055,112	1,055,112	1,047,199

Total Electronics			13,091,541	13,433,591	13,087,527

Finance — 1.7%*:
NAB Holdings LLC, 3M LIBOR + 3.000%	5.10	6/28/2024	982,531	983,883	978,847
NFP Corp., 1M LIBOR + 3.000%	5.04	1/6/2024	1,498,925	1,504,745	1,471,765
Tempo Acquisition LLC, 1M LIBOR + 3.000%	5.04	5/1/2024	2,092,801	2,097,264	2,098,911

Total Finance			4,574,257	4,585,892	4,549,523

Healthcare, Education and Childcare — 12.1%*:
Advanz Pharma Corp., EURIBOR + 5.250%+	6.25	9/6/2024	490,000	567,669	527,624
Advanz Pharma Corp., LIBOR + 5.500%+	7.53	9/6/2024	2,303,000	2,271,161	2,166,271
Aenova Holding GmbH, EURIBOR + 4.000%+	5.00	9/29/2020	2,000,000	2,312,433	2,131,158
Amneal Pharmaceuticals LLC, 3M LIBOR + 3.500%	5.56	5/4/2025	1,496,211	1,388,640	1,271,779
Arbor Pharmaceuticals, Inc., 3M LIBOR + 5.000%	7.10	7/5/2023	1,455,154	1,449,146	1,333,285
Auris Luxembourg III Sarl, LIBOR + 3.750%	5.79	2/27/2026	995,000	990,410	987,747
Aveanna Healthcare, LLC, 1M LIBOR + 5.500%	7.54	3/18/2024	1,286,846	1,273,071	1,261,920
Bausch Health Companies Inc., 1M LIBOR + 3.000%	5.04	6/2/2025	856,821	861,487	859,948
Catalent Pharma Solutions Inc., 1M LIBOR + 2.250%	4.29	5/17/2026	354,785	353,941	355,562
Cerba Healthcare S.A.S., EURIBOR + 3.000%+	3.00	4/20/2024	1,000,000	1,172,878	1,091,738
Change Healthcare Holdings LLC, 1M LIBOR + 2.500%	4.54	3/1/2024	2,468,737	2,460,955	2,455,776
CTC AcquiCo GmbH, 3M LIBOR + 2.7500%+	4.87	3/7/2025	1,250,000	1,228,125	1,218,750
Endo Luxembourg Finance Co. I S.a r.l., 1M LIBOR + 4.250%	6.31	4/27/2024	2,012,894	2,018,022	1,828,593

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Healthcare, Education and Childcare (continued):
Financiere Mendel SAS, EURIBOR + 4.750%+	4.75%	3/31/2026	500,000	$552,944	$549,869
Horizon Pharma, Inc., LIBOR + 2.500%	4.63	5/22/2026	494,267	494,121	495,038
Indivior Finance Sarl, 3M LIBOR + 4.500%	6.76	12/31/2022	794,634	787,157	724,444
Lifescan Global Corp., 3M LIBOR + 6.000%	8.66	9/28/2024	379,000	369,484	340,865
Mallinckrodt International Finance S.A., 3M LIBOR + 2.750%	4.85	9/24/2024	1,244,647	1,239,400	929,851
Navicure, Inc., 3M LIBOR + 4.000%	6.10	9/18/2026	257,071	255,786	256,750
Nidda Healthcare Holding AG, EURIBOR + 3.500%+	3.50	8/21/2024	1,000,000	1,153,185	1,093,787
Nidda Healthcare Holding AG, GBP + 4.500%+	5.26	8/21/2024	500,000	678,300	616,533
Ortho-Clinical Diagnostics SA, 3M LIBOR + 3.250%	5.56	6/30/2025	1,935,179	1,922,013	1,868,899
Parexel International Corp., 1M LIBOR + 2.7500%	4.79	9/27/2024	1,418,219	1,361,109	1,344,528
Radiology Partners Holdings, LLC, LIBOR + 4.750%	7.19	7/9/2025	314,426	312,909	309,429
Riemser Pharma GmbH, EURIBOR + 5.500%+	5.50	6/29/2023	442,831	485,945	484,473
Rodenstock GmbH, LIBOR + 5.250%+	5.25	6/5/2026	500,000	555,813	514,320
Sunshine Luxembourg VII S.a.r.l., 3M LIBOR + 4.250%+	6.34	7/16/2026	2,376,094	2,390,945	2,386,003
Team Health Holdings, Inc., 1M LIBOR + 2.750%	4.79	2/6/2024	1,962,267	1,921,262	1,610,688
Tunstall Group Holdings Ltd., 3M LIBOR + 5.000%+††	4.36	10/16/2020	514,128	809,214	641,628
Unilabs Holding AB, EURIBOR + 3.000%+	3.00	4/19/2024	500,000	573,270	544,730
Verscend Holding Corp., 1M LIBOR + 4.500%	6.54	8/27/2025	628,690	624,695	630,262

Total Healthcare, Education and Childcare			33,730,901	34,835,490	32,832,248

Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.1%*:
APi Group DE, Inc., 3M LIBOR + 2.500%††	4.60	9/25/2026	662,050	658,740	663,705
Serta Simmons Bedding LLC, 3M LIBOR + 3.500%	5.54	11/8/2023	1,687,031	1,682,017	1,032,042
Serta Simmons Bedding LLC, 1M LIBOR + 8.000%	10.06	11/8/2024	724,667	672,536	233,705
SIWF Holdings Inc., 1M LIBOR + 4.250%	6.30	6/15/2025	989,975	998,110	972,650

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			4,063,723	4,011,403	2,902,102

Hotels, Motels, Inns and Gaming — 2.9%*:
Caesars Resort Collection LLC, 1M LIBOR + 2.750%	4.79	12/23/2024	1,990,448	1,987,780	1,976,515
Casper BidCo SAS, EURIBOR + 4.750%+	4.75	7/31/2026	550,000	617,623	606,313
Compass IV Ltd., EURIBOR + 4.500%+	4.50	4/30/2025	500,000	598,784	545,951
Compass IV Ltd., EURIBOR + 8.000%+	9.00	4/30/2026	500,000	588,355	537,710

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Hotels, Motels, Inns and Gaming (continued):
Penn National Gaming, Inc., 1M LIBOR + 2.250%	4.29%	10/15/2025	2,010,803	$2,006,060	$2,019,248
Richmond UK Bidco Ltd., GBP LIBOR + 4.250%+	4.97	3/3/2024	482,094	608,197	573,986
Rouge Beachhouse B.V., EURIBOR + 4.250%+	3.75	9/4/2025	500,000	586,575	547,700
Tackle Sarl, EURIBOR +3.500%+	3.75	8/8/2022	1,000,000	1,117,689	1,089,961

Total Hotels, Motels, Inns and Gaming			7,533,345	8,111,063	7,897,384

Insurance — 2.8%*:
Alliant Holdings Intermediate LLC, 1M LIBOR + 3.000%	5.05	5/9/2025	2,775,960	2,786,285	2,726,880
AssuredPartners, Inc., 1M LIBOR + 3.500%	5.54	10/22/2024	1,770,799	1,780,204	1,761,113
Asurion LLC, 1M LIBOR + 3.000%	5.04	11/3/2023	1,535,951	1,541,483	1,541,465
Confie Seguros Holding II Co., 3M LIBOR + 8.500%	10.63	11/2/2025	1,633,626	1,605,134	1,531,525

Total Insurance			7,716,336	7,713,106	7,560,983

Leisure, Amusement, Entertainment — 6.1%*:
Columbus Capital B.V., EURIBOR + 4.750%+	4.75	6/30/2024	500,000	570,633	549,063
Crown Finance US, Inc., 1M LIBOR + 2.500%	4.65	2/28/2025	1,500,000	1,492,500	1,492,500
Delta 2 (LUX) Sarl, 1M LIBOR + 2.500%+	4.54	2/1/2024	1,394,967	1,398,498	1,375,089
Dorna Sports, S.L., EURIBOR +2.750%+	2.75	4/12/2024	978,282	1,093,257	1,063,730
Eldorado Resorts LLC, LIBOR + 2.250%	4.31	4/17/2024	595,029	590,842	593,792
International Park Holdings B.V., EURIBOR + 3.500%+	3.50	6/13/2024	500,000	580,575	543,727
Metro-Goldwyn-Mayer, Inc., 1M LIBOR + 4.500%	6.55	7/3/2026	3,000,000	2,977,980	2,962,500
Parques Reunidos SAU, 3M EURIBOR + 3.750%+	3.75	9/30/2026	500,000	545,782	547,362
SeaWorld Parks & Entertainment, Inc., 3M LIBOR + 3.000%	5.04	3/31/2024	2,540,218	2,532,238	2,532,064
Vacalians Group, EURIBOR + 4.000%+	4.00	10/31/2025	500,000	564,732	540,436
Vue International Bidco PLC, LIBOR + 4.750%+	4.75	6/18/2026	76,203	85,145	83,784
Vue International Bidco PLC, LIBOR + 4.750%+	4.75	6/30/2026	423,797	473,600	465,959
William Morris Endeavor Entertainment, LLC, 2M LIBOR + 2.750%	4.80	5/18/2025	2,487,526	2,466,733	2,411,656
WMG Acquisition Corp., LIBOR + 2.125%	4.17	11/1/2023	1,500,000	1,498,480	1,500,750

Total Leisure, Amusement, Entertainment			16,496,022	16,870,995	16,662,412

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.7%*:
Alison Bidco Sarl, EURIBOR + 4.500%+	5.50	8/30/2021	857,348	993,346	921,907
Alison Bidco Sarl, 1M LIBOR + 4.500%+	6.76	8/29/2021	245,302	244,628	235,490
Apex Tool Group, LLC, 1M LIBOR + 5.500%	7.54	8/1/2024	1,658,152	1,626,422	1,609,784

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Machinery Non-Agriculture, Non-Construction, Non-Electronic (continued):
Titan Acquisition Ltd., 1M LIBOR + 3.000%+	5.04%	3/28/2025	1,970,889	$1,969,079	$1,889,373

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			4,731,691	4,833,475	4,656,554

Mining, Steel, Iron and Non-Precious Metals — 0.3%*:
Boomerang Tube, LLC, 3M LIBOR + 5.000%¤††	7.04	10/31/2021	62,044	62,044	62,044
US Silica Co., 1M LIBOR + 4.000%	6.06	5/1/2025	871,446	880,264	824,240

Total Mining, Steel, Iron and Non-Precious Metals			933,490	942,308	886,284

Oil and Gas — 1.2%*:
Fieldwood Energy LLC, 1M LIBOR + 7.250%	9.51	4/11/2023	864,968	473,877	640,077
Gulf Finance LLC, 3M LIBOR + 5.250%	7.36	8/25/2023	1,635,822	1,525,767	1,236,076
KCA Deutag Alpha Ltd., 3M LIBOR + 6.750%+	8.85	2/28/2023	493,750	491,950	307,083
Seadrill Partners Finco LLC, 3M LIBOR + 6.000%	8.10	2/21/2021	1,808,975	1,519,051	988,478

Total Oil and Gas			4,803,515	4,010,645	3,171,714

Personal and Non-Durable Consumer Products Mfg. Only — 0.3%*:
Coty Inc., 1M LIBOR + 2.250%	4.29	4/7/2025	989,975	954,367	957,306

Personal Transportation — 1.9%*:
Hertz Corp., (The), 3M LIBOR + 2.7500%	4.80	6/30/2023	2,963,582	2,936,038	2,963,582
WestJet Airlines Ltd., 3M LIBOR + 3.000%+	5.10	8/6/2026	2,127,509	2,130,622	2,142,147

Total Personal Transportation			5,091,091	5,066,660	5,105,729

Printing and Publishing — 0.7%*:
Springer Nature Deutschland GmbH, EURIBOR + 3.250%+	3.75	8/24/2022	1,710,775	1,948,487	1,876,314

Retail Stores — 3.7%*:
Bass Pro Group, LLC, 1M LIBOR + 5.000%	7.04	9/25/2024	1,492,405	1,460,606	1,434,948
EG America LLC, 3M LIBOR + 4.000%+	6.10	2/7/2025	1,089,051	1,084,753	1,075,166
EG Group Ltd., EURIBOR + 4.000%+	4.00	1/31/2025	1,481,673	1,738,343	1,580,034
EG Group Ltd., 3M LIBOR + 4.000%+	6.10	2/7/2025	221,681	221,250	218,855
Eyemart Express LLC, 1M LIBOR + 3.000%	5.06	8/4/2024	989,899	993,520	987,009
Harbor Freight Tools USA, Inc., 1M LIBOR + 2.500%	4.54	8/18/2023	1,999,578	1,949,805	1,938,511
Kirk Beauty One GmbH, EURIBOR + 3.500%+	3.50	8/12/2022	2,250,000	2,568,265	2,240,526
Thom Europe S.A.S, EURIBOR + 4.250%+	4.25	8/7/2024	500,000	576,791	547,133

Total Retail Stores			10,024,287	10,593,333	10,022,182

Telecommunications — 4.0%*:
Banff Merger Sub, Inc., 3M LIBOR + 4.250%	6.29	10/2/2025	992,500	983,978	954,080
CommScope, Inc., 1M LIBOR + 3.250%	5.29	4/6/2026	2,007,464	2,001,031	1,998,511
Digicel International Finance Ltd., 3M LIBOR + 3.250%+	5.34	5/25/2024	210,415	211,712	181,834

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Telecommunications (continued):
GTT Communications, Inc., 1M LIBOR + 2.750%	4.79%		5/31/2025	179,589	$178,769	$144,021
Sprint Communications, Inc., 1M LIBOR + 2.500%	4.56		2/2/2024	2,947,178	2,955,076	2,924,161
Syniverse Holdings, Inc., 1M LIBOR + 5.000%	7.03		3/9/2023	1,557,480	1,561,729	1,463,299
Syniverse Holdings, Inc., 1M LIBOR + 9.000%	11.03		3/11/2024	2,175,482	1,725,082	1,718,631
Virgin Media Investment Holdings Ltd., LIBOR - GBP + 3.250%+	3.96		11/15/2027	1,250,000	1,725,712	1,533,617

Total Telecommunications				11,320,108	11,343,089	10,918,154

Utilities — 0.2%*:
Calpine Corp., 1M LIBOR + 2.500%	4.54		8/12/2026	222,852	221,756	223,161
ExGen Renewables IV, LLC, 3M LIBOR + 3.000%	5.13		11/28/2024	222,222	215,046	217,085

Total Utilities				445,074	436,802	440,246

Total Bank Loans				237,669,574	242,697,398	233,105,068

Corporate Bonds — 7.1%*:
Automobile — 0.4%*:
AA Bond Co. Ltd.+	5.50		7/31/2022	700,000	937,525	741,669
RAC Bond Co. PLC+	5.00		11/6/2022	200,000	252,646	221,481

Total Automobile				900,000	1,190,171	963,150

Broadcasting and Entertainment — 0.6%*:
Pinewood Finance Co. Ltd.+	3.25		9/30/2025	350,000	437,797	439,487
Tele Columbus AG+	3.88		5/2/2025	800,000	858,177	831,952
VTR Finance BV+^	6.88		1/15/2024	200,000	202,134	205,750

Total Broadcasting and Entertainment				1,350,000	1,498,108	1,477,189

Chemicals, Plastics and Rubber — 0.2%*:
Monitchem HoldCo 3 SA, 3 mo. EURIBOR + 4.750%+	4.32	#	6/15/2021	250,000	289,613	272,488
Monitchem HoldCo 3 SA+	5.25		6/15/2021	200,000	229,145	218,003
Pinnacle Operating Corp.^	9.00		5/15/2023	378,294	440,606	132,403

Total Chemicals, Plastics and Rubber				828,294	959,364	622,894

Containers, Packaging and Glass — 0.1%*:
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu^	5.13		7/15/2023	178,000	178,000	182,228

Diversified/Conglomerate Manufacturing — 0.1%*:
Appvion ESC, 3M EURIBOR + 4.125%^¤	9.00	#	6/1/2020	460,000	461,244	—
Galapagos S.A., 3 mo. EURIBOR + 4.750%+††	4.32	#	6/15/2021	200,000	272,630	209,270

Total Diversified/Conglomerate Manufacturing				660,000	733,874	209,270

Diversified/Conglomerate Service — 0.8%*:
Algeco Global Finance PLC, 3 mo. EURIBOR + 6.250%+	6.25	#	2/15/2023	150,000	182,861	163,672

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Diversified/Conglomerate Service (continued):
Algeco Global Finance PLC+	6.50%		2/15/2023	650,000	$714,667	$710,239
Carlson Travel, Inc., 3 mo. EURIBOR + 4.750%	4.75	#	6/15/2023	1,200,000	1,370,385	1,306,580
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25		5/15/2023	78,000	78,000	82,002

Total Diversified/Conglomerate Service				2,078,000	2,345,913	2,262,493

Electronics — 0.3%*:
Veritas US, Inc./Veritas Bermuda Ltd.^	7.50		2/1/2023	817,000	853,407	807,558

Finance — 1.8%*:
Arrow Global Finance PLC+	5.13		9/15/2024	1,000,000	1,237,488	1,222,376
Cabot Financial Luxembourg SA+	7.50		10/1/2023	300,000	423,786	382,177
Garfunkelux Holdco 3 S.A., 3M EURIBOR + 4.500%+	4.50	#	9/1/2023	1,100,000	1,328,578	1,055,072
Garfunkelux Holdco 3 S.A.+	8.50		11/1/2022	1,050,000	1,399,721	1,213,565
Jerrold Finco PLC+	6.13		1/15/2024	100,000	124,555	124,443
Jerrold Finco PLC+	6.25		9/15/2021	750,000	1,003,899	935,995

Total Finance				4,300,000	5,518,027	4,933,628

Healthcare, Education and Childcare — 0.4%*:
Rossini Sarl, 3M EURIBOR + 6.250%+	6.25	#	10/30/2025	750,000	874,941	832,880
Tenet Healthcare Corp.	4.63		7/15/2024	255,000	254,206	262,071

Total Healthcare, Education and Childcare				1,005,000	1,129,147	1,094,951

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.2%*:
LSF9 Balta Issuer Sarl+	7.75		9/15/2022	445,500	548,882	478,775

Hotels, Motels, Inns and Gaming — 0.2%*:
TVL Finance PLC, 3M GBP LIBOR + 5.375%+	6.14	#	7/15/2025	450,000	568,712	533,932

Leisure, Amusement, Entertainment — 0.3%*:
CPUK Finance Ltd.+	4.88		8/28/2025	600,000	791,709	754,703
WMG Acquisition Corp.^	5.00		8/1/2023	63,000	63,000	64,417

Total Leisure, Amusement, Entertainment				663,000	854,709	819,120

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.3%*:
Novafives SAS+	5.00		6/15/2025	1,000,000	1,094,102	917,193

Mining, Steel, Iron and Non-Precious Metals — 0.1%*:
Northwest Acquisitions ULC/Dominion Finco, Inc.^+	7.13		11/1/2022	500,000	291,756	293,750

Oil and Gas — 0.4%*:
CGG Holding US, Inc.^+	9.00		5/1/2023	500,000	533,750	532,500
KCA Deutag UK Finance PLC+^	9.88		4/1/2022	1,000,000	1,013,555	632,500

Total Oil and Gas				1,500,000	1,547,305	1,165,000

Personal Transportation — 0.2%*:
Naviera Armas S.A., 3M EURIBOR + 6.500%+	6.50	#	7/31/2023	250,000	296,236	218,671
Naviera Armas SA, 3 mo. EURIBOR + 4.250%+	4.25	#	11/15/2024	250,000	296,681	201,641

Total Personal Transportation				500,000	592,917	420,312

Retail Stores — 0.5%*:
House of Fraser Funding PLC, 3M GBP LIBOR + 5.750%+††	6.51	#	9/15/2020	300,000	436,736	9,222

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Retail Stores (continued):
Maxeda DIY Holding B.V.+	6.13%	7/15/2022	100,000	$114,070	$105,998
Takko Luxembourg 2 SCA+	5.38	11/15/2023	1,200,000	1,310,775	1,240,124
Travelex Financing PLC+	8.00	5/15/2022	100,000	108,750	110,537

Total Retail Stores			1,700,000	1,970,331	1,465,881

Utilities — 0.2%*:
Viridian Group Finance Co. PLC/Viridian Power & Energy+	4.75	9/15/2024	500,000	626,302	623,194

Total Corporate Bonds			19,374,794	22,501,027	19,270,518

Total Fixed Income			257,044,368	265,198,425	252,375,586

Total Investments			257,412,716	267,035,515	254,012,884

Other assets and liabilities – 6.7%*					18,338,932

Net Assets – 100.0%					$272,351,816

‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	65.3%
United Kingdom	12.0%
Germany	8.8%
Netherlands	2.9%
France	2.7%
Switzerland	2.1%
Spain	1.8%
Canada	1.8%
Sweden	1.4%
Other (Individually less than 1%)	1.2%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

§

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2019. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
††	Illiquid security.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2019.
d	The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

A summary of outstanding derivatives at September 30, 2019 is as follows:

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
10/11/19	Morgan Stanley & Co.	EUR	11,056	$12,059	$12,263	$(204)
10/11/19	Morgan Stanley & Co.	GBP	9,789	12,041	12,120	(79)

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(283)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION
10/11/19	Credit Suisse International	EUR	50,537,338	$55,120,765	$56,051,467	$930,702
10/11/19	Morgan Stanley & Co.	GBP	9,323,794	11,468,347	11,542,602	74,255
10/11/19	Credit Suisse International	GBP	55,278	67,993	69,069	1,076

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$1,006,033

Currency Legend

EUR – Euro
GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2019

		SHARES	COST	FAIR VALUE
Equities — 0.6%*:
Common Stocks — 0.6%*:
Diversified/Conglomerate Service — 0.0%*:
Innovation Group+¤		403,550	$—	$—

Healthcare, Education and Childcare — 0.0%*:
MModal, Inc.¤		4,725	10,631	9,450
Tunstall Group Holdings Ltd.¤		261	—	—
Tunstall Group Holdings Ltd.¤		396	—	—

Total Healthcare, Education and Childcare		5,382	10,631	9,450

Mining, Steel, Iron and Non-Precious Metals — 0.1%*:
Boomerang Tube LLC¤		1,769	171,860	108,882

Oil and Gas — 0.3%*:
Fieldwood Energy LLC		15,071	325,034	376,775
Fieldwood Energy LLC		3,698	129,430	92,450
Jupiter Resources, Inc.+††		120,272	581,286	180,408
Southcross Energy Holdings LP		11	—	—
Southcross Energy Partners LP		11	2,750	4,950

Total Oil and Gas		139,063	1,038,500	654,583

Retail Stores — 0.2%*:
Maxeda DIY B.V.+¤		10,446	—	102,789
Maxeda DIY B.V.+¤		18,859,871	373,737	411,127

Total Retail Stores		18,870,317	373,737	513,916

Total Common Stocks		19,420,081	1,594,728	1,286,831

	EFFECTIVE INTEREST RATE	SHARES	COST	FAIR VALUE
Preferred Stock — 0.0%*:
Farming and Agriculture — 0.0%*:
Pinnacle Agriculture Holdings A 2¤††	2.32%	311,577	202,152	14,426

		SHARES	COST	FAIR VALUE
Warrants — 0.0%*:
Diversified/Conglomerate Manufacturing — 0.0%*:
Appvion Holdings Corp. (exp. June 13, 2023)††		488	—	244
Appvion Holdings Corp. (exp. June 13, 2023)††		488	—	61
Total Diversified/Conglomerate Manufacturing		976	—	305

Total Warrants		976	—	305

Total Equities		19,732,634	1,796,880	1,301,562

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 93.7%*:
Asset-Backed Securities — 8.0%*d:
CDO/CLO — 8.0%*:
Alinea CLO 2018-1 Ltd., 3M LIBOR + 6.000%^	8.28	#%	7/20/2031	1,250,000	$1,250,000	$1,132,454
Anchorage Capital CLO Ltd. 2015-6A ER, 3M USD LIBOR + 6.350%^	8.65	#	7/15/2030	500,000	512,607	475,550
Apidos CLO XXIV, 3M USD LIBOR + 5.800%^	8.08	#	10/20/2030	1,000,000	1,000,000	931,267
Ares XLVIII CLO, 3M LIBOR + 5.200%^	7.48	#	7/20/2030	800,000	800,000	720,391
Atlas Senior Loan Fund XI Ltd., 3M LIBOR + 5.7500%^	8.02	#	7/26/2031	1,900,000	1,900,000	1,680,729
Blackrock European CLO, 3M USD LIBOR + 5.170%+	5.17	#	10/15/2031	725,000	802,424	732,391
BlueMountain CLO Ltd. 2014-1A^¤	Zero Coupon		4/30/2026	250,000	243,086	—
CBAM Ltd. 2017-3A E, 3M USD LIBOR + 6.500%^	8.80	#	10/17/2029	750,000	750,000	732,530
CIFC Funding 2018-III Ltd., 3M LIBOR + 5.500%^	7.80	#	7/18/2031	1,500,000	1,500,000	1,370,203
CIFC Funding 2019-III Ltd., 3M LIBOR + 6.800%^	9.12	#	7/16/2032	750,000	727,791	731,121
CIFC Funding Ltd. 2017-5A D, 3M USD LIBOR + 6.100%^	8.40	#	11/16/2030	500,000	500,000	474,421
Galaxy XXIV CLO Ltd. 2017-24A E, 3M USD LIBOR + 5.500%^	7.80	#	1/15/2031	700,000	700,000	634,009
Madison Park Funding XIII Ltd. 2014-13A^	Zero Coupon		4/19/2030	500,000	424,323	303,647
Madison Park Funding XXVII Ltd., 3M USD LIBOR + 5.000%^	7.28	#	4/20/2030	500,000	500,000	446,060
Madison Park Funding XXVIII Ltd., 3M LIBOR + 7.600%^	9.90	#	7/15/2030	500,000	495,710	456,066
Magnetite VII Ltd.^	Zero Coupon		1/15/2028	2,000,000	1,508,613	1,209,490
Oak Hill Credit Partners X Ltd. 2014-10A	Zero Coupon		7/20/2026	1,000,000	729,028	418,375
Steele Creek CLO Ltd. 2017-1A E, 3M USD LIBOR + 6.200%^	8.50	#	12/12/2030	500,000	500,000	452,120
Steele Creek CLO Ltd. 2018-2A E, 3M USD LIBOR + 6.200%^	8.32	#	8/18/2031	850,000	850,000	756,191
THL Credit Wind River CLO Ltd. 2017-4A E, 3M USD LIBOR + 5.800%^	7.94	#	11/20/2030	500,000	500,000	465,539
THL Credit Wind River CLO Ltd. 2018-2A E, 3M USD LIBOR + 5.750%^	8.05	#	7/15/2030	1,450,000	1,450,000	1,323,735
Wellfleet CLO 2018-1 Ltd., 3M USD LIBOR + 5.500%^	7.80	#	7/17/2031	1,150,000	1,150,000	1,011,349
Wellfleet CLO Ltd. 2017-3A D, 3M USD LIBOR + 5.550%^	7.85	#	1/17/2031	1,000,000	1,000,000	860,695

Total CDO/CLO				20,575,000	19,793,582	17,318,333

Total Asset-Backed Securities				20,575,000	19,793,582	17,318,333

Bank Loans — 42.4%*§d:
Aerospace and Defense — 0.5%*:
TransDigm, Inc., 1M LIBOR + 2.500%	4.54		5/30/2025	992,443	969,377	987,590

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Automobile — 1.0%*:
BCA Marketplace plc, 3M GBP LIBOR + 4.750%+	5.51%	9/4/2026	500,000	$621,751	$622,201
IAA, Inc., 1M LIBOR + 2.250%	4.31	6/28/2026	445,474	444,387	447,144
Panther BF Aggregator 2 LP, 1M LIBOR + 3.500%	5.54	4/30/2026	1,138,679	1,129,591	1,126,587

Total Automobile			2,084,153	2,195,729	2,195,932

Beverage, Food and Tobacco — 0.9%*:
Deoleo S.A., EURIBOR + 3.500%+	4.50	6/11/2021	500,000	562,469	217,990
IRB Holding Corp., 1M LIBOR + 3.250%	5.55	2/5/2025	1,815,183	1,830,462	1,805,853

Total Beverage, Food and Tobacco			2,315,183	2,392,931	2,023,843

Broadcasting and Entertainment — 4.4%*:
AP NMT Acquisition B.V., EURIBOR + 6.000%+	7.00	8/13/2021	386,016	477,318	420,440
AP NMT Acquisition B.V., 3M LIBOR + 5.750%+	8.07	8/13/2021	2,168,610	2,141,374	2,137,252
AP NMT Acquisition B.V., 3M LIBOR + 9.000%+	11.33	8/13/2022	739,566	729,916	728,783
Clear Channel Outdoor Holdings, Inc., 1M LIBOR + 3.500%	5.54	8/21/2026	558,649	555,893	559,845
CSC Holdings, LLC, 1M LIBOR + 2.250%	4.28	7/17/2025	500,000	498,769	499,195
CSC Holdings, LLC, 1M LIBOR + 3.000%	5.03	4/15/2027	1,276,859	1,270,766	1,276,859
Diamond Sports Group, LLC, 1M LIBOR + 3.250%	5.30	8/24/2026	293,269	291,822	294,735
E.W. Scripps Co. (The), 1M LIBOR + 2.750%	4.79	5/1/2026	242,716	241,511	242,716
iHeartCommunications, Inc., LIBOR + 4.000%	6.10	5/1/2026	1,576,897	1,580,717	1,586,216
Intelsat Jackson Holdings S.A., 1M LIBOR + 3.750%	5.80	11/27/2023	1,000,000	991,355	1,002,190
Univision Communications, Inc., 1M LIBOR + 2.750%	4.79	3/15/2024	729,327	723,036	708,205

Total Broadcasting and Entertainment			9,471,909	9,502,477	9,456,436

Buildings and Real Estate — 0.4%*:
SRS Distribution, Inc., 3M LIBOR + 3.250%	5.29	5/23/2025	859,143	846,428	836,229

Cargo Transport — 1.4%*:
American Airlines, Inc., 1M LIBOR + 2.000%	4.03	12/14/2023	1,000,000	986,196	998,930
American Airlines, Inc., 1M LIBOR + 2.000%	4.04	4/28/2023	1,489,796	1,471,584	1,487,010
Boluda Corporacion Maritima S.L., 3M EURIBOR + 3.500%+	3.50	9/26/2026	500,000	545,708	547,880

Total Cargo Transport			2,989,796	3,003,488	3,033,820

Chemicals, Plastics and Rubber — 1.3%*:
Colouroz Investment 1 GmbH, EURIBOR + 3.000%+	3.75	9/7/2021	1,334,423	1,575,828	1,233,931
Flint Group GmbH, EURIBOR + 3.000%+	3.75	9/7/2021	282,580	335,220	261,300
Novacap S.A., EURIBOR + 3.500%+	3.50	6/22/2023	500,000	577,684	535,438

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Chemicals, Plastics and Rubber (continued):
Solenis Holdings LLC, 3M LIBOR + 4.000%	6.12%	6/26/2024	245,498	$243,470	$238,388
Solenis Holdings LLC, 3M LIBOR + 8.500%	10.62	6/26/2024	47,145	45,953	46,261
Starfruit Finco B.V, 1M LIBOR + 3.250%+	5.29	10/1/2025	512,157	509,949	500,889

Total Chemicals, Plastics and Rubber			2,921,803	3,288,104	2,816,207

Containers, Packaging and Glass — 1.7%*:
Albea Beauty Holdings S.A., 1M LIBOR + 3.000%+	5.52	4/22/2024	203,833	203,639	198,651
Berry Global, Inc., LIBOR + 2.500%	4.55	7/1/2026	1,596,775	1,444,952	1,603,769
BWAY Holding Co., 1M LIBOR + 3.250%	5.59	4/3/2024	1,319,197	1,318,808	1,290,254
ProAmpac PG Borrower LLC, 3M LIBOR + 8.500%	10.62	11/18/2024	500,000	495,179	475,000

Total Containers, Packaging and Glass			3,619,805	3,462,578	3,567,674

Diversified/Conglomerate Manufacturing — 1.8%*:
Amer Sports Oyj, EURIBOR + 4.500%+	4.50	3/30/2026	600,000	667,434	654,480
LTI Holdings, Inc., 1M LIBOR + 3.500%	5.54	9/6/2025	1,002,286	988,080	946,659
Triple Point Technology, Inc., 3M LIBOR + 4.250%	6.29	7/10/2020	565,336	558,853	558,976
Winebow Group, Inc. (The), 1M LIBOR + 3.750%	5.79	7/1/2021	1,196,842	1,122,039	1,101,095
Xella International GmbH, EURIBOR + 3.750%+	3.75	4/11/2024	500,000	588,325	540,207

Total Diversified/Conglomerate Manufacturing			3,864,464	3,924,731	3,801,417

Diversified/Conglomerate Service — 5.4%*:
Allied Universal Holdco LLC, 3M LIBOR + 4.250%	6.51	6/26/2026	163,656	162,065	163,733
Almonde, Inc., 3M LIBOR + 3.500%+	5.70	6/13/2024	1,328,269	1,331,178	1,291,103
EAB (Avatar Purchaser), 1M LIBOR + 3.750%	6.38	11/15/2024	242,075	241,186	238,645
Hyland Software, Inc., 1M LIBOR + 3.250%	5.29	7/1/2024	992,481	982,526	991,489
Innovation Group plc (The), LIBOR + 6.000%+¤††	6.00	4/9/2023	78,210	87,994	85,245
Innovation Group plc (The), LIBOR + 5.000%+¤††	5.94	4/9/2024	56,983	74,565	70,063
Innovation Group plc (The), LIBOR + 6.000%+¤††	6.00	4/9/2023	154,415	173,733	168,305
Innovation Group plc (The), LIBOR + 8.000%+¤††	8.76	4/9/2024	133,938	49,019	34,090
Kronos, Inc., 3M LIBOR + 3.000%	5.25	11/1/2023	2,000,000	1,982,491	2,003,180
MH Sub I LLC, 3M LIBOR + 3.750%	5.79	9/13/2024	1,496,183	1,474,702	1,484,259
Mitchell International, Inc., 1M LIBOR + 3.250%	5.29	11/29/2024	997,469	938,030	954,537
TMF Group Holding B.V., LIBOR + 6.875%+	6.88	5/4/2026	500,000	536,405	492,292
Ultimate Software Group Inc(The), 1M LIBOR + 3.750%	5.79	5/3/2026	247,000	246,418	248,235

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Diversified/Conglomerate Service (continued):
Verisure Holding AB, EURIBOR + 3.000%+	3.00%	10/21/2022	1,000,000	$1,166,090	$1,089,220
Vertafore, Inc., 1M LIBOR + 3.250%	5.29	7/2/2025	1,488,016	1,471,408	1,443,941
Vertafore, Inc., 1M LIBOR + 7.250%	9.29	7/2/2026	879,452	871,986	862,593

Total Diversified/Conglomerate Service			11,758,147	11,789,796	11,620,930

Ecological — 0.3%*:
GFL Environmental Inc., 1M LIBOR + 3.000%+	5.04	5/31/2025	131,798	131,560	130,621
PHS Group Ltd., 1M LIBOR + 5.250%+	6.25	12/20/2021	467,152	608,138	576,397

Total Ecological			598,950	739,698	707,018

Electronics — 2.4%*:
ION Trading Technologies Sarl, EURIBOR + 3.250%	4.25	11/21/2024	1,088,917	1,251,486	1,174,997
ION Trading Technologies Sarl, 3M LIBOR + 4.000%	6.06	11/21/2024	282,792	276,935	268,653
Omnitracs, Inc., 3M LIBOR + 2.750%	4.86	3/21/2025	1,481,250	1,484,184	1,463,475
Renaissance Holding Corp., 1M LIBOR + 3.250%	5.29	5/31/2025	987,500	987,500	967,394
RP Crown Parent LLC, 1M LIBOR + 2.750%	4.80	10/12/2023	722,857	720,771	722,857
Veritas Bermuda Ltd., 3M LIBOR + 4.500%	6.55	1/27/2023	552,976	551,732	521,351

Total Electronics			5,116,292	5,272,608	5,118,727

Finance — 0.7%*:
Tempo Acquisition LLC, 1M LIBOR + 3.000%	5.04	5/1/2024	1,495,466	1,498,865	1,499,833

Healthcare, Education and Childcare — 4.4%*:
Advanz Pharma Corp., LIBOR + 5.500%+	7.53	9/6/2024	1,813,000	1,794,198	1,705,362
Aenova Holding GmbH, EURIBOR + 4.000%+	5.00	9/29/2020	1,000,000	1,167,648	1,065,580
Bausch Health Companies Inc., 1M LIBOR + 3.000%	5.04	6/2/2025	430,655	428,908	432,226
Catalent Pharma Solutions Inc., 1M LIBOR + 2.250%	4.29	5/17/2026	119,226	118,942	119,487
Change Healthcare Holdings LLC, 1M LIBOR + 2.500%	4.54	3/1/2024	1,223,422	1,216,988	1,216,999
Endo Luxembourg Finance Co. I S.a r.l., 1M LIBOR + 4.250%	6.30	4/27/2024	661,298	663,697	600,749
Financiere Mendel SAS, EURIBOR + 4.750%+	4.75	3/31/2026	500,000	552,944	549,869
Lifescan Global Corp., 3M LIBOR + 6.000%	8.66	9/28/2024	179,455	174,949	161,398
Ortho-Clinical Diagnostics SA, 3M LIBOR + 3.250%	5.56	6/30/2025	1,194,864	1,195,351	1,153,940
Parexel International Corp., 1M LIBOR + 2.7500%	4.79	9/29/2024	1,331,446	1,323,179	1,262,264
Radiology Partners Holdings, LLC, LIBOR + 4.750%	7.19	7/9/2025	100,357	99,873	98,762
Rodenstock GmbH, LIBOR + 5.250%+	5.25	6/30/2026	500,000	555,813	514,320

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Healthcare, Education and Childcare (continued):
Tunstall Group Holdings Ltd., 1M LIBOR + 4.500%+††	7.50%	10/16/2020	498,656	$585,440	$551,664

Total Healthcare, Education and Childcare			9,552,379	9,877,930	9,432,620

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.7%*:
APi Group DE, Inc., 3M LIBOR + 2.500%††	4.60	9/25/2026	232,188	231,027	232,769
Hilding Anders International AB, 3M EURIBOR + 5.000%+	5.00	11/30/2024	500,000	423,514	425,762
Serta Simmons Bedding LLC, 3M LIBOR + 3.500%	5.54	11/8/2023	1,210,152	1,209,529	740,310
Serta Simmons Bedding LLC, 1M LIBOR + 8.000%	10.06	11/8/2024	474,667	470,091	153,080

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			2,417,007	2,334,161	1,551,921

Hotels, Motels, Inns and Gaming — 1.8%*:
Caesars Resort Collection LLC, 1M LIBOR + 2.750%	4.79	12/22/2024	1,488,636	1,478,269	1,478,216
Casper BidCo SAS, EURIBOR + 4.750%+	4.75	7/31/2026	500,000	561,476	551,193
Compass IV Ltd., EURIBOR + 4.500%+	4.50	4/30/2025	500,000	598,784	545,951
Richmond UK Bidco Ltd., GBP LIBOR + 4.250%+	4.97	3/3/2024	550,000	666,340	654,835
Tackle sarl, EURIBOR + 4.000%+	4.00	7/31/2024	600,000	664,923	657,103

Total Hotels, Motels, Inns and Gaming			3,638,636	3,969,792	3,887,298

Insurance — 3.4%*:
Alliant Holdings Intermediate LLC, 1M LIBOR + 3.000%	5.05	5/9/2025	1,496,212	1,466,718	1,469,759
AssuredPartners, Inc., 1M LIBOR + 3.500%	5.54	10/22/2024	978,698	982,153	973,345
Asurion LLC, 1M LIBOR + 3.000%	5.04	11/3/2023	1,496,077	1,497,549	1,501,448
Confie Seguros Holding II Co., 3M LIBOR + 8.500%	10.63	10/31/2025	464,527	455,237	435,494
Hub International Ltd., 2M LIBOR + 3.000%	2.00	4/25/2025	1,993,516	1,979,747	1,968,876
Sedgwick Claims Management Services, Inc., 1M LIBOR + 3.250%	5.29	12/31/2025	992,500	972,311	975,131

Total Insurance			7,421,530	7,353,715	7,324,053

Leisure, Amusement, Entertainment — 1.8%*:
Crown Finance US, Inc., 1M LIBOR + 2.500%	4.29	2/28/2025	1,238,670	1,212,458	1,229,850
Dorna Sports, S.L., 1M LIBOR + 3.000%+	5.20	4/12/2024	400,000	400,000	394,000
Eldorado Resorts LLC, LIBOR + 2.250%	4.31	4/17/2024	793,372	787,789	791,722
Metro-Goldwyn-Mayer, Inc., 1M LIBOR + 4.500%	6.55	7/3/2026	893,847	886,240	882,674
Vue International Bidco PLC, LIBOR + 4.750%+	4.75	6/18/2026	76,203	85,145	83,785

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Leisure, Amusement, Entertainment (continued):
Vue International Bidco PLC, LIBOR + 4.750%+	4.75%	6/30/2026	423,797	$473,586	$465,959

Total Leisure, Amusement, Entertainment			3,825,889	3,845,218	3,847,990

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.0%*:
Alison Bidco Sarl, 1M LIBOR + 4.500%+	6.76	8/29/2021	638,409	617,754	612,873
Apex Tool Group, LLC, 1M LIBOR + 5.500%	7.54	8/1/2024	179,976	176,532	174,726
Titan Acquisition Ltd., 1M LIBOR + 3.000%+	5.04	3/28/2025	1,477,500	1,478,970	1,416,391

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			2,295,885	2,273,256	2,203,990

Mining, Steel, Iron and Non-Precious Metals — 0.1%*:
Boomerang Tube, LLC, 3M LIBOR + 5.000%¤††	7.04	10/31/2021	124,368	124,368	124,368

Oil and Gas — 1.2%*:
Fieldwood Energy LLC, 1M LIBOR + 5.250%	7.51	4/11/2022	649,368	601,206	561,340
Fieldwood Energy LLC, 1M LIBOR + 7.250%	9.51	4/11/2022	885,631	439,611	655,367
Gulf Finance LLC, 3M LIBOR + 5.250%	7.36	8/25/2023	1,281,430	1,221,617	968,287
KCA Deutag Alpha Ltd., 3M LIBOR + 6.750%+	8.85	2/28/2023	493,750	491,962	307,083
Seadrill Partners Finco LLC, 3M LIBOR + 6.000%	8.10	2/21/2021	234,470	207,356	128,121

Total Oil and Gas			3,544,649	2,961,752	2,620,198

Personal and Non-Durable Consumer Products Mfg. Only — 0.5%*:
Coty Inc., 1M LIBOR + 2.250%	4.29	4/7/2025	1,187,970	1,145,240	1,148,767

Personal Transportation — 0.2%*:
WestJet Airlines Ltd., 3M LIBOR + 3.000%+	5.10	8/6/2026	408,263	406,222	411,072

Retail Stores — 1.6%*:
Bass Pro Group, LLC, 1M LIBOR + 5.000%	7.04	9/25/2024	992,405	986,816	954,198
EG America LLC, 3M LIBOR + 4.000%+	6.10	2/7/2025	362,153	360,724	357,536
EG Group Ltd., EURIBOR + 4.000%+	4.00	2/6/2025	493,343	590,078	526,094
Kirk Beauty One GmbH, EURIBOR + 3.500%+	3.09	8/12/2022	97,246	100,862	96,837
Kirk Beauty One GmbH, EURIBOR + 3.500%+	3.25	8/12/2022	500,000	521,628	495,475
Kirk Beauty One GmbH, EURIBOR + 3.500%+	3.50	8/13/2022	402,755	417,730	401,058
Thom Europe S.A.S, EURIBOR + 4.250%+	4.25	8/7/2024	500,000	576,790	547,133

Total Retail Stores			3,347,902	3,554,628	3,378,331

Telecommunications — 2.2%*:
Banff Merger Sub, Inc., 3M LIBOR + 4.250%	6.29	10/2/2025	994,987	965,935	956,472
CommScope, Inc., 1M LIBOR + 3.250%	5.29	4/6/2026	1,000,000	1,000,000	995,540
Go Daddy Operating Company, LLC, LIBOR + 2.000%	4.04	2/15/2024	1,122,319	1,118,501	1,123,587

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Telecommunications (continued):
Masmovil Holdphone SA, LIBOR + 3.250%+	3.25%		5/13/2026	431,035	$480,783	$474,114
Syniverse Holdings, Inc., 1M LIBOR + 5.000%	7.03		3/9/2023	197,077	195,717	185,160
Syniverse Holdings, Inc., 1M LIBOR + 9.000%	11.03		3/11/2024	153,729	152,018	121,446
Virgin Media Investment Holdings Ltd., LIBOR - GBP + 3.250%+	3.25		11/15/2027	750,000	1,062,547	920,170

Total Telecommunications				4,649,147	4,975,501	4,776,489

Utilities — 1.3%*:
Calpine Corp., LIBOR + 2.500%	4.61		1/16/2024	1,475,653	1,471,778	1,478,487
EFS Cogen Holdings I LLC, 3M LIBOR + 3.250%	5.34		6/28/2023	438,821	438,651	436,785
Vistra Energy Corp., 1M LIBOR + 2.000%	4.04		12/31/2025	813,832	812,988	815,980

Total Utilities				2,728,306	2,723,417	2,731,252

Total Bank Loans				93,229,485	94,432,010	91,104,005

Corporate Bonds — 43.3%*:
Aerospace and Defense — 2.3%*:
Global Aircraft Leasing Co. Ltd.^	6.50		9/15/2024	2,000,000	2,000,000	2,025,000
TransDigm, Inc.^	6.25		3/15/2026	954,000	954,000	1,024,357
Triumph Group, Inc.	5.25		6/1/2022	875,000	873,120	870,275
Triumph Group, Inc.^	6.25		9/15/2024	308,000	308,000	320,382
Triumph Group, Inc.	7.75		8/15/2025	750,000	794,957	756,788

Total Aerospace and Defense				4,887,000	4,930,077	4,996,802

Automobile — 2.5%*:
AA Bond Co. Ltd.+	5.50		7/31/2022	1,300,000	1,653,853	1,377,386
Garrett LX I Sarl/Garrett Borrowing LLC+	5.13		10/15/2026	1,150,000	1,257,515	1,203,456
Gates Global LLC/Gates Global Co.^	6.00		7/15/2022	1,977,000	1,915,243	1,969,586
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.	4.38		5/15/2026	200,000	226,830	222,077
RAC Bond Co. PLC+	5.00		11/6/2022	600,000	796,657	664,444

Total Automobile				5,227,000	5,850,098	5,436,949

Banking — 0.2%*:
BBVA Bancomer SA, 5 year CMT + 4.308%+	5.88	#	9/13/2034	424,000	424,000	421,350

Beverage, Food and Tobacco — 2.4%*:
Boparan Finance PLC+	4.38		7/15/2021	250,000	227,343	168,639
Boparan Finance PLC+	5.50		7/15/2021	1,300,000	1,727,102	983,025
JBS USA LUX SA/JBS USA Finance, Inc.^	5.75		6/15/2025	344,000	349,664	358,386
JBS USA LUX SA/JBS USA Finance, Inc.^	5.88		7/15/2024	651,000	662,667	670,563
JBS USA LUX SA/JBS USA Finance, Inc.^	6.75		2/15/2028	500,000	500,000	553,750
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.^	5.50		1/15/2030	586,000	585,424	621,148
NBM US Holdings, Inc.+	7.00		5/14/2026	750,000	784,243	786,562

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Beverage, Food and Tobacco (continued):
Sunshine Mid BV+	6.50%		5/15/2026	850,000	$1,013,132	$972,781

Total Beverage, Food and Tobacco				5,231,000	5,849,575	5,114,854

Broadcasting and Entertainment — 1.8%*:
CSC Holdings LLC^	5.75		1/15/2030	455,000	473,200	475,530
CSC Holdings LLC^	7.50		4/1/2028	386,000	386,000	434,694
Intelsat Jackson Holdings SA^	8.50		10/15/2024	500,000	500,000	503,595
Intelsat Jackson Holdings SA^	9.75		7/15/2025	436,000	457,330	455,402
Pinewood Finance Co. Ltd.+	3.25		9/30/2025	350,000	431,690	439,487
Tele Columbus AG+	3.88		5/2/2025	900,000	959,572	935,946
Telecom Argentina SA+	8.00		7/18/2026	305,000	301,093	265,350
VTR Finance BV+^	6.88		1/15/2024	224,000	220,253	230,440

Total Broadcasting and Entertainment				3,556,000	3,729,138	3,740,444

Buildings and Real Estate — 2.1%*:
Kaisa Group Holdings Ltd.+	10.88		7/23/2023	1,000,000	996,195	924,924
Mattamy Group Corp.^+	6.50		10/1/2025	521,000	548,617	547,050
Powerlong Real Estate Holdings Ltd.+	6.95		7/23/2023	1,445,000	1,430,794	1,332,738
Realogy Group LLC/Realogy Co-Issuer Corp.^	9.38		4/1/2027	500,000	489,578	464,510
Ukraine Railways Via Shortline PLC+	9.88		9/15/2021	200,000	205,700	205,750
Yuzhou Properties Co. Ltd.+	8.50		2/26/2024	1,000,000	1,025,264	979,375

Total Buildings and Real Estate				4,666,000	4,696,148	4,454,347

Cargo Transport — 0.8%*:
Kenan Advantage Group, Inc.^	7.88		7/31/2023	1,367,000	1,367,000	1,226,883
XPO Logistics, Inc.^	6.13		9/1/2023	520,000	515,064	536,900

Total Cargo Transport				1,887,000	1,882,064	1,763,783

Chemicals, Plastics and Rubber — 0.9%*:
Consolidated Energy Finance SA^	6.88		6/15/2025	874,000	893,268	876,185
Diamond BC BV	5.63		8/15/2025	300,000	316,540	295,300
Monitchem HoldCo 3 SA+	5.25		6/15/2021	500,000	560,898	545,008
Pinnacle Operating Corp.^	9.00		5/15/2023	453,953	521,999	158,884

Total Chemicals, Plastics and Rubber				2,127,953	2,292,705	1,875,377

Commercial Services — 1.2%*:
CommScope, Inc.^	5.50		3/1/2024	290,000	290,000	298,337
TDC A/S+	6.88		2/23/2023	600,000	846,301	840,140
Telecom Italia SpA/Milano+	3.63		5/25/2026	1,250,000	1,483,178	1,497,848

Total Commercial Services				2,140,000	2,619,479	2,636,325

Containers, Packaging and Glass — 0.5%*:
Mauser Packaging Solutions Holding Co.	4.75		4/15/2024	950,000	1,094,819	1,070,399

Diversified/Conglomerate Manufacturing — 0.3%*:
Appvion ESC, 3M EURIBOR + 4.125%¤	9.00	#	6/1/2020	500,000	502,062	—
Fabric BC SpA, 3M EURIBOR + 4.125%+	4.13	#	11/30/2024	150,000	170,664	164,523
Trivium Packaging Finance BV+	3.75		8/15/2026	200,000	224,370	230,524
Trivium Packaging Finance BV^+	8.50		8/15/2027	200,000	200,000	216,250

Total Diversified/Conglomerate Manufacturing				1,050,000	1,097,096	611,297

Diversified/Conglomerate Service — 2.4%*:
Algeco Global Finance PLC+	6.50		2/15/2023	750,000	901,705	819,506
Carlson Travel, Inc.^	6.75		12/15/2023	1,337,000	1,353,356	1,367,083
EIG Investors Corp.	10.88		2/1/2024	665,000	701,522	691,600

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Diversified/Conglomerate Service (continued):
Verisure Midholding AB+	5.75%		12/1/2023	2,050,000	$2,400,171	$2,301,430

Total Diversified/Conglomerate Service				4,802,000	5,356,754	5,179,619

Electronics — 1.9%*:
TIBCO Software, Inc.^	11.38		12/1/2021	1,881,000	1,988,152	1,962,706
Veritas US, Inc./Veritas Bermuda Ltd.^	7.50		2/1/2023	817,000	853,407	807,558
Veritas US, Inc./Veritas Bermuda Ltd.^	10.50		2/1/2024	1,419,000	1,453,924	1,340,955

Total Electronics				4,117,000	4,295,483	4,111,219

Finance — 3.8%*:
Arrow Global Finance PLC+	5.13		9/15/2024	300,000	408,954	366,713
Cabot Financial Luxembourg SA+	7.50		10/1/2023	650,000	898,781	828,051
Garfunkelux Holdco 3 S.A., 3M EURIBOR + 4.500%+	4.50	#	9/1/2023	200,000	213,892	191,831
Garfunkelux Holdco 3 S.A.+	8.50		11/1/2022	1,650,000	2,129,770	1,907,031
Icahn Enterprises LP/Icahn Enterprises Finance Corp.^	4.75		9/15/2024	500,000	500,000	499,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.75		2/1/2024	1,162,000	1,162,000	1,208,480
Jerrold Finco PLC+	6.13		1/15/2024	650,000	822,686	808,878
Petra Diamonds US Treasury PLC+	7.25		5/1/2022	500,000	491,840	395,000
Sovcombank PJSC+	8.00		4/7/2030	1,070,000	1,070,000	1,070,000
VFH Parent LLC/Orchestra Co-Issuer, Inc.^	6.75		6/15/2022	921,000	951,305	952,590

Total Finance				7,603,000	8,649,228	8,228,074

Healthcare, Education and Childcare — 4.4%*:
Advanz Pharma Corp.+	8.00		9/6/2024	500,000	475,582	486,250
Bausch Health Americas., Inc.^	8.50		1/31/2027	415,000	421,766	465,755
Bausch Health Companies, Inc.^	5.50		11/1/2025	184,000	184,000	192,528
Bausch Health Cos., Inc.^	6.13		4/15/2025	1,232,000	1,074,905	1,276,660
Bausch Health Cos., Inc.^	9.00		12/15/2025	165,000	163,088	185,213
Constantin Investissement 3 SASU+	5.38		4/15/2025	125,000	141,791	140,263
Cream Tech+	5.25		12/15/2025	650,000	760,710	736,707
Envision Healthcare Corp.^	8.75		10/15/2026	1,492,000	1,432,086	910,120
Nidda BondCo GmbH+	7.25		9/30/2025	500,000	590,362	577,456
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA^	6.63		5/15/2022	985,000	944,220	962,049
Par Pharmaceutical, Inc.^	7.50		4/1/2027	708,000	708,000	648,705
Rossini Sarl, 3M EURIBOR + 6.250%+	6.25	#	10/30/2025	250,000	291,647	277,627
Rossini Sarl+	6.75		10/30/2025	300,000	349,675	360,387
Synlab Unsecured Bondco PLC+	8.25		7/1/2023	750,000	925,912	852,032
Tenet Healthcare Corp.^	6.25		2/1/2027	382,000	382,000	397,872
Teva Pharmaceutical Finance Netherlands III BV+	6.00		4/15/2024	678,000	673,973	584,351
Unilabs Subholding AB+	5.75		5/15/2025	400,000	479,019	452,656

Total Healthcare, Education and Childcare				9,716,000	9,998,736	9,506,631

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.4%*:
LSF9 Balta Issuer Sarl+	7.75		9/15/2022	769,500	929,242	826,975

Hotels, Motels, Inns and Gaming — 1.3%*:
ESH Hospitality, Inc.^	4.63		10/1/2027	396,000	396,000	397,485
Marriott Ownership Resorts, Inc./LG LLC	5.63		4/15/2023	459,000	463,523	472,265

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Hotels, Motels, Inns and Gaming (continued):
TVL Finance PLC, 3M GBP LIBOR + 5.375%+	6.14	#%	7/15/2025	400,000	$505,522	$474,606
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.^	5.50		3/1/2025	1,390,000	1,374,485	1,463,392

Total Hotels, Motels, Inns and Gaming				2,645,000	2,739,530	2,807,748

Insurance — 0.3%*:
Acrisure LLC/Acrisure Finance, Inc.^	7.00		11/15/2025	500,000	480,848	466,150
Acrisure LLC/Acrisure Finance, Inc.^	8.13		2/15/2024	105,000	105,000	113,138

Total Insurance				605,000	585,848	579,288

Leisure, Amusement, Entertainment — 1.0%*:
AMC Entertainment Holdings, Inc.	6.38		11/15/2024	1,300,000	1,685,613	1,565,231
CPUK Finance Ltd.+	4.88		8/28/2025	500,000	651,325	628,919

Total Leisure, Amusement, Entertainment				1,800,000	2,336,938	2,194,150

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.5%*:
Apex Tool Group LLC/BC Mountain Finance, Inc.^	9.00		2/15/2023	578,000	575,431	512,975
Novafives SAS+	5.00		6/15/2025	550,000	590,876	504,456

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic				1,128,000	1,166,307	1,017,431

Mining, Steel, Iron and Non-Precious Metals — 2.6%*:
First Quantum Minerals Ltd.+^	6.50		3/1/2024	1,606,000	1,557,773	1,531,722
First Quantum Minerals Ltd.+^	7.00		2/15/2021	268,000	269,185	270,178
First Quantum Minerals Ltd.+^	7.50		4/1/2025	859,000	827,776	843,967
Indorama Ventures Global Services Ltd.+	4.38		9/12/2024	500,000	498,153	497,187
Metinvest BV+	8.50		4/23/2026	200,000	214,000	212,508
Northwest Acquisitions ULC/Dominion Finco, Inc.+^	7.13		11/1/2022	1,500,000	1,526,730	881,250
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.^	7.50		6/15/2025	608,000	601,059	541,120
Warrior Met Coal, Inc.^	8.00		11/1/2024	840,000	850,706	873,600

Total Mining, Steel, Iron and Non-Precious Metals				6,381,000	6,345,382	5,651,532

Oil and Gas — 3.2%*:
Calumet Specialty Products Partners LP/Calumet Finance Corp.	6.50		4/15/2021	500,000	484,359	500,650
Calumet Specialty Products Partners LP/Calumet Finance Corp.	7.63		1/15/2022	683,000	660,344	659,095
Calumet Specialty Products Partners LP/Calumet Finance Corp.	11.00		4/15/2025	500,000	500,000	500,000
Cheniere Energy Partners LP^	4.50		10/1/2029	273,000	273,000	279,484
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.63		6/15/2020	176,000	174,341	132,440
Hilcorp Energy I LP/Hilcorp Finance Co.^	6.25		11/1/2028	1,000,000	1,000,000	930,000
Jonah Energy LLC/Jonah Energy Finance Corp.^	7.25		10/15/2025	1,051,000	1,036,604	352,085
KCA Deutag UK Finance PLC+^	9.63		4/1/2023	250,000	250,000	156,875
KCA Deutag UK Finance PLC+^	9.88		4/1/2022	600,000	616,080	379,500
Laredo Petroleum, Inc.	5.63		1/15/2022	341,000	322,815	320,540
MV24 Capital BV+	6.75		6/1/2034	912,000	912,000	940,774
PBF Holding Co. LLC/PBF Finance Corp.	7.25		6/15/2025	1,022,000	1,053,594	1,059,047

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Oil and Gas (continued):
YPF Energia Electrica SA+	10.00%		7/25/2026	1,075,000	$1,062,046	$736,375

Total Oil and Gas				8,383,000	8,345,183	6,946,865

Personal Transportation — 0.1%*:
Naviera Armas S.A., 3M EURIBOR + 6.500%+	6.50	#	7/31/2023	250,000	290,570	218,671

Personal, Food and Miscellaneous — 0.9%*:
Mattel, Inc.^	6.75		12/31/2025	1,500,000	1,540,722	1,565,160
Walnut Bidco PLC+	6.75		8/1/2024	397,000	441,642	452,785

Total Personal, Food and Miscellaneous				1,897,000	1,982,364	2,017,945

Retail Stores — 0.8%*:
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC^	5.88		2/15/2028	259,000	259,000	274,136
eG Global Finance PLC+	4.38		2/7/2025	100,000	111,735	105,725
House of Fraser Funding PLC, 3M GBP LIBOR + 5.750%+††	6.51	#	9/15/2020	150,000	218,368	4,611
Takko Luxembourg 2 SCA, 3M USD LIBOR + 5.375%+	5.38	#	11/15/2023	550,000	617,939	563,007
Travelex Financing PLC+	8.00		5/15/2022	750,000	846,938	829,031

Total Retail Stores				1,809,000	2,053,980	1,776,510

Telecommunications — 2.9%*:
Altice Finco S.A.+	9.00		6/15/2023	500,000	592,599	564,731
Altice Luxembourg SA+^	7.75		5/15/2022	200,000	202,159	204,250
C&W Senior Financing DAC+	6.88		9/15/2027	750,000	776,704	777,187
Hughes Satellite Systems Corp.	5.25		8/1/2026	1,000,000	1,056,088	1,070,000
IHS Netherlands Holdco BV+	8.00		9/18/2027	750,000	750,000	765,188
Sprint Capital Corp.	6.88		11/15/2028	800,000	784,726	872,160
Sprint Corp.	7.63		3/1/2026	1,250,000	1,289,140	1,379,687
Ziggo Bond Co. BV+^	5.88		1/15/2025	500,000	497,676	513,750

Total Telecommunications				5,750,000	5,949,092	6,146,953

Utilities — 1.8%*:
Mong Duong Finance Holdings BV+	5.13		5/7/2029	635,000	635,000	647,369
Nordex SE+	6.50		2/1/2023	750,000	856,590	834,185
Techem Verwaltungsgesellschaft 674 mbH+	6.00		7/30/2026	1,350,000	1,549,466	1,588,959
Viridian Group Finance Co. PLC/Viridian Power & Energy+	4.75		9/15/2024	600,000	801,188	747,832

Total Utilities				3,335,000	3,842,244	3,818,345

Total Corporate Bonds				93,136,453	99,332,080	93,149,883

Total Fixed Income				206,940,938	213,557,672	201,572,221

	STRIKE PRICE	EXPIRATION DATE	CONTRACTS	NOTIONAL	COST	UNREALIZED VALUE	FAIR VALUE
Purchased Options — 0.1%*:
Put Options Purchased — 0.1%*:
Euro Stoxx 50 Index+	$3,150.00	12/20/2019	296	2,960	268,409	(203,561)	64,848

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	STRIKE PRICE	EXPIRATION DATE	CONTRACTS	NOTIONAL	COST	UNREALIZED VALUE	FAIR VALUE
Put Options Purchased (continued):
S&P 500 Index	$2,650.00	12/20/2019	22	2,200	$119,944	$(73,458)	$46,486

Total Put Options			318	5,160	388,353	(277,019)	111,334

Total Investments				226,678,732	215,742,905		202,985,117

Other assets and liabilities – 5.6%*							12,007,538

Net Assets – 100.0%							$214,992,655

‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	63.0%
United Kingdom	9.6%
Germany	6.1%
Netherlands	3.3%
China	2.0%
France	2.0%
Sweden	1.9%
Canada	1.8%
Zambia	1.3%
Brazil	1.2%
Other (Individually less than 1%)	7.8%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

d	The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
§

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2019. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
††	Illiquid security.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2019.

A summary of outstanding derivatives at September 30, 2019 is as follows:

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION
10/11/19	Barclays Bank plc	EUR	33,850,299	$36,920,314	$37,554,703	$634,389
10/11/19	Bank of America N.A.	EUR	379,628	414,058	420,541	6,483
10/11/19	JPMorgan Chase Bank N.A.	GBP	11,183,050	13,755,249	13,842,317	87,068
10/11/19	Citibank N.A.	GBP	325,022	399,780	406,159	6,379

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$734,319

Currency Legend

EUR – Euro
GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 95.7%*:
Asset-Backed Securities — 43.3%*d:
CDO/CLO — 4.9%*:
Ares XXXIV CLO Ltd., 3M USD LIBOR + 1.500%^	3.76	#%	7/29/2026	1,500,000	$1,498,619	$1,498,266
Avant Loans Funding Trust 2019-A^	3.48		7/15/2022	1,632,061	1,631,973	1,639,290
Bain Capital Credit CLO Ltd. 2016-2, 3M USD LIBOR + 1.800%^	3.92	#	1/15/2029	1,500,000	1,500,000	1,499,954
Benefit Street Partners CLO X Ltd., 3M USD LIBOR + 1.750%^	4.05	#	1/15/2029	2,200,000	2,200,000	2,194,936
BlueMountain CLO 2013-1 Ltd., 3M USD LIBOR + 1.230%^	3.51	#	1/20/2029	2,500,000	2,500,000	2,501,217
Denali Capital CLO Ltd. 2013 1A A1LR, 3M USD LIBOR + 1.050%^	3.32	#	10/26/2027	2,420,000	2,420,000	2,417,345
Elmwood CLO II Ltd., 3M USD LIBOR + 1.450%^	4.00	#	4/20/2031	1,650,000	1,650,000	1,651,208
FCI Funding 2019-1 LLC^	3.63		2/18/2031	664,921	664,811	669,736
Galaxy XX CLO Ltd., 3M USD LIBOR + 1.000%^	3.28	#	4/20/2031	1,200,000	1,200,000	1,188,136
Hertz Vehicle Financing LLC 2018-3^	4.37		7/25/2024	620,000	621,261	650,449
LCM Ltd. Partnership 07/27, 3M USD LIBOR + 1.750%^	4.05	#	7/15/2027	2,000,000	2,000,000	2,000,684
Madison Park Funding Ltd., 3M USD LIBOR + 1.750%	4.03	#	1/22/2028	1,500,000	1,500,000	1,499,259
Madison Park Funding XXIII Ltd., 3M USD LIBOR + 1.700%^	3.96	#	7/27/2030	1,825,000	1,823,178	1,819,872
Madison Park Funding XXVI Ltd., 3M USD LIBOR + 1.200%^	3.46	#	7/29/2030	2,000,000	1,997,119	2,000,366
Neuberger Berman CLO XX Ltd. 2015-20A BR, 3M USD LIBOR + 1.250%^	3.55	#	1/15/2028	2,000,000	2,000,000	1,970,882
OCP CLO Ltd. 2015-8A A2AR, 3M USD LIBOR + 1.450%^	3.75	#	4/17/2027	900,000	900,000	899,898
Palmer Square CLO 2015-1 Ltd., 3M USD LIBOR + 1.650%^	3.80	#	5/21/2029	700,000	700,000	699,983
Riserva Clo Ltd., 3M USD LIBOR + 1.700%^	4.00	#	10/18/2028	2,750,000	2,750,000	2,743,408
Rockford Tower CLO Ltd. 2017-3, 3M USD LIBOR + 1.190%^	3.47	#	10/20/2030	1,250,000	1,250,000	1,246,893
RR 3 Ltd. Series 2018-3 A A1R2, 3M USD LIBOR + 1.090%^	3.39	#	1/15/2030	1,625,000	1,619,215	1,616,269
Salem Fields CLO Ltd. 2016-2, 3M USD LIBOR + 1.150%^	3.43	#	10/25/2028	2,000,000	1,996,965	1,997,352
Structured Asset Securities Corp. Mortgage Loan Trust 2006-GEL1, 1M USD LIBOR + 0.800%^	2.82	#	11/25/2035	3,060,000	3,070,870	2,987,217
Treman Park CLO Ltd. 2015-1A ARR, 3M USD LIBOR + 1.070%^	3.35	#	10/20/2028	1,170,000	1,170,000	1,171,598
VMC Finance 2018-FL1 LLC, 1M USD LIBOR + 0.820%^	2.84	#	3/15/2035	419,840	419,840	420,363

Total CDO/CLO				39,086,822	39,083,851	38,984,581

Other Asset-Backed Securities — 38.4%*:
321 Henderson Receivables II LLC 2006-3A A1, 1M USD LIBOR + 0.200%^	2.23	#	9/15/2041	109,109	106,150	104,482
AASET 2017-1 Trust^	3.97		5/16/2042	1,708,659	1,704,137	1,729,094
AASET US Ltd. 2018-2 A^	4.45		11/18/2038	1,783,793	1,795,158	1,829,841
Access Group, Inc. 2015-1 A, 1M USD LIBOR + 0.700%^	2.72	#	7/25/2056	144,247	141,579	142,808

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Access Group, Inc. 2015-1 B, 1M USD LIBOR + 1.500%^	3.52	#%	7/25/2058	100,000	$86,710	$92,578
AccessLex Institute 2002-A A2, 28 Day ARS	1.96	#	9/25/2037	600,000	580,478	588,634
AccessLex Institute 2004-A A3	1.70		7/1/2039	850,000	835,092	837,674
Adams Outdoor Advertising LP^	4.81		11/15/2048	1,146,161	1,161,020	1,189,491
American Credit Acceptance Receivables Trust 2017-4 C^	2.94		1/10/2024	1,313,000	1,312,965	1,315,439
American Credit Acceptance Receivables Trust 2019-1^	3.50		4/14/2025	2,650,000	2,649,552	2,699,489
AmeriCredit Automobile Receivables Trust 2019-3	2.58		9/18/2025	2,120,000	2,119,599	2,121,877
Arbys Funding LLC 2015-1A A2^	4.97		10/30/2045	77,000	77,000	82,942
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2004-W10 M1, 1M USD LIBOR + 0.900%	2.92	#	10/25/2034	223,010	204,438	222,340
ARI Fleet Lease Trust 2016-A A3^	2.11		7/15/2024	72,957	72,949	72,997
Ascentium Equipment Receivables Trust 2018-2 B^	3.76		5/10/2024	1,418,000	1,417,978	1,471,470
Ascentium Equipment Receivables Trust 2018-2 B^	5.18		7/10/2026	2,723,000	2,732,740	2,829,547
Ascentium Equipment Receivables Trust 2019-1^	3.47		5/12/2025	683,000	682,788	702,975
Ascentium Equipment Receivables Trust 2019-1^	4.31		4/12/2027	430,000	438,565	442,309
Avis Budget Rental Car Funding AESOP LLC^	3.55		9/22/2025	3,234,000	3,233,343	3,358,766
Avis Budget Rental Car Funding AESOP LLC^	3.70		3/20/2023	344,000	343,989	352,993
Avis Budget Rental Car Funding AESOP LLC^	4.53		3/20/2023	738,000	739,096	749,720
Bank of The West Auto Trust 2019-1^	2.90		4/15/2025	1,062,000	1,061,696	1,072,052
BRE Grand Islander Timeshare Issuer LLC 2017-1A A^	2.94		5/25/2029	167,473	167,438	169,201
BRE Grand Islander Timeshare Issuer LLC 2017-1A B^	3.24		5/25/2029	137,919	137,903	138,401
BRE Grand Islander Timeshare Issuer LLC 2019-A^	3.78		9/26/2033	1,239,590	1,239,546	1,268,317
CAL Funding III Ltd.^	4.34		9/25/2043	522,000	521,943	535,077
Canadian Pacer Auto Receivables Trust 2018-2+^	3.63		1/19/2024	470,000	469,981	486,886
Capital Automotive LLC 2017-1A A1^	3.87		4/15/2047	293,981	293,900	296,177
Carmax Auto Owner Trust 2019-2	3.41		10/15/2025	615,000	614,965	631,403
Castlelake Aircraft Securitization Trust 2018-1^	4.13		6/15/2043	2,130,829	2,131,945	2,181,129
Castlelake Aircraft Securitization Trust 2019-1A	3.97		4/15/2039	903,980	903,980	917,719
Castlelake Aircraft Securitization Trust 2019-1A	5.10		4/15/2039	914,569	923,617	926,961
Cazenovia Creek Funding I LLC 2015-1A A^	2.00		12/10/2023	3,660	3,638	3,657
Centex Home Equity Loan Trust 2006-A AV4, 1M USD LIBOR + 0.250%	2.27	#	6/25/2036	65,922	64,515	65,581

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Chase Education Loan Trust, 3M USD LIBOR + 0.220%	2.32	#%	6/28/2040	670,714	$635,006	$636,071
CIT Education Loan Trust 2007-1, 3M USD LIBOR + 0.090%^	2.20	#	3/25/2042	1,376,526	1,316,768	1,333,182
CLI Funding V LLC^	3.38		10/18/2029	2,039,555	2,033,229	2,047,309
CLI Funding V LLC 2013-1A^	2.83		3/18/2028	1,683,000	1,653,659	1,674,103
CLI Funding V LLC 2013-2A^	3.22		6/18/2028	750,873	743,776	751,046
CLI Funding V LLC 2014-1A A^	3.29		6/18/2029	630,397	627,583	631,833
CLI Funding VI LLC^	3.71		5/18/2044	1,083,057	1,083,057	1,091,032
CLI Funding VI LLC 2017-1A A^	3.62		5/18/2042	1,498,552	1,501,519	1,502,764
College Avenue Student Loans LLC, 1M USD LIBOR + 1.650%^	3.67	#	11/26/2046	1,052,958	1,054,273	1,054,325
College Avenue Student Loans LLC^	3.81		12/28/2048	1,351,000	1,350,873	1,371,603
College Avenue Student Loans LLC 2018-A, 1M USD LIBOR + 1.200%^	3.22	#	12/26/2047	979,628	979,628	968,452
College Loan Corp. Trust I 2005-2 B, 3M USD LIBOR + 0.490%	2.79	#	1/15/2037	151,157	134,567	140,475
Commonbond Student Loan Trust 2016-B A1^	2.73		10/25/2040	1,020,996	1,024,925	1,030,334
Commonbond Student Loan Trust 2017-A-GS^	3.47		5/25/2041	1,345,033	1,326,595	1,371,717
Commonbond Student Loan Trust 2017-A-GS^	5.28		5/25/2041	179,543	179,522	189,451
Commonbond Student Loan Trust 2018-A-GS^	3.82		2/25/2044	288,263	288,200	293,803
Commonbond Student Loan Trust 2018-BGS^	4.12		9/25/2045	361,266	361,220	368,120
Commonbond Student Loan Trust 2018-C-GS^	4.35		2/25/2046	377,985	377,950	383,692
Credit Suisse ABS Repackaging Trust 2013-A B^	2.50		1/25/2030	34,694	33,315	33,826
DB Master Finance LLC^	3.79		5/20/2049	944,633	944,632	976,953
DB Master Finance LLC^	4.02		5/20/2049	1,116,202	1,116,202	1,140,302
DB Master Finance LLC^	4.03		11/20/2047	982,500	950,206	1,036,153
Diamond Resorts Owner Trust 2016-1 A^	3.08		11/20/2028	283,161	283,161	284,420
Diamond Resorts Owner Trust 2018-1^	3.70		1/21/2031	403,045	403,045	410,688
Diamond Resorts Owner Trust 2019-1^	2.89		2/20/2032	2,097,668	2,097,390	2,102,795
Domino’s Pizza Master Issuer LLC^	4.12		7/25/2048	651,750	651,750	680,229
Domino’s Pizza Master Issuer LLC 2017-1 A^	3.08		7/25/2047	3,630,900	3,565,131	3,647,470
DRB Prime Student Loan Trust 2016-R A2^¤	3.07		10/25/2044	1,481,203	1,478,583	1,486,736
Drive Auto Receivables Trust	3.66		11/15/2024	450,000	449,933	455,297
Drive Auto Receivables Trust 2019-1	3.78		4/15/2025	2,625,000	2,624,826	2,675,508
Drive Auto Receivables Trust 2019-4	2.70		2/16/2027	1,983,000	1,982,951	1,978,356
DT Auto Owner Trust 2019-1^	3.61		11/15/2024	1,460,000	1,459,862	1,483,685
Earnest Student Loan Program 2017-A LLC^	3.59		1/25/2041	1,006,113	1,005,372	1,025,743
Earnest Student Loan Program LLC 2016-C A2^	2.68		7/25/2035	176,642	175,734	177,045
Earnest Student Loan Program LLC 2016-D A2^	2.72		1/25/2041	191,977	191,922	192,296
ECMC Group Student Loan Trust 2016-1A A, 1M USD LIBOR + 1.350%^	3.37	#	7/26/2066	381,874	381,874	384,628

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
ECMC Group Student Loan Trust 2017-1A A, 1M USD LIBOR + 1.200%^	3.22	#%	12/27/2066	1,107,007	$1,107,007	$1,118,167
ECMC Group Student Loan Trust 2018-1, 1M USD LIBOR + 0.750%^	2.77	#	2/27/2068	1,255,871	1,255,871	1,247,445
ECMC Group Student Loan Trust 2018-2, 1M USD LIBOR + 0.800%^	2.82	#	9/25/2068	955,590	954,640	954,740
EdLinc Student Loan Funding Trust 2017-A A, Prime - 1.150%^	4.35	#	12/1/2047	1,310,243	1,301,420	1,305,011
Educational Funding of the South, Inc., 3M USD LIBOR + 0.650%	2.93	#	4/25/2035	1,226,589	1,220,012	1,221,664
EDvestinU Private Education Loan Issue No 1 LLC^	3.58		11/25/2038	1,871,577	1,871,255	1,960,364
Elara HGV Timeshare Issuer 2016-A LLC^	3.22		4/25/2028	683,516	677,308	682,590
Elara HGV Timeshare Issuer LLC 2014-A B^	3.02	**	2/25/2027	13,334	13,249	13,334
Elara HGV Timeshare Issuer LLC 2016-A A^	2.73		4/25/2028	991,276	974,673	992,665
Elara HGV Timeshare Issuer LLC 2017-A^	2.96		3/25/2030	1,610,601	1,598,755	1,604,544
Elara HGV Timeshare Issuer LLC 2017-A A^	2.69		3/25/2030	289,362	289,340	290,379
Elara HGV Timeshare Issuer LLC 2019-A^	3.45		1/25/2034	3,163,199	3,162,430	3,156,832
ELFI Graduate Loan Program LLC 2018-A, 1M USD LIBOR + 0.750%^	2.77	#	8/25/2042	1,477,337	1,476,503	1,472,827
ELFI Graduate Loan Program LLC 2018-A^	4.00		8/25/2042	460,000	451,271	477,116
Exeter Automobile Receivables Eart 2019 1A	4.13		12/16/2024	7,435,000	7,750,780	7,712,627
Exeter Automobile Receivables Trust 2019-1A B^	3.45		2/15/2023	935,000	934,972	944,644
Exeter Automobile Receivables Trust 2019-3^	3.11		8/15/2025	1,545,000	1,544,670	1,561,418
First Franklin Mortgage Loan Trust 2004-FFH4 M5, 1M USD LIBOR + 1.575%	3.59	#	1/25/2035	163,746	164,400	164,347
First Investors Auto Owner Trust 2017-3A B^	2.72		4/17/2023	560,000	559,973	563,546
Flagship Credit Auto Trust 2017-4^	3.58		1/15/2024	3,500,000	3,584,447	3,580,610
Flagship Credit Auto Trust 2017-4 C^	2.92		11/15/2023	1,140,000	1,139,255	1,148,549
Flagship Credit Auto Trust 2019-1^	3.60		2/18/2025	2,175,000	2,176,596	2,237,169
Global SC Finance II SRL 2014-1A A1+^	3.19		7/17/2029	149,833	149,807	149,812
GLS Auto Receivables Trust 2018-3 A^	3.35		8/15/2022	298,878	298,873	300,251
Goal Capital Funding Trust 2010-1 A, 3M USD LIBOR + 0.700%^	2.83	#	8/25/2048	133,314	128,181	133,760
Goal Structured Solution Trust 2015-1 B, 1M USD LIBOR + 1.500%^	3.52	#	9/25/2043	100,000	77,056	98,500
Goodgreen Trust 2016-1 A^	3.23		10/15/2052	837,106	827,312	857,949
Goodgreen Trust 2018-1^	3.93		10/15/2053	3,619,950	3,660,858	3,819,829
Goodgreen Trust 2019-1^	3.86		10/15/2054	2,869,200	2,869,712	3,038,480
HERO Funding Trust 2015-1A A^	3.84		9/21/2040	539,950	549,289	552,975
HERO Funding Trust 2016-4A A1^	3.57		9/20/2047	241,137	241,045	248,017

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
HERO Funding Trust 2017-2A A1^	3.28%		9/20/2048	91,420	$91,409	$92,219
HERO Funding Trust 2017-2A A2^	4.07		9/20/2048	71,830	73,551	74,359
HERO Funding Trust 2017-3A A1^	3.19		9/20/2048	612,733	612,533	625,395
HERO Funding Trust 2018-1^	4.67		9/20/2048	970,511	990,128	1,025,247
Hertz Fleet Lease Funding LP^	3.44		1/10/2033	2,625,000	2,624,585	2,653,922
Hertz Vehicle Financing II LP^	3.29		7/25/2022	1,000,000	988,922	1,007,711
Hertz Vehicle Financing II LP^	3.29		2/25/2024	2,830,000	2,779,708	2,899,102
Hertz Vehicle Financing II LP^	3.52		3/25/2021	900,000	897,306	903,240
Hertz Vehicle Financing II LP^	3.56		10/25/2021	2,300,000	2,286,070	2,316,649
Hertz Vehicle Financing II LP^	3.60		2/25/2024	1,320,000	1,319,645	1,355,120
Hertz Vehicle Financing II LP^	4.20		10/25/2023	7,250,000	7,593,451	7,550,808
Higher Education Funding I 2004-1 B1, 28 Day ARS^	3.88	#	1/1/2044	950,000	835,274	900,984
Hilton Grand Vacations Trust 2017-AA B^	2.96	**	12/26/2028	194,039	194,032	195,169
Hilton Grand Vacations Trust 2018-A^	3.54		2/25/2032	335,407	335,399	347,130
Hilton Grand Vacations Trust 2019-A^	2.84		7/25/2033	2,592,190	2,592,190	2,588,585
Horizon Aircraft Finance I Ltd. 2018-1 A^	4.46		12/15/2038	465,933	465,923	483,951
KDAC Aviation Finance Ltd.^	4.21		12/15/2042	1,503,784	1,499,626	1,540,341
KREF Ltd. 2018-FL1 AS, 1M USD LIBOR + 1.350%^	3.37	#	6/15/2036	2,380,000	2,380,000	2,393,163
Laurel Road Prime Student Loan Trust 2017-B CFX^	3.61		8/25/2042	329,526	329,478	329,110
Laurel Road Prime Student Loan Trust 2017-C B^	2.95		11/25/2042	382,623	382,481	380,504
Laurel Road Prime Student Loan Trust 2019-A^	3.00		10/25/2048	855,000	854,929	862,510
Lendmark Funding Trust 2017-2A A^	2.80		5/20/2026	680,000	679,949	679,721
Lendmark Funding Trust 2018-1^	3.81		12/21/2026	630,000	629,970	637,441
Mariner Finance Issuance Trust 2017-BA B^	2.92		12/20/2029	3,360,000	3,345,391	3,365,154
Mariner Finance Issuance Trust 2018-A^	4.20		11/20/2030	1,848,000	1,847,872	1,891,255
Marlette Funding Trust 2019-1^	3.44		4/16/2029	750,285	750,269	756,867
Marlette Funding Trust 2019-2^	3.13		7/16/2029	1,054,205	1,054,105	1,062,048
Marlette Funding Trust 2019-2^	3.53		7/16/2029	976,000	975,815	992,599
Mosaic Solar Loan Trust 2018-2-GS^	4.20		2/22/2044	521,001	520,919	539,569
Mosaic Solar Loans LLC 2017-1A A^	4.45		6/20/2042	77,926	77,905	81,349
MVW Owner Trust 2013-1A A^	2.15		4/22/2030	159,338	158,300	159,043
MVW Owner Trust 2015-1A A^	2.52		12/20/2032	21,268	21,267	21,270
Navient Private Education Loan Trust 2018-B, 1M USD LIBOR + 0.720%^	2.75	#	12/15/2059	320,000	320,000	318,888
Navient Private Education Refi Loan Trust 2019-A^	3.42		1/15/2043	595,000	594,740	618,126
Navient Student Loan Trust 2015-1 B, 1M USD LIBOR + 1.500%	3.52	#	7/25/2052	1,100,000	1,094,851	1,114,064
Navient Student Loan Trust 2015-2 A3, 1M USD LIBOR + 0.570%	2.59	#	11/26/2040	500,000	493,153	494,923
Navient Student Loan Trust 2016-5A A, 1M USD LIBOR + 1.250%^	3.27	#	6/25/2065	847,691	851,244	856,243
Navient Student Loan Trust 2016-6 A3, 1M USD LIBOR + 1.300%^	3.32	#	3/25/2066	550,000	550,000	559,482
Navient Student Loan Trust 2017-1A A3, 1M USD LIBOR + 1.150%^	3.17	#	7/26/2066	1,000,000	1,000,000	1,014,692

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Navient Student Loan Trust 2017-5A A, 1M USD LIBOR + 0.800%^	2.82	#%	7/26/2066	1,056,700	$1,056,276	$1,052,700
Navient Student Loan Trust 2018-1A A3, 1M USD LIBOR + 0.720%^	2.74	#	3/25/2067	1,600,000	1,600,000	1,595,135
Navient Student Loan Trust 2018-2, 1M USD LIBOR + 0.750%^	2.77	#	3/25/2067	1,360,000	1,360,000	1,359,577
Navient Student Loan Trust 2018-3, 1M USD LIBOR + 0.800%^	2.82	#	3/25/2067	1,600,000	1,600,000	1,593,125
Navient Student Loan Trust 2019-2, 1M USD LIBOR + 1.000%^	3.02	#	2/27/2068	2,516,000	2,516,000	2,538,049
Navient Student Loan Trust 2019-B, 1M USD LIBOR - 0.980%^	3.01	#	12/15/2059	3,000,000	3,000,000	2,988,242
Navistar Financial Dealer Note Master Owner Trust II, 1M USD LIBOR + 0.950%^	2.97	#	5/25/2024	1,108,000	1,108,000	1,108,900
Navistar Financial Dealer Note Master Owner Trust II, 1M USD LIBOR + 1.050%^	3.07	#	9/25/2023	300,000	300,000	300,388
Navistar Financial Dealer Note Master Owner Trust II, 1M USD LIBOR + 1.450%^	3.47	#	5/25/2024	1,018,000	1,018,000	1,017,998
Navistar Financial Dealer Note Master Owner Trust II, 1M USD LIBOR + 1.550%^	3.57	#	9/25/2023	520,000	520,000	520,608
Nelnet Private Education Loan Trust 2016-A A1A, 1M USD LIBOR + 1.750%^	3.77	#	12/26/2040	171,619	171,619	173,560
Nelnet Private Education Loan Trust 2016-A A1B^	3.60		12/26/2040	205,968	205,823	208,547
Nelnet Student Loan Trust 2005-1, 3M USD LIBOR + 0.110%	2.39	#	10/25/2033	360,206	358,290	353,906
Nelnet Student Loan Trust 2005-2, 3M USD LIBOR + 0.100%	2.26	#	3/23/2037	370,895	368,618	365,820
Nelnet Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.200%	2.48	#	1/25/2038	1,170,603	1,101,299	1,121,089
Nelnet Student Loan Trust 2006-3, 3M USD LIBOR + 0.250%	2.36	#	6/25/2041	1,733,117	1,620,029	1,607,259
Nelnet Student Loan Trust 2007-2, 28 Day ARS^	3.37	#	6/25/2035	2,000,000	1,973,843	1,988,047
Nelnet Student Loan Trust 2012-4, 1M USD LIBOR + 1.000%^	3.02	#	7/26/2049	900,000	868,487	861,540
Nelnet Student Loan Trust 2014-6A A, 1M USD LIBOR + 0.650%^	2.67	#	11/25/2052	2,313,286	2,287,207	2,280,583
Nelnet Student Loan Trust 2018-1A, 1M USD LIBOR + 0.760%^	2.78	#	5/25/2066	3,190,000	3,174,974	3,155,558
Nelnet Student Loan Trust 2018-3, 1M USD LIBOR + 0.750%^	2.77	#	9/27/2066	1,300,000	1,300,000	1,291,084
Nelnet Student Loan Trust 2019-2, 1M USD LIBOR + 0.900%^	3.05	#	6/27/2067	1,129,386	1,129,386	1,125,335
New Residential Advance Receivables Trust Advance Receivables Backed 2019-T2^	3.06		8/15/2053	785,000	784,726	782,970

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
New Residential Advance Receivables Trust Advance Receivables Backed 2019-T3^	2.71%		10/20/2052	1,370,000	$1,370,000	$1,372,868
New Residential Advance Receivables Trust Advance Receivables Backed 2019-T3^	3.06		10/20/2052	2,300,000	2,300,000	2,304,628
NorthStar Student Loan Trust III 2016-1 A, 1M USD LIBOR + 1.250%^	3.27	#	5/27/2036	132,548	127,231	133,555
NovaStar Mortgage Funding Trust 2004-4 M5, 1M USD LIBOR + 1.725%	3.74	#	3/25/2035	316,980	316,980	317,267
NP Ferrum LLC 2015 1A A1+	5.05		3/19/2046	800,000	812,796	817,595
NP SPE II LLC^¤	2.57		9/20/2049	829,000	829,000	829,000
NP SPE II LLC 2017-1A A1^	3.37		10/21/2047	368,359	368,359	378,562
OneMain Direct Auto Receivables Trust 2017-2A A^	2.31		12/14/2021	257,464	257,447	257,314
OneMain Financial Issuance Trust 2019-2^	3.14		10/14/2036	5,800,000	5,797,528	5,801,444
OneMain Financial Issuance Trust 2019-2^	3.66		10/14/2036	2,400,000	2,399,480	2,400,119
Orange Lake Timeshare Trust 2016-A A^	2.61		3/8/2029	975,310	957,218	981,249
Orange Lake Timeshare Trust 2016-A B^	2.91		3/8/2029	395,295	390,280	391,367
Orange Lake Timeshare Trust 2018-A^	3.74		11/8/2030	761,553	774,787	772,181
Orange Lake Timeshare Trust 2019-A^	4.93		4/9/2038	2,627,323	2,626,786	2,653,924
Oscar US Funding Trust II 2015 1A A4+^	2.44		6/15/2022	27,959	27,570	27,958
Oscar US Funding X LLC+^¤	3.27		5/11/2026	2,240,000	2,239,645	2,307,551
Oxford Finance Funding LLC 2016-1A A^	3.97		6/17/2024	81,754	81,754	82,272
Pennsylvania Higher Education Assistance Agency, 28 day ARS	3.11		10/25/2042	1,150,000	1,134,240	1,132,819
PHEAA Student Loan Trust 2016-2A A, 1M USD LIBOR + 0.950%^	2.97	#	11/25/2065	485,262	485,262	486,483
Pioneer Aircraft Finance Ltd.+^	3.97		6/15/2044	1,017,500	1,017,500	1,048,616
Popular ABS Mortgage Pass-Through Trust 2006-B A3, 1M USD LIBOR + 0.280%	2.30	#	5/25/2036	34,226	32,999	34,028
SBA Tower Trust^	2.84		1/15/2025	5,300,000	5,300,000	5,277,969
SBA Tower Trust^	2.88		4/9/2021	880,000	875,772	882,973
SBA Tower Trust^	3.17		4/11/2022	630,000	630,830	638,194
SBA Tower Trust^	3.87		10/15/2049	1,300,000	1,305,020	1,353,562
Securitized Equipment Receivables	3.76		10/11/2024	550,000	549,990	550,726
Securitized Equipment Receivables	4.20		10/11/2024	610,000	609,967	612,030
Sierra Receivables Funding Co LLC 2017-1A A^	2.91		3/20/2034	423,816	425,032	428,957
Sierra Receivables Funding Co LLC 2018-1AB	4.24		4/20/2035	1,991,599	2,014,616	2,034,940
Sierra Timeshare 2015-1 Receivables Funding LLC^	3.05		3/22/2032	415,567	414,149	415,702
Sierra Timeshare 2015-2 Receivables Funding LLC^	2.43		6/20/2032	337,300	334,620	336,934
Sierra Timeshare 2016-2 Receivables Funding LLC^	2.78		7/20/2033	274,254	271,894	273,981
Sierra Timeshare 2018-2 Receivables Funding LLC^	3.94		6/20/2035	341,494	341,404	347,047
Sierra Timeshare 2018-3 Receivables Funding LLC^	5.20		9/20/2035	587,637	593,593	595,861

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Sierra Timeshare 2019-1 Receivables Funding LLC^	3.77%		1/20/2036	1,444,882	$1,451,954	$1,485,206
Sierra Timeshare 2019-1 Receivables Funding LLC^	4.75		1/20/2036	1,919,100	1,921,680	1,963,187
Sierra Timeshare Receivables Funding LLC 2015 3A B^	3.08		9/20/2032	39,178	38,941	39,360
Sierra Timeshare Receivables Funding LLC 2015-1A A^	2.40		3/22/2032	75,841	75,047	75,781
Sierra Timeshare Receivables Funding LLC 2015-2A B^	3.02		6/20/2032	650,506	647,777	650,804
Sierra Timeshare Receivables Funding LLC 2015-3A A^	2.58		9/20/2032	14,510	14,508	14,511
Sierra Timeshare Receivables Funding LLC 2019-2^	3.12		5/20/2036	348,990	348,963	352,044
Sierra Timeshare Receivables Funding LLC 2019-2^	4.54		5/20/2036	1,692,603	1,692,133	1,706,499
SLC Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.200%	2.36	#	2/15/2045	640,305	577,901	602,221
SLC Student Loan Trust 2006-1, 3M USD LIBOR + 0.210%	2.33	#	3/15/2055	2,240,483	2,085,760	2,076,568
SLC Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.230%	2.35	#	12/15/2039	1,682,726	1,566,894	1,571,914
SLC Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.230%	2.51	#	1/25/2041	736,637	693,721	679,885
SLM Student Loan Trust 2003-11, 3M USD LIBOR + 0.650%	2.77	#	12/15/2038	949,259	902,907	898,822
SLM Student Loan Trust 2003-14, 3M USD LIBOR + 0.600%^	2.88	#	10/25/2065	2,700,000	2,692,559	2,662,980
SLM Student Loan Trust 2003-14 A6, 3M USD LIBOR + 0.300%	2.58	#	7/25/2025	31,934	31,082	31,890
SLM Student Loan Trust 2003-4 B, 3M USD LIBOR + 0.650%	2.77	#	6/15/2038	366,280	350,393	344,393
SLM Student Loan Trust 2004-1, 3M USD LIBOR + 0.500%	2.78	#	7/25/2039	527,001	501,454	499,060
SLM Student Loan Trust 2004-3A A6A, 3M USD LIBOR + 0.550%^	2.83	#	10/25/2064	1,550,000	1,523,246	1,524,266
SLM Student Loan Trust 2004-8, 3M USD LIBOR + 0.460%	2.74	#	1/25/2040	1,101,276	1,044,210	1,040,197
SLM Student Loan Trust 2005-4 B, 3M USD LIBOR + 0.180%	2.46	#	7/25/2055	700,959	625,783	656,199
SLM Student Loan Trust 2005-5, 3M USD LIBOR + 0.250%	2.53	#	10/25/2040	1,413,477	1,326,847	1,320,970
SLM Student Loan Trust 2005-6 B, 3M USD LIBOR + 0.290%	2.57	#	1/25/2044	2,069,399	1,932,625	1,933,423
SLM Student Loan Trust 2005-9, 3M USD LIBOR + 0.300%	2.58	#	1/25/2041	812,335	776,635	764,150
SLM Student Loan Trust 2005-9, 3M EURIBOR + 0.600%	2.88	#	1/25/2041	1,209,841	1,195,909	1,193,400
SLM Student Loan Trust 2006-10 A6, 3M USD LIBOR + 0.150%	2.43	#	3/25/2044	2,800,000	2,701,993	2,667,543
SLM Student Loan Trust 2006-10 B, 3M USD LIBOR + 0.220%	2.50	#	3/25/2044	1,206,143	1,140,441	1,134,302
SLM Student Loan Trust 2006-2¤	Zero Coupon		1/25/2041	3,956	1,621,960	1,938,592

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
SLM Student Loan Trust 2006-2, 3M USD LIBOR + 0.170%	2.45	#%	1/25/2041	1,121,337	$1,094,539	$1,079,189
SLM Student Loan Trust 2006-5 B, 3M USD LIBOR + 0.210%	2.49	#	10/25/2040	554,460	494,136	516,557
SLM Student Loan Trust 2006-7 B, 3M USD LIBOR + 0.200%	2.48	#	1/27/2042	536,340	498,745	492,946
SLM Student Loan Trust 2006-8, 3M USD LIBOR + 0.230%	2.51	#	1/25/2041	904,398	843,839	838,350
SLM Student Loan Trust 2006-9 A5, 3M USD LIBOR + 0.100%	2.38	#	1/26/2026	39,348	38,589	39,318
SMB Private Education Loan Trust 2014-A^	4.00		9/15/2042	1,250,000	1,271,576	1,299,409
SMB Private Education Loan Trust 2014-A A2B, 1M USD LIBOR + 1.150%^	3.18	#	5/15/2026	306,871	308,635	308,459
SMB Private Education Loan Trust 2015-A A2B, 1M USD LIBOR + 1.000%^	3.03	#	6/15/2027	51,102	50,413	51,184
SMB Private Education Loan Trust 2015-A A3, 1M USD LIBOR + 1.500%^	3.53	#	2/17/2032	900,000	918,612	912,220
SMB Private Education Loan Trust 2015-C^	4.50		9/17/2046	1,710,000	1,754,312	1,808,149
SMB Private Education Loan Trust 2015-C A3, 1M USD LIBOR + 1.950%^	3.98	#	8/16/2032	700,000	728,383	715,584
SMB Private Education Loan Trust 2016-B A2B, 1M USD LIBOR + 1.450%^	3.48	#	2/17/2032	87,364	87,364	88,321
SMB Private Education Loan Trust 2016-C A2B, 1M USD LIBOR + 1.100%^	3.13	#	9/15/2034	209,446	209,446	211,169
SMB Private Education Loan Trust 2017-B A2B, 1M USD LIBOR + 0.750%^	2.78	#	10/15/2035	649,398	649,398	649,490
SMB Private Education Loan Trust 2018-B, 1M USD LIBOR + 0.720%^	2.75	#	1/15/2037	2,800,000	2,784,045	2,783,961
SMB Private Education Loan Trust 2018-C, 1M USD LIBOR + 0.75%^	2.78	#	11/15/2035	1,800,000	1,791,671	1,791,008
SMB Private Education Loan Trust 2019-A, 1M USD LIBOR + 0.75%^	2.90	#	7/15/2036	1,715,000	1,715,000	1,708,150
SMB Private Education Loan Trust 2019-B, 1M USD LIBOR + 1.000%^	3.03	#	6/15/2037	1,800,000	1,800,000	1,802,221
SoFi Alternative Trust 2019-C^¤	4.68		1/25/2045	4,324,787	4,475,751	4,493,311
SoFi Consumer Loan Program 2018-3 Trust^	3.20		8/25/2027	175,246	175,246	175,667
SoFi Consumer Loan Program LLC 2016-1A A^	3.26		8/25/2025	287,030	287,830	289,819
SoFi Consumer Loan Program LLC 2016-2A A^	3.09		10/27/2025	65,871	65,864	66,029
SoFi Consumer Loan Program LLC 2017-2 A^	3.28		2/25/2026	203,613	203,361	205,187
SoFi Consumer Loan Program LLC 2017-3 A^	2.77		5/25/2026	332,672	332,672	333,627
SoFi Consumer Loan Program Trust 2019-3^	3.89		5/25/2028	2,566,000	2,565,277	2,616,181
SoFi Professional Loan Program 2018-A LLC^¤+	Zero Coupon		2/25/2042	1,372,500	1,008,840	1,073,844
SoFi Professional Loan Program 2018-B Trust^¤	Zero Coupon		8/26/2047	1,265,700	705,722	755,849
SoFi Professional Loan Program 2018-D Trust^¤	Zero Coupon		2/25/2048	1,887,200	674,804	651,084

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
SoFi Professional Loan Program 2019-A LLC^¤	Zero Coupon	%	6/15/2048	3,522,900	$1,057,912	$1,056,870
SoFi Professional Loan Program 2019-A LLC^	4.11		6/15/2048	870,000	840,308	952,163
SoFi Professional Loan Program LLC 2015-A RC^¤	Zero Coupon		3/25/2033	300	844,125	262,500
SoFi Professional Loan Program LLC 2015-C A2^	2.51		8/25/2033	22,684	22,583	22,820
SoFi Professional Loan Program LLC 2016-B A1, 1M USD LIBOR + 1.200%^	3.22	#	6/25/2033	230,536	232,977	232,517
SoFi Professional Loan Program LLC 2016-D A1, 1M USD LIBOR + 0.950%^	2.97	#	1/25/2039	47,273	47,273	47,492
SoFi Professional Loan Program LLC 2017-D R1^	Zero Coupon		9/25/2040	1,233,700	736,635	669,529
Store Master Funding I-VII A3^	4.40		10/20/2048	1,891,292	1,910,852	2,010,758
Taco Bell Funding LLC 2016-1A A23^	4.97		5/25/2046	1,197,437	1,237,106	1,274,373
Taco Bell Funding LLC 2018-1A A2I^	4.32		11/25/2048	2,114,025	2,114,025	2,186,902
TAL Advantage LLC 2017-1A A^	4.50		4/20/2042	544,584	550,813	561,402
TAL Advantage V LLC^	3.33		5/20/2039	1,119,328	1,112,233	1,118,955
Tesla Auto Lease Trust 2018-A^	2.32		12/20/2019	15,267	15,267	15,267
Textainer Marine Containers VII Ltd.+^	4.11		7/20/2043	687,000	679,096	695,010
TLF National Tax Lien Trust 2017-1^	3.09		12/15/2029	1,909,512	1,899,092	1,909,558
Trafigura Securitisation Finance PLC 2017-1, 1M USD LIBOR + 1.700%+^††	3.62	#	12/15/2020	900,000	901,365	902,370
Trafigura Securitisation Finance plc 2018-1, 1M USD LIBOR + 0.730%+^††	2.76	#	3/15/2022	1,820,000	1,814,383	1,815,971
Trafigura Securitisation Finance plc 2018-1+^††	4.29		3/15/2022	1,800,000	1,799,914	1,842,365
Trinity Rail Leasing 2019 LLC^	3.82		4/17/2049	2,250,494	2,249,377	2,336,874
Trinity Rail Leasing LP^	3.82		6/17/2048	874,824	874,509	882,135
TRIP Rail Master Funding LLC 2011-1A A2^	6.02		7/15/2041	1,248,118	1,329,239	1,309,251
TRIP Rail Master Funding LLC 2017-1A A1^	2.71		8/15/2047	144,313	144,311	144,379
Triton Container Finance V LLC^	3.95		3/20/2043	297,500	297,305	304,191
VSE 2018-A Voi Mortgage LLC^	4.02		2/20/2036	342,364	342,322	353,054
VSE VOI Mortgage LLC 2016-A A^	2.54		7/20/2033	297,613	297,587	296,689
Wachovia Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.300%	2.58	#	10/25/2040	606,534	558,611	556,784
Welk Resorts LLC 2017-AA B^	3.41		6/15/2033	227,046	227,012	227,586
Westgate Resorts LLC 2015-2A A^	3.20		7/20/2028	47,955	47,908	47,889
Westgate Resorts LLC 2017-1A A^	3.05		12/20/2030	246,625	246,625	247,650
Westgate Resorts LLC 2018-1^	3.38		12/20/2031	518,111	517,278	524,379
Willis Engine Structured Trust IV^	4.75		9/15/2043	1,172,962	1,189,243	1,221,327

Total Other Asset-Backed Securities				309,809,631	306,132,987	309,222,739

Total Asset-Backed Securities				348,896,453	345,216,838	348,207,320

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds — 37.0%*:
Advertising — 0.1%*:
Interpublic Group of Cos., Inc. (The)	3.75%		10/1/2021	820,000	$822,396	$840,633

Aerospace/Defense — 0.3%*:
Harris Corp.	2.70		4/27/2020	2,288,000	2,286,056	2,292,580

Agriculture — 1.3%*:
BAT Capital Corp.+	3.22		8/15/2024	1,600,000	1,592,790	1,617,518
Bunge Ltd. Finance Corp.	3.00		9/25/2022	1,840,000	1,820,588	1,861,373
Bunge Ltd. Finance Corp.	3.50		11/24/2020	1,520,000	1,530,062	1,536,446
Imperial Brands Finance plc^+	3.13		7/26/2024	1,667,000	1,663,771	1,670,365
Imperial Brands Finance plc+^	3.50		2/11/2023	1,347,000	1,351,874	1,374,356
Reynolds American, Inc.	4.00		6/12/2022	2,170,000	2,181,328	2,260,641

Total Agriculture				10,144,000	10,140,413	10,320,699

Auto Manufacturers — 1.1%*:
Ford Motor Credit Co. LLC, 3M USD LIBOR + 0.810%	3.10	#	4/5/2021	1,135,000	1,135,000	1,121,707
Ford Motor Credit Co. LLC	3.35		11/1/2022	1,475,000	1,474,866	1,475,199
Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.235%	3.39	#	2/15/2023	985,000	985,000	955,036
Ford Motor Credit Co. LLC	5.09		1/7/2021	350,000	350,325	358,927
General Motors Financial Co., Inc.	3.25		1/5/2023	3,815,000	3,755,797	3,855,681
Nissan Motor Acceptance Corp.+^	1.90		9/14/2021	670,000	667,777	662,120

Total Auto Manufacturers				8,430,000	8,368,765	8,428,670

Beverages — 1.2%*:
Anheuser-Busch InBev Worldwide, Inc.+	3.50		1/12/2024	4,110,000	4,085,823	4,338,100
Bacardi Ltd.^+	4.45		5/15/2025	319,000	339,557	341,166
Keurig Dr Pepper, Inc.	4.06		5/25/2023	3,025,000	3,071,579	3,199,086
Molson Coors Brewing Co.	2.10		7/15/2021	325,000	323,914	324,986
Molson Coors Brewing Co.	3.50		5/1/2022	1,089,000	1,081,759	1,121,298

Total Beverages				8,868,000	8,902,632	9,324,636

Biotechnology — 0.1%*:
Celgene Corp.	4.00		8/15/2023	569,000	577,692	604,742

Chemicals — 1.8%*:
CF Industries, Inc.	7.13		5/1/2020	151,000	154,673	155,153
DowDuPont, Inc.	4.21		11/15/2023	1,745,000	1,801,243	1,869,969
Huntsman International LLC	5.13		11/15/2022	3,780,000	3,860,471	4,030,083
Incitec Pivot Finance LLC+^	6.00		12/10/2019	1,443,000	1,451,757	1,452,139
RPM International, Inc.	3.45		11/15/2022	1,155,000	1,161,716	1,185,650
RPM International, Inc.	6.13		10/15/2019	1,205,000	1,206,632	1,206,546
Sherwin-Williams Co. (The)	2.75		6/1/2022	831,000	823,302	842,220
Syngenta Finance NV+^	3.70		4/24/2020	1,390,000	1,388,447	1,394,619
Syngenta Finance NV+^	3.93		4/23/2021	500,000	501,316	509,159
Syngenta Finance NV^+	4.44		4/24/2023	1,870,000	1,955,572	1,954,177

Total Chemicals				14,070,000	14,305,129	14,599,715

Commercial Banks — 7.4%*:
Banco Santander SA+	3.50		4/11/2022	2,400,000	2,408,413	2,462,970
Bank of America Corp.	2.82	#**	7/21/2023	9,485,000	9,396,522	9,629,143
Barclays Bank plc, 3M USD LIBOR + 1.380%+	3.55	#	5/16/2024	1,235,000	1,228,317	1,228,771
Barclays Bank plc^+	10.18		6/12/2021	1,410,000	1,575,438	1,576,995
Citigroup, Inc.	3.14	#**	1/24/2023	5,105,000	5,103,104	5,198,014
Credit Suisse AG^+	6.50		8/8/2023	3,570,000	3,946,471	3,971,625
Discover Bank	3.35		2/6/2023	1,917,000	1,911,789	1,976,051
Discover Bank	4.20		8/8/2023	2,185,000	2,247,372	2,322,831

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Commercial Banks (continued):
First Horizon National Corp.	3.50%		12/15/2020	2,170,000	$2,176,100	$2,193,934
Goldman Sachs Group, Inc. (The)	3.20		2/23/2023	9,775,000	9,712,679	10,036,515
HSBC Holdings plc+	4.25		3/14/2024	1,162,000	1,224,441	1,222,661
JPMorgan Chase & Co.	4.50		1/24/2022	4,945,000	5,133,242	5,216,656
Mitsubishi UFJ Financial Group, Inc.+	2.67		7/25/2022	3,295,000	3,241,477	3,329,032
Morgan Stanley MTN	3.75		2/25/2023	5,000,000	5,096,224	5,227,706
Sumitomo Mitsui Financial Group, Inc.	2.45		9/27/2024	2,025,000	2,025,000	2,022,749
SVB Financial Group	5.38		9/15/2020	200,000	204,805	205,975
Synchrony Bank	3.00		6/15/2022	1,680,000	1,628,980	1,703,086

Total Commercial Banks				57,559,000	58,260,374	59,524,714

Commercial Services — 0.2%*:
ADT Security Corp. (The)	6.25		10/15/2021	1,720,000	1,826,408	1,831,800

Construction Materials — 0.7%*:
Holcim US Finance Sarl & Cie SCS+^	6.00		12/30/2019	1,990,000	2,006,685	2,005,734
Martin Marietta Materials, Inc., 3M USD LIBOR + 0.500%	2.66	#	12/20/2019	445,000	445,000	445,075
Martin Marietta Materials, Inc., 3M USD LIBOR + 0.650%	2.80	#	5/22/2020	530,000	530,000	530,728
Masco Corp.	3.50		4/1/2021	590,000	592,711	598,106
Masco Corp.	7.13		3/15/2020	124,000	126,610	126,456
Standard Industries, Inc.^	5.50		2/15/2023	2,060,000	2,095,116	2,101,200

Total Construction Materials				5,739,000	5,796,122	5,807,299

Diversified Financial Services — 2.8%*:
AerCap Ireland Capital DAC / AerCap Global Aviation Trust+	2.88		8/14/2024	4,040,000	4,026,677	4,043,912
Aircastle Ltd.	5.00		4/1/2023	4,431,000	4,622,127	4,745,194
Ameriprise Financial, Inc.	3.00		3/22/2022	495,000	493,901	504,178
Ameriprise Financial, Inc.	3.70		10/15/2024	450,000	455,465	481,132
Ameriprise Financial, Inc.	4.00		10/15/2023	294,000	302,445	313,937
Antares Holdings LP^	6.00		8/15/2023	1,260,000	1,259,948	1,305,355
Athene Global Funding^	2.75		6/25/2024	4,175,000	4,180,283	4,203,702
Brookfield Finance LLC+	4.00		4/1/2024	2,275,000	2,354,192	2,421,335
Genpact Luxembourg Sarl+	3.70		4/1/2022	2,175,000	2,188,803	2,207,958
Synchrony Financial	2.85		7/25/2022	2,510,000	2,513,525	2,531,122

Total Diversified Financial Services				22,105,000	22,397,366	22,757,825

Electric — 0.9%*:
Ameren Corp.	2.50		9/15/2024	1,320,000	1,319,568	1,326,554
Ameren Corp.	2.70		11/15/2020	760,000	763,123	763,975
EDP Finance BV+^	4.13		1/15/2020	981,000	985,148	983,452
Enel Finance International NV+^	2.88		5/25/2022	1,050,000	1,048,274	1,063,881
Entergy Corp.	4.00		7/15/2022	750,000	768,802	783,080
Entergy Texas, Inc.	2.55		6/1/2021	460,000	459,955	459,287
Puget Energy, Inc.	6.00		9/1/2021	1,275,000	1,342,193	1,356,297
Puget Energy, Inc.	6.50		12/15/2020	321,000	335,618	336,088

Total Electric				6,917,000	7,022,681	7,072,614

Electronics — 0.2%*:
FLIR Systems, Inc.	3.13		6/15/2021	855,000	864,317	864,263
Tech Data Corp.	3.70		2/15/2022	860,000	875,470	879,285

Total Electronics				1,715,000	1,739,787	1,743,548

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Food — 0.3%*:
McCormick & Co., Inc.	2.70%		8/15/2022	2,580,000	$2,542,304	$2,615,478

Healthcare-Products — 0.5%*:
Becton Dickinson and Co., 3M USD LIBOR + 0.875%	2.98	#	12/29/2020	1,826,000	1,825,285	1,826,611
CVS Health Corp.	2.63		8/15/2024	630,000	626,833	632,801
CVS Health Corp.	3.70		3/9/2023	1,170,000	1,164,872	1,217,897

Total Healthcare-Products				3,626,000	3,616,990	3,677,309

Healthcare-Services — 0.1%*:
Cigna Corp.	4.00		2/15/2022	942,000	970,057	974,956

Home Builders — 0.5%*:
Lennar Corp.	4.50		11/15/2019	1,090,000	1,091,657	1,090,000
Lennar Corp.	4.75		4/1/2021	2,650,000	2,699,605	2,706,312

Total Home Builders				3,740,000	3,791,262	3,796,312

Household Products/Wares — 0.4%*:
Church & Dwight Co., Inc.	2.88		10/1/2022	3,210,000	3,177,123	3,257,092

Housewares — 0.3%*:
Newell Brands, Inc.	3.85		4/1/2023	2,699,000	2,729,624	2,778,351

Insurance — 1.7%*:
AmTrust Financial Services, Inc.	6.13		8/15/2023	780,000	776,671	766,350
CNA Financial Corp.	5.75		8/15/2021	1,191,000	1,246,196	1,264,976
Enstar Group Ltd.+	4.50		3/10/2022	2,550,000	2,586,302	2,644,754
Jackson National Life Global Funding^	2.50		6/27/2022	2,475,000	2,464,184	2,497,433
Lincoln National Corp.	4.00		9/1/2023	472,000	479,813	499,983
Lincoln National Corp.	4.20		3/15/2022	725,000	751,747	759,276
Lincoln National Corp.	6.25		2/15/2020	400,000	404,862	405,536
Reinsurance Group of America, Inc.	5.00		6/1/2021	1,429,000	1,477,941	1,493,360
Trinity Acquisition PLC	3.50		9/15/2021	2,662,000	2,671,339	2,709,420
Willis Towers Watson PLC	5.75		3/15/2021	370,000	382,384	387,865

Total Insurance				13,054,000	13,241,439	13,428,953

Investment Company Security — 1.0%*:
Ares Capital Corp.	4.20		6/10/2024	4,290,000	4,376,734	4,397,273
BlackRock TCP Capital Corp.	3.90		8/23/2024	2,630,000	2,597,939	2,595,902
TCP Capital Corp.	4.13		8/11/2022	1,140,000	1,137,048	1,142,892

Total Investment Company Security				8,060,000	8,111,721	8,136,067

IT Services — 0.5%*:
Dell International LLC/EMC Corp.^	4.00		7/15/2024	1,922,000	1,978,970	2,010,147
Leidos Holdings, Inc.	4.45		12/1/2020	2,275,000	2,299,359	2,309,125

Total IT Services				4,197,000	4,278,329	4,319,272

Lodging — 0.5%*:
Las Vegas Sands Corp.	3.20		8/8/2024	3,795,000	3,794,388	3,865,332

Machinery-Diversified — 0.5%*:
CNH Industrial Capital LLC	3.88		10/15/2021	1,110,000	1,119,447	1,138,771
CNH Industrial NV+	4.50		8/15/2023	900,000	911,560	953,649
Wabtec Corp.	4.40		3/15/2024	1,467,000	1,463,056	1,562,396

Total Machinery-Diversified				3,477,000	3,494,063	3,654,816

Media — 0.8%*:
Charter Communications Operating LLC/Charter Communications Operating Capital	3.58		7/23/2020	1,130,000	1,135,467	1,140,121
Discovery Communications LLC	2.95		3/20/2023	1,445,000	1,418,282	1,468,104

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Media (continued):
Sirius XM Radio, Inc.^	3.88%		8/1/2022	3,798,000	$3,796,701	$3,856,157

Total Media				6,373,000	6,350,450	6,464,382

Mining — 1.0%*:
Glencore Finance Canada Ltd.+^	4.25		10/25/2022	484,000	500,270	504,860
Glencore Funding LLC+^	3.00		10/27/2022	730,000	728,636	735,504
Glencore Funding LLC+^	4.13		5/30/2023	980,000	976,559	1,025,587
Kinross Gold Corp.	5.13		9/1/2021	1,365,000	1,412,480	1,416,188
Kinross Gold Corp.+	5.95		3/15/2024	2,470,000	2,567,133	2,749,234
Newcrest Finance Pty Ltd.+^	4.20		10/1/2022	1,645,000	1,686,341	1,718,679

Total Mining				7,674,000	7,871,419	8,150,052

Office/Business Equip — 0.2%*:
Pitney Bowes, Inc.	4.13		9/15/2020	350,000	346,984	352,625
Pitney Bowes, Inc.	4.13		10/1/2021	1,365,000	1,350,984	1,371,825

Total Office/Business Equip				1,715,000	1,697,968	1,724,450

Oil and Gas — 0.9%*:
Antero Resources Corp.	5.38		11/1/2021	4,110,000	4,101,052	3,966,150
Continental Resources, Inc.	5.00		9/15/2022	988,000	993,895	996,667
EQT Corp.	3.00		10/1/2022	2,385,000	2,341,870	2,295,926

Total Oil and Gas				7,483,000	7,436,817	7,258,743

Packaging and Containers — 0.3%*:
Graphic Packaging International, Inc.	4.75		4/15/2021	2,696,000	2,746,842	2,783,620

Pharmaceuticals — 2.1%*:
AbbVie, Inc.	2.30		5/14/2021	150,000	149,507	150,289
Bayer US Finance II LLC, 3M USD LIBOR + 1.010%^	3.13	#	12/15/2023	3,085,000	3,048,613	3,086,879
Cardinal Health, Inc., 3M USD LIBOR + 0.770%	2.89	#	6/15/2022	3,085,000	3,084,650	3,074,579
Express Scripts Holding Co.	3.30		2/25/2021	1,590,000	1,600,613	1,610,949
Express Scripts Holding Co.	4.75		11/15/2021	1,290,000	1,346,811	1,355,702
Mylan, Inc.^	3.13		1/15/2023	1,920,000	1,874,919	1,939,831
Shire Acquisitions Investments Ireland DAC	2.40		9/23/2021	630,000	627,211	632,919
Shire Acquisitions Investments Ireland DAC	2.88		9/23/2023	1,070,000	1,027,546	1,090,811
Teva Pharmaceutical Finance Netherlands III B.V.+	2.20		7/21/2021	3,890,000	3,793,021	3,559,350

Total Pharmaceuticals				16,710,000	16,552,891	16,501,309

Pipelines — 1.4%*:
Energy Transfer Partners LP	4.20		9/15/2023	3,605,000	3,624,220	3,788,593
EnLink Midstream Partners LP	4.40		4/1/2024	2,020,000	2,011,765	1,945,361
EQM Midstream Partners LP	4.75		7/15/2023	1,910,000	1,970,001	1,915,893
MPLX LP, 3M USD LIBOR + 1.100%	3.20	#	9/9/2022	3,955,000	3,955,000	3,967,478

Total Pipelines				11,490,000	11,560,986	11,617,325

Real Estate Investment Trusts — 1.2%*:
American Tower Corp.	2.25		1/15/2022	330,000	329,791	330,434
American Tower Corp.	3.00		6/15/2023	2,900,000	2,879,651	2,966,497
American Tower Corp.	3.30		2/15/2021	530,000	532,818	537,572
Crown Castle International Corp.	3.40		2/15/2021	1,741,000	1,753,081	1,764,873

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Real Estate Investment Trusts (continued):
Tanger Properties LP	3.88%		12/1/2023	1,890,000	$1,929,006	$1,945,883
VEREIT Operating Partnership LP	4.60		2/6/2024	2,140,000	2,239,118	2,298,340

Total REITS				9,531,000	9,663,465	9,843,599

Retail — 1.6%*:
Advance Auto Parts, Inc.	4.50		12/1/2023	1,187,000	1,212,383	1,281,692
Dollar Tree, Inc.	3.70		5/15/2023	3,820,000	3,778,922	3,961,716
O’Reilly Automotive, Inc.	3.80		9/1/2022	284,000	284,539	294,702
O’Reilly Automotive, Inc.	3.85		6/15/2023	3,389,000	3,453,574	3,557,257
QVC, Inc.	4.38		3/15/2023	3,660,000	3,625,565	3,788,419

Total Retail				12,340,000	12,354,983	12,883,786

Semiconductors — 0.6%*:
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00		1/15/2022	1,785,000	1,782,252	1,802,269
Microchip Technology, Inc.	3.92		6/1/2021	1,435,000	1,435,854	1,465,675
NXP BV/NXP Funding LLC^	4.13		6/1/2021	1,670,000	1,684,180	1,713,467

Total Semiconductors				4,890,000	4,902,286	4,981,411

Telecommunications — 0.8%*:
Qwest Corp.	6.75		12/1/2021	1,730,000	1,853,022	1,869,715
Sprint Communications, Inc.	9.25		4/15/2022	1,005,000	1,135,117	1,164,544
Telefonaktiebolaget LM Ericsson+	4.13		5/15/2022	2,940,000	2,945,469	3,027,759

Total Telecommunications				5,675,000	5,933,608	6,062,018

Transportation — 0.8%*:
Penske Truck Leasing Co. LP/PTL Finance Corp.^	2.70		3/14/2023	410,000	404,393	413,233
Penske Truck Leasing Co. LP/PTL Finance Corp.^	3.30		4/1/2021	240,000	242,554	243,232
Penske Truck Leasing Co. LP/PTL Finance Corp.^	3.38		2/1/2022	830,000	833,531	847,107
Penske Truck Leasing Co. LP/PTL Finance Corp.^	4.88		7/11/2022	2,040,000	2,103,984	2,173,452
Ryder System, Inc.	2.50		9/1/2022	26,000	25,203	26,184
Ryder System, Inc.	3.40		3/1/2023	330,000	326,867	340,925
Ryder System, Inc.	3.75		6/9/2023	1,235,000	1,234,236	1,295,679
Ryder System, Inc.	3.88		12/1/2023	392,000	401,833	415,769
Ryder System, Inc. MTN	2.25		9/1/2021	635,000	632,911	634,903

Total Transportation				6,138,000	6,205,512	6,390,484

Trucking and Leasing — 0.7%*:
DAE Funding LLC+^	4.00		8/1/2020	726,000	730,461	730,538
Park Aerospace Holdings Ltd.+^	5.25		8/15/2022	4,985,000	5,112,326	5,253,691

Total Trucking and Leasing				5,711,000	5,842,787	5,984,229

Venture Capital — 0.2%*:
Hercules Capital, Inc.	4.63		10/23/2022	1,625,000	1,619,274	1,625,306

Total Corporate Bonds				290,375,000	292,932,409	297,924,127

Mortgage-Backed Securities — 10.7%*:
Angel Oak Mortgage Trust 2019-3^	3.24	@	5/25/2059	3,683,074	3,683,032	3,713,836
Angel Oak Mortgage Trust LLC^	3.90	@	11/25/2047	2,250,000	2,250,000	2,278,225
BAMLL Commercial Mortgage Securities Trust 2018-DSNY, 1M USD LIBOR + 1.350%^	3.38	#	9/15/2034	270,000	270,000	270,021
BHMS, 1M USD LIBOR + 1.500%^	3.53	#	7/15/2035	1,800,000	1,800,000	1,800,547

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Mortgage-Backed Securities (continued):
BHMS 2018-ATLS, 1M USD LIBOR + 1.250%^	3.28	#%	7/15/2035	2,750,000	$2,747,729	$2,749,983
BX Commercial Mortgage Trust 2018-IND, 1M USD LIBOR + 1.700%^	3.73	#	11/15/2035	2,921,237	2,930,900	2,928,542
CAMB Commercial Mortgage Trust 2019-LIFE, 1M USD LIBOR + 2.150%^	4.18	#	12/15/2037	1,499,283	1,499,283	1,510,516
CIM Trust 2019-INV3, 1M USD LIBOR + 1.000%^	2.99	#	8/25/2049	7,800,000	7,783,550	7,788,563
Citigroup Mortgage Loan Trust 2019-IMC1^	3.03	@	7/25/2049	2,066,613	2,065,604	2,064,365
Citigroup Mortgage Loan Trust 2019-IMC1^@	3.17		7/25/2049	3,101,000	3,100,414	3,085,254
COMM 2015-CCRE22 Mortgage Trust	3.93	@	3/10/2048	1,650,000	1,640,326	1,747,195
COMM 2015-DC1 Mortgage Trust	3.72		2/10/2048	1,700,000	1,680,812	1,782,168
COMM 2015-DC1 Mortgage Trust	4.04	@	2/10/2048	1,087,775	1,110,880	1,141,164
COMM Mortgage Trust 2014-UBS2 B	4.70		3/10/2047	600,000	642,359	640,363
Connecticut Avenue Securities Trust 2019-R01, 1M USD LIBOR + 2.450%^	4.47	#	7/25/2031	1,180,000	1,189,953	1,187,723
Connecticut Avenue Securities Trust 2019-R02, 1M USD LIBOR + 2.300%^	4.32	#	8/25/2031	3,768,427	3,791,196	3,792,826
Connecticut Avenue Securities Trust 2019-R03, 1M USD LIBOR + 2.150%^	4.17	#	9/25/2031	240,000	240,000	241,114
Credit Suisse Mortgage Capital Certificates 2019-ICE4, 1M USD LIBOR + 1.600%^	3.63	#	5/15/2036	960,000	960,000	961,200
Deephave Residential Mortgage Trust 2019-2^	3.92	@	4/25/2059	672,000	672,000	683,270
Deephaven Residential Mortgage Trust 2018-1^	2.98	@	12/25/2057	605,186	598,076	604,419
Deephaven Residential Mortgage Trust 2018-1^	3.03	@	12/25/2057	517,594	517,586	518,407
Deephaven Residential Mortgage Trust 2018-2^	3.68	@	4/25/2058	943,480	943,470	959,755
Deephaven Residential Mortgage Trust 2018-3^	3.96	@	8/25/2058	1,020,839	1,019,518	1,025,597
Deephaven Residential Mortgage Trust 2018-4^	4.29	@	10/25/2058	1,404,962	1,404,962	1,419,968
GS Mortgage Securities Trust 2016-GS2	4.68	@	5/10/2049	1,000,000	1,050,784	1,096,077
GS Mortgage Securities Trust 2016-GS3	3.14		10/10/2049	1,000,000	949,277	1,029,892
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	3.96	@	4/15/2046	1,015,000	1,002,637	1,038,343
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ, 1M USD LIBOR + 1.000%^	3.03	#	6/15/2032	7,631,361	7,624,497	7,624,297
JP Morgan Mortgage Trust 2017-6 A5^	3.50	@	12/25/2048	871,442	882,636	885,972
JP Morgan Mortgage Trust 2018-1^	3.50	@	6/25/2048	633,327	638,404	643,073
JP Morgan Mortgage Trust 2018-3^	3.50	@	9/25/2048	997,285	994,257	1,009,520
JP Morgan Mortgage Trust 2018-4^	3.50	@	10/25/2048	2,075,363	2,060,269	2,099,121
KNDL 2019-KNSQ Mortgage Trust, 1M USD LIBOR + 1.800%^	3.83	#	5/15/2036	865,000	865,000	865,024
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.77		2/15/2046	1,340,000	1,371,543	1,386,250

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Mortgage-Backed Securities (continued):
Morgan Stanley Capital I Trust 2012-STAR^	4.06%		8/5/2034	1,300,000	$1,300,492	$1,337,322
MSCG Trust 2018-SELF, 1M USD LIBOR + 1.180%^	3.21	#	10/15/2037	165,000	165,000	164,998
New Residential Mortgage Loan Trust 2016-4A A1^	3.75	@	11/25/2056	340,939	350,913	354,334
New Residential Mortgage Loan Trust 2019-A1^	3.60	@	4/25/2049	708,893	708,893	722,468
New Residential Mortgage Loan Trust 2019-A3^	3.75	@	4/25/2049	2,422,675	2,422,675	2,468,909
New Residential Mortgage Loan Trust 2019-NQM1^	3.93	@	1/25/2049	2,535,252	2,535,376	2,570,145
PNMAC GMSR Issuer Trust 2018-GT1, 1M USD LIBOR + 2.850%^	4.87	#	2/25/2023	470,000	470,000	470,280
PSMC Trust^	3.50	@	2/25/2048	1,035,829	1,034,573	1,049,951
PSMC Trust 2018-2^	3.50	@	6/25/2048	912,941	898,349	929,381
Sequoia Mortgage Trust 2015-1^	2.50	@	1/25/2045	649,488	639,726	649,284
Sequoia Mortgage Trust 2018-3^	3.50	@	3/25/2048	1,146,152	1,144,416	1,165,203
Sequoia Mortgage Trust 2018-5^	3.50	@	5/25/2048	810,498	801,751	824,952
Sequoia Mortgage Trust 2018-6^	4.00	@	7/25/2048	1,807,450	1,828,652	1,820,369
Sequoia Mortgage Trust 2018-7^	4.00	@	9/25/2048	487,058	489,445	491,764
Sequoia Mortgage Trust 2018-CH1^	4.00	@	2/25/2048	658,286	669,565	673,548
Sequoia Mortgage Trust 2018-CH2^	4.00	@	6/25/2048	1,187,473	1,199,452	1,199,649
Sequoia Mortgage Trust 2018-CH3^	4.00	@	8/25/2048	699,107	705,021	714,850
Sequoia Mortgage Trust 2019-1^	4.00	@	2/25/2049	598,192	603,731	609,624
Shellpoint Co-Originator Trust 2016-1 2A3^	3.00	@	10/25/2031	641,852	647,754	647,919
TIAA Bank Mortgage Loan Trust 2018-2^	3.50	@	7/25/2048	456,158	451,845	463,531
Velocity Commercial Capital Loan Trust 2016-2 AFX	3.00	@	10/25/2046	112,338	112,338	112,798
Verus Securitization Trust 2019-INV2^	3.22	@	7/25/2059	2,488,731	2,488,700	2,479,311
Wells Fargo Mortgage Backed Securities 2019-1 Trust^	4.00	@	11/25/2048	1,420,287	1,430,623	1,428,333

Total Mortgage-Backed Securities				84,974,847	85,080,244	85,921,513

U.S. Treasury & Government Agencies — 4.7%*:
Federal Home Loan Mortgage Corp., 1M USD LIBOR + 0.480%	2.51	#	10/15/2040	304,891	304,677	305,957
Federal Home Loan Mortgage Corp.	3.00		5/15/2039	438,617	442,308	443,119
Federal Home Loan Mortgage Corp.	3.00		8/15/2040	676,209	685,773	692,891
Federal Home Loan Mortgage Corp.	3.00		3/15/2041	559,575	566,761	572,810
Federal National Mortgage Association, 1M USD LIBOR + 0.680%	2.70	#	10/25/2030	603,953	604,070	603,656
Federal National Mortgage Association	3.00		4/25/2040	917,628	927,763	933,552
Federal National Mortgage Association	3.00		1/25/2041	453,943	459,468	458,014
Federal National Mortgage Association STACR Trust	4.07		7/25/2049	1,337,000	1,337,873	1,336,997
U.S. Treasury Bonds	8.00		11/15/2021	5,000,000	5,637,275	5,656,055
U.S. Treasury Bonds	8.75		5/15/2020	26,000,000	27,019,384	27,110,078

Total U.S. Treasury & Government Agencies				36,291,816	37,985,352	38,113,129

Total Fixed Income				760,538,116	761,214,843	770,166,089

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	COUNTERPARTY	STRIKE PRICE	EXPIRATION DATE	CONTRACTS	NOTIONAL	COST	UNREALIZED VALUE	FAIR VALUE
Purchased Options — 0.4%*:
Call Options Purchased — 0.2%*:
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	$2.44	12/13/2032	5,595,000	5,595,000	$280,729	$239,983	$520,712
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	2.61	1/31/2033	7,295,000	7,295,000	349,431	395,583	745,014

Total Call Options Purchased				12,890,000	12,890,000	630,160	635,566	1,265,726

Put Options Purchased — 0.2%*:
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	2.94	12/13/2032	22,790,000	22,790,000	1,143,488	(315,576)	827,912
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	3.11	1/31/2033	29,090,000	29,090,000	1,390,502	(424,122)	966,380

Total Put Options Purchased				51,880,000	51,880,000	2,533,990	(739,698)	1,794,292

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investments — 3.4%*:
Commercial Paper — 3.4%*:
Commercial Services — 1.5%*:
Cox Enterprises, Inc.^	2.25	10/9/2019	6,000,000	5,997,040	5,997,040
RELX, Inc.+^	2.18	10/1/2019	6,000,000	6,000,000	6,000,000

Total Commercial Services			12,000,000	11,997,040	11,997,040

Electrical Components and Equipment — 0.7%*:
Enbridge (US), Inc.^	2.32	12/11/2019	6,000,000	5,973,020	5,973,020

Miscellaneous Manufacturing — 0.9%*:
Fortive Corp.^	2.32	10/9/2019	2,500,000	2,498,733	2,498,733
General Electric Co,	2.34	12/5/2019	5,000,000	4,979,236	4,979,236

Total Miscellaneous Manufacturing			7,500,000	7,477,969	7,477,969

Utility — 0.3%*:
VW Credit Inc.^	2.71	10/15/2019	2,000,000	1,997,939	1,997,939

Total Commercial Paper			27,500,000	27,445,968	27,445,968

Total Short-Term Investments			27,500,000	27,445,968	27,445,968

Total Investments			852,808,116	791,824,961	800,672,075

Other assets and liabilities – 0.5%*					3,938,943

Net Assets – 100.0%					$804,611,018

MTN	Medium Term Note
OTC	Over the Counter
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	90.1%
Ireland	1.9%
United Kingdom	1.8%
Switzerland	1.5%
Other (Individually less than 1%)	4.7%

Total	100.0%

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

d	The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
††	Illiquid security.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2019.
**	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
@	Effective interest rate for this security is the coupon rate at issue based on the underlying loans.

A summary of outstanding derivatives at September 30, 2019 is as follows:

Currency Legend

Futures

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short Futures
90 Day Euro Futures	12/16/19	8	(1,946,870)	Short	$(1,960,800)	$(13,930)
90 Day Euro Futures	03/16/20	6	(1,461,278)	Short	(1,474,950)	(13,672)
90 Day Euro Futures	06/15/20	6	(1,462,140)	Short	(1,476,675)	(14,535)
90 Day Euro Futures	09/14/20	6	(1,462,778)	Short	(1,477,875)	(15,097)
90 Day Euro Futures	12/14/20	5	(1,218,919)	Short	(1,231,562)	(12,643)
90 Day Euro Futures	03/15/21	5	(1,219,357)	Short	(1,232,563)	(13,206)
90 Day Euro Futures	09/13/21	9	(2,195,179)	Short	(2,219,175)	(23,996)
90 Day Euro Futures	03/14/22	8	(1,950,670)	Short	(1,972,400)	(21,730)
90 Day Euro Futures	09/19/22	7	(1,706,137)	Short	(1,725,325)	(19,188)
90 Day Euro Futures	03/13/23	6	(1,461,503)	Short	(1,478,400)	(16,897)
90 Day Euro Futures	12/18/23	8	(1,946,870)	Short	(1,970,100)	(23,230)
90 Day Euro Futures	12/16/24	22	(5,347,293)	Short	(5,412,825)	(65,532)
U.S. 10-Year Ultra Bond	12/19/19	91	(13,043,721)	Short	(12,958,969)	84,752
U.S. 2-Year Treasury Note	12/31/19	734	(158,642,286)	Short	(158,177,000)	465,286
U.S. 5-Year Treasury Note	12/31/19	1,605	(192,061,542)	Short	(191,233,243)	828,299

Total Short Futures						$1,124,681

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 97.9%*:
Asset-Backed Securities — 55.9%*d:
CDO/CLO — 33.0%*:
AIMCO CLO 10 Ltd., 3M USD LIBOR + 3.550%^	5.85	# %	7/22/2032	500,000	$500,000	$490,551
Allegro CLO X Ltd., 3M USD LIBOR + 2.750%^	5.20	#	4/20/2032	500,000	500,000	500,051
Allegro CLO X Ltd., 3M USD LIBOR + 3.800%^	6.25	#	4/20/2032	500,000	500,000	494,915
Anchorage Capital CLO Ltd., 3M USD LIBOR + 2.850%^	5.15	#	7/15/2032	500,000	500,000	499,381
Ares CLO Ltd. 2019-53A C, 3M USD LIBOR + 2.650%^	5.17	#	4/24/2031	500,000	500,000	498,859
Avery Point VII CLO Ltd., 3M USD LIBOR + 3.600%^	5.90	#	1/15/2028	500,000	500,000	499,648
Bain Capital Credit CLO Ltd. 2017-2, 3M USD LIBOR + 2.500%^	4.78	#	7/25/2030	750,000	750,000	743,207
Ballyrock CLO 2016-1 Ltd., 3M USD LIBOR + 3.500%^	5.80	#	10/15/2028	500,000	500,000	497,923
Ballyrock CLO Ltd. 2019-1, 3M USD LIBOR + 3.700%^	6.04	#	7/15/2032	500,000	500,000	495,498
Carlyle US Clo 2017-2 Ltd., 3M USD LIBOR + 2.400%^	4.68	#	7/20/2031	500,000	496,875	492,185
CBAM Ltd. 2019-10, 3M USD LIBOR + 2.050%^	4.62	#	4/20/2032	500,000	500,000	501,100
CBAM Ltd. 2019-10, 3M USD LIBOR + 2.750%^	5.32	#	4/20/2032	500,000	500,000	501,257
Crestline Denali CLO XIV Ltd., 3M USD LIBOR + 1.800%^	4.06	#	10/23/2031	250,000	250,000	247,532
Dryden 50 Senior Loan Fund, 3M USD LIBOR + 2.250%^	4.55	#	7/15/2030	500,000	495,387	490,717
Eaton Vance CLO Ltd. 2013-1, 3M USD LIBOR + 2.800%^	5.02	#	1/15/2028	500,000	500,000	500,103
Eaton Vance CLO Ltd. 2019-1, 3M USD LIBOR + 1.950%^	4.45	#	4/15/2031	500,000	500,000	499,284
Eaton Vance CLO Ltd. 2019-1, 3M USD LIBOR + 3.750%^	6.25	#	4/15/2031	300,000	300,000	295,601
Elmwood CLO II Ltd., 3M USD LIBOR + 2.900%^	5.45	#	4/20/2031	750,000	750,000	750,519
Highbridge Loan Management Ltd. 12-2018, 3M USD LIBOR + 1.850%^	4.15	#	7/18/2031	500,000	479,571	482,078
Kayne CLO 4 Ltd., 3M USD LIBOR + 2.100%^	4.68	#	4/25/2032	500,000	500,000	499,966
KKR Financial CLO Ltd. 25 B1, 3M USD LIBOR + 2.000%^	4.50	#	4/15/2032	500,000	500,000	499,984
KKR Financial CLO Ltd. 25 C, 3M USD LIBOR + 2.750%^	5.25	#	4/15/2032	500,000	500,000	500,580
KREF Ltd. 2018-FL1, 1M USD LIBOR + 2.550%^	4.57	#	6/15/2036	420,000	423,341	423,861
Madison Park Funding Ltd. 2019 34A D, 3M USD LIBOR + 3.700%^	6.28	#	4/25/2031	500,000	500,000	494,375
Octagon Investment Partners 42 Ltd., 3M USD LIBOR + 1.950%^	4.45	#	4/15/2031	500,000	500,000	500,363
OHA Credit Funding 2 Ltd., 3M USD LIBOR + 4.000%^	6.59	#	4/21/2031	500,000	500,147	500,092
Riserva CLO Ltd., 3M USD LIBOR + 3.450%^	5.75	#	10/18/2028	500,000	500,000	493,205

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
CDO/CLO (continued):
TICP CLO VI Ltd. 2016-2, 3M USD LIBOR + 3.300%^	5.60	#%	1/15/2029	500,000	$500,000	$493,320
Verde CLO, 3M USD LIBOR + 1.900%^	4.46	#	4/15/2032	500,000	500,000	499,284

Total CDO/CLO				14,470,000	14,445,321	14,385,439

Other Asset-Backed Securities — 22.9%*:
Aaset 2019-1 Trust^	3.84		5/15/2039	315,153	315,152	315,724
Access Group, Inc. 2015-1 B, 1M USD LIBOR + 1.500%^	3.65	#	7/25/2058	100,000	86,710	92,578
AccessLex Institute 2004-1 B, 3M USD LIBOR + 0.570%	2.73	#	9/22/2037	50,709	48,800	48,673
AccessLex Institute 2004-A A3	1.70	#	7/1/2039	100,000	98,211	98,550
AccessLex Institute 2006-1 B, 3M USD LIBOR + 0.450%	2.58	#	8/25/2037	72,625	64,245	69,851
Adams Outdoor Advertising LP^	4.81		11/15/2048	197,614	205,055	205,085
Arbys Funding LLC 2015-1A A2^	4.97		10/30/2045	38,500	38,500	41,471
Ascentium Equipment Receivables Trust 2018-2 B^	5.18		7/10/2026	81,000	80,974	84,169
Ascentium Equipment Receivables Trust 2019-1^	4.31		4/12/2027	220,000	219,960	226,297
Avis Budget Rental Car Funding AESOP LLC^	3.15		3/20/2026	431,000	430,974	429,202
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1^	5.68		12/16/2041	208,333	215,993	217,905
Castlelake Aircraft Securitization Trust 2019-1A	5.10		4/15/2039	288,811	291,669	292,724
CLI Funding VI LLC^	4.64		5/18/2044	192,717	192,686	198,993
College Avenue Student Loans LLC, 1M USD LIBOR + 1.650%^	3.67	#	11/26/2046	76,716	77,887	76,815
College Loan Corp. Trust I 2005-2 B, 3M USD LIBOR + 0.490%	2.79	#	1/15/2037	79,357	70,648	73,749
College Loan Corp. Trust I 2017-1 B2, 28 day ARS	1.90	#	1/25/2047	45,000	38,768	43,710
Credit Suisse ABS Repackaging Trust 2013-A B^	2.50		1/25/2030	30,357	29,049	29,598
EdLinc Student Loan Funding Trust 2017-A A, Prime - 1.150%^	4.35	#	12/1/2047	67,192	66,739	66,924
EDvestinU Private Education Loan Issue No 1 LLC^	4.49		11/25/2043	277,000	276,807	288,770
Hertz Vehicle Financing II LP^	5.31		10/25/2023	310,000	319,227	326,578
Horizon Aircraft Finance I Ltd.^	5.27		12/15/2038	234,552	237,496	240,026
Horizon Aircraft Finance II Ltd.^	4.70		7/15/2039	298,077	298,067	298,568
Labrador Aviation Finance Ltd. 2016-1A^	4.30		1/15/2042	208,333	208,903	212,991
Navient Student Loan Trust 2015-2, 1M USD LIBOR + 1.500%	3.52	#	8/25/2050	200,000	198,599	199,227
Navient Student Loan Trust 2018-1B, 1M USD LIBOR + 1.200%^	3.22	#	3/25/2067	100,000	95,849	98,942
Nelnet Private Education Loan Trust 2016-A A1B^	3.60		12/26/2040	34,328	34,117	34,758
Nelnet Student Loan Trust, 1M USD LIBOR + 1.550%^	3.57	#	8/25/2067	450,000	450,000	450,000
Nelnet Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.200%	2.48	#	1/25/2038	215,758	202,457	206,632

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Nelnet Student Loan Trust 2006-3, 3M USD LIBOR + 0.250%	2.36	#%	6/25/2041	129,984	$121,502	$120,544
Nelnet Student Loan Trust 2015-3, 1M USD LIBOR + 1.500%^	3.52	#	6/25/2054	375,000	371,817	368,261
Pioneer Aircraft Finance Ltd.+^	4.95		6/15/2044	326,071	326,060	335,879
Primose Funding LLC^	4.48		7/30/2049	600,000	600,000	599,358
SLC Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.200%	2.36	#	2/15/2045	79,515	68,860	74,786
SLM Student Loan Trust 2002-7 B, 28 day ARS	5.55	#	12/15/2039	80,000	80,058	79,911
SLM Student Loan Trust 2003-14, 3M USD LIBOR + 0.550%	2.83	#	10/25/2065	183,647	174,583	173,670
SLM Student Loan Trust 2003-2 A9, 28 day ARS	3.37	#	9/15/2028	100,000	99,867	100,000
SLM Student Loan Trust 2003-4 B, 3M USD LIBOR + 0.650%	2.77	#	6/15/2038	55,596	51,315	52,274
SLM Student Loan Trust 2004-1, 3M USD LIBOR + 0.500%	2.78	#	7/25/2039	171,763	159,051	162,657
SLM Student Loan Trust 2005-4 B, 3M USD LIBOR + 0.180%	2.46	#	7/25/2055	93,938	81,022	87,940
SLM Student Loan Trust 2005-6 B, 3M USD LIBOR + 0.290%	2.57	#	1/25/2044	107,235	99,733	100,188
SLM Student Loan Trust 2006-4 B, 3M USD LIBOR + 0.200%	2.48	#	1/25/2070	133,022	124,509	123,757
SLM Student Loan Trust 2006-5 B, 3M USD LIBOR + 0.210%	2.49	#	10/25/2040	100,446	88,748	93,579
SLM Student Loan Trust 2006-7 B, 3M USD LIBOR + 0.200%	2.48	#	1/27/2042	48,758	46,086	44,813
SLM Student Loan Trust 2013-6, 1M USD LIBOR + 1.500%	3.52	#	7/26/2083	100,000	100,000	94,357
SLM Student Loan Trust 2014-2, 1M USD LIBOR + 1.500%	3.52	#	1/25/2072	100,000	100,125	99,536
SoFi Consumer Loan Program Trust 2019-3^	3.89		5/25/2028	200,000	199,944	203,911
SoFi Professional Loan Program LLC 2017-A C^	4.43		3/26/2040	100,000	99,504	107,931
South Carolina Student Loan Corp. 2014-1 B, 1M USD LIBOR + 1.500%	3.60	#	8/1/2035	100,000	98,630	100,791
Store Master Funding I-VII^	4.32		10/20/2046	358,578	380,610	377,916
Store Master Funding I-VII^	4.74		10/20/2048	228,946	235,751	247,046
Taco Bell Funding LLC^	4.94		11/25/2048	39,700	39,700	42,225
Taco Bell Funding LLC 2016-1A A23^	4.97		5/25/2046	68,425	69,018	72,821
Textainer Marine Containers VII Ltd.^	5.28		4/20/2044	193,333	193,258	201,199
TRIP Rail Master Funding LLC 2011-1A A2^	6.02		7/15/2041	99,850	107,525	104,740
Triton Container Finance IV LLC 2017-2A A^	3.62		8/20/2042	113,178	113,165	112,778
Wachovia Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.300%	2.58	#	10/25/2040	60,653	55,861	55,678
Wave USA 2019-1 B††¤	4.58		9/15/2044	250,000	250,000	250,000
Willis Engine Structured Trust IV^	4.75		9/15/2043	381,451	390,146	397,180

Total Other Asset-Backed Securities				9,902,221	9,819,990	9,954,236

Total Asset-Backed Securities				24,372,221	24,265,311	24,339,675

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds — 36.1%*:
Auto Manufacturers — 1.0%*:
Ford Motor Credit Co. LLC	3.35%		11/1/2022	430,000	$429,787	$430,058

Chemicals — 0.6%*:
OCP SA+^	4.50		10/22/2025	250,000	247,670	262,500

Commercial Banks — 5.2%*:
Bank of America Corp.	4.20		8/26/2024	400,000	431,098	429,038
Bank of China Hong Kong Ltd.+^	5.90		3/14/2067	200,000	206,678	213,442
BBVA Bancomer SA+^	6.75		9/30/2022	250,000	268,662	272,422
Goldman Sachs Group, Inc. (The)	5.75		1/24/2022	205,000	216,740	220,865
Morgan Stanley	4.10		5/22/2023	865,000	880,360	910,905
Vnesheconombank Via VEB Finance plc+^	5.94		11/21/2023	200,000	212,742	218,500

Total Commercial Banks				2,120,000	2,216,280	2,265,172

Commercial Services — 0.7%*:
DP World Crescent Ltd.+	3.88		7/18/2029	300,000	297,201	304,185

Diversified Financial Services — 6.5%*:
AerCap Ireland Capital DAC / AerCap Global Aviation Trust+	4.88		1/16/2024	580,000	603,920	626,305
Athene Global Funding^	2.75		6/25/2024	225,000	227,396	226,547
Capital One Financial Corp.	4.75		7/15/2021	605,000	622,234	631,685
Power Finance Corp. Ltd.+	3.25		9/16/2024	250,000	249,251	249,593
REC Ltd.+^	5.25		11/13/2023	300,000	313,492	322,458
Shinhan Financial Group Co. Ltd.^+	3.34		2/5/2030	242,000	242,000	245,122
Shinhan Financial Group Co. Ltd.+	5.88		7/23/2022	200,000	204,012	214,938
SPARC EM SPC Panama Metro Line 2 SP+	Zero Coupon		12/5/2022	320,311	302,041	306,378

Total Diversified Financial Services				2,722,311	2,764,346	2,823,026

Electric — 0.6%*:
Tabreed Sukuk Spc Ltd.+	5.50		10/31/2025	250,000	268,856	280,750

Engineering&Construction — 0.6%*:
Dianjian International Finance Ltd.+	4.60	**	7/19/2067	250,000	246,252	256,625

Insurance — 0.7%*:
Hanwha Life Insurance Co. Ltd.+	4.70		4/23/2048	300,000	296,865	301,905

Mining — 1.8%*:
Industrias Penoles SAB de CV^+	4.15		9/12/2029	200,000	197,258	200,000
MMC Norilsk Nickel OJSC Via MMC Finance DAC+^	4.10		4/11/2023	200,000	196,469	205,375
Volcan Cia Minera SAA+^	5.38		2/2/2022	350,000	361,229	361,375

Total Mining				750,000	754,956	766,750

Miscellaneous Manufacturing — 1.7%*:
General Electric Co.	5.30		2/11/2021	730,000	746,222	754,241

Multi-National — 1.7%*:
Africa Finance Corp.+^	4.38		4/17/2026	260,000	258,177	274,560
Eastern & Southern African Trade & Development Bank+	4.88		5/23/2024	200,000	198,976	205,540
Eastern & Southern African Trade & Development Bank+	5.38		3/14/2022	250,000	256,077	257,000

Total Multi-National				710,000	713,230	737,100

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Oil and Gas — 3.7%*:
EQT Corp.	3.00%		10/1/2022	640,000	$637,146	$616,098
Gazprom OAO Via Gaz Capital SA+	2.95		1/24/2024	250,000	291,109	296,670
Helmerich & Payne, Inc.	4.65		3/15/2025	25,000	25,346	27,019
Petroleos Mexicanos+	8.25		6/2/2022	250,000	357,258	340,192
Sibur Securities DAC^+	3.45		9/23/2024	325,000	325,000	324,918

Total Oil and Gas				1,490,000	1,635,859	1,604,897

Pharmaceuticals — 1.1%*:
CVS Health Corp.	3.35		3/9/2021	481,000	482,230	488,692

Pipelines — 1.1%*:
Energy Transfer Operating LP	7.50		10/15/2020	37,000	38,528	38,883
KazTransGas JSC+^	4.38		9/26/2027	400,000	405,788	418,875

Total Pipelines				437,000	444,316	457,758

Real Estate — 2.5%*:
NE Property BV+	2.63		5/22/2023	260,000	286,324	297,430
NE Property BV+	3.75		2/26/2021	300,000	343,549	342,550
NWD MTN Ltd.+	3.70		7/18/2029	200,000	198,033	197,741
Shimao Property Holdings Ltd.+	6.38		10/15/2021	250,000	258,885	261,229

Total Real Estate				1,010,000	1,086,791	1,098,950

Real Estate Investment Trusts — 1.4%*:
PLA Administradora Industrial S de RL de CV^+	4.96		7/18/2029	290,000	290,000	295,441
Tanger Properties LP	3.88		12/1/2023	316,000	324,170	325,343

Total REITS				606,000	614,170	620,784

Retail — 1.9%*:
Dollar Tree, Inc.	3.70		5/15/2023	620,000	633,943	643,001
El Puerto de Liverpool SAB de CV+^	3.95		10/2/2024	200,000	199,412	204,752

Total Retail				820,000	833,355	847,753

Telecommunications — 1.7%*:
AT&T, Inc.	3.00		6/30/2022	230,000	228,665	234,767
Bharti Airtel International Netherlands BV+^	5.35		5/20/2024	450,000	465,502	483,682

Total Telecommunications				680,000	694,167	718,449

Trucking and Leasing — 1.6%*:
Park Aerospace Holdings Ltd.+^	5.25		8/15/2022	650,000	680,386	685,035

Total Corporate Bonds				14,986,311	15,452,939	15,704,630

Mortgage-Backed Securities — 5.5%*:
BANK 2017-BNK4	4.67		4/15/2052	196,000	201,784	216,581
BBCMS 2018-CHRS Mortgage Trust^	4.41		8/5/2038	100,000	97,768	108,414
COMM 2014-LC17 Mortgage Trust	4.72		10/10/2047	400,000	410,349	424,392
COMM 2014-UBS5 Mortgage Trust	4.76		9/10/2047	395,000	409,916	413,256
Connecticut Avenue Securities Trust 2019-R02, 1M USD LIBOR + 2.300%^	4.32	#	8/25/2031	430,000	431,188	432,784
Connecticut Avenue Securities Trust 2019-R03, 1M USD LIBOR + 2.150%^	4.17	#	9/25/2031	200,000	200,000	200,928
GS Mortgage Securities Corp. II^	3.00		7/10/2051	165,000	138,479	151,713
GS Mortgage Securities Trust 2016-GS2	4.68	@	5/10/2049	200,000	207,085	219,215
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-OSB^	3.91		6/5/2039	213,000	211,303	220,732

Total Mortgage-Backed Securities				2,299,000	2,307,872	2,388,015

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
U.S. Treasury & Government Agencies — 0.4%*:
Federal National Mortgage Association STACR Trust^	4.20%	7/25/2049	200,000	$200,000	$200,000

Total Fixed Income			41,857,532	42,226,122	42,632,320

Total Investments			41,857,532	42,226,122	42,632,320

Other assets and liabilities – 2.1%*					897,604

Net Assets – 100.0%					$43,529,924

MTN	Medium Term Note
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	76.6%
Ireland	3.9%
Mexico	2.9%
India	2.5%
Russia	2.4%
Republic of Korea	1.8%
Supranational	1.7%
Romania	1.4%
United Arab Emirates	1.4%
China	1.2%
Kazakhstan	1.0%
Hong Kong	1.0%
Other (Individually less than 1%)	2.2%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

d	The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
§

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2019. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
††	Illiquid security.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2019.
**	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
@	Effective interest rate for this security is the coupon rate at issue based on the underlying loans.

A summary of outstanding derivatives at September 30, 2019 is as follows:

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
10/29/19	JPMorgan Chase Bank N.A.	ARS	285,907	$4,510	$5,425	$(915)
10/29/19	Bank of America N.A.	ARS	571,815	9,020	11,264	(2,244)
10/29/19	State Street Bank & Trust Co.	ARS	2,836,940	44,751	53,796	(9,045)
10/4/19	Barclays Bank plc	EUR	869,744	948,122	948,688	(566)
10/4/19	Standard Chartered Bank	GBP	280,766	345,244	345,342	(98)

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(12,868)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/29/19	State Street Bank & Trust Co.	ARS	2,836,940	$44,751	$53,796	$9,045
10/29/19	Bank of America N.A.	ARS	571,815	9,020	11,264	2,244
10/29/19	JPMorgan Chase Bank N.A.	ARS	285,907	4,510	5,425	915
10/4/19	Barclays Bank plc	EUR	869,744	948,122	961,750	13,628
11/6/19	Barclays Bank plc	EUR	875,415	956,665	957,178	513
10/4/19	Barclays Bank plc	GBP	280,766	345,244	342,665	(2,579)
11/6/19	Stamdard Chartered Bank	GBP	285,490	351,520	351,609	89

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$23,855

Currency Legend

ARS – Argentine Peso

EUR – Euro

GBP – British Pound Sterling

Futures

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED APPRECIATION
Short Futures
Euro-BOBL Future	12/06/19	3	(455,978)	Short	$(443,555)	$2,479
Euro-SCHATZ Future	12/06/19	3	(376,504)	Short	(367,303)	991
U.S. 2-Year Treasury Note	12/31/19	4	(864,584)	Short	(862,000)	2,584
U.S. 5-Year Treasury Note	12/31/19	91	(10,900,170)	Short	(10,842,508)	57,662
U.S. 10-Year Ultra Bond	12/19/19	20	(2,879,174)	Short	(2,848,125)	31,049

Total Short Futures						$94,765

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 90.7%*:
Corporate Bonds — 42.6%*:
Agriculture — 2.6%*:
MHP SE+^	7.75%		5/10/2024	1,250,000	$1,248,330	$1,337,400

Chemicals — 2.7%*:
Consolidated Energy Finance SA^	6.88		6/15/2025	170,000	175,235	170,425
Grupo Idesa SA de CV+^	7.88		12/18/2020	1,000,000	948,263	730,000
Petkim Petrokimya Holding AS+^	5.88		1/26/2023	500,000	471,795	488,750

Total Chemicals				1,670,000	1,595,293	1,389,175

Commercial Banks — 11.8%*:
Alfa Bank AO Via Alfa Bond Issuance plc, 5 year USD Swap + 6.660%+	8.00	#	2/3/2022	400,000	415,207	408,000
Banco Mercantil del Norte SA, 10 year CMT + 5.470%+^	7.50	#b		315,000	315,000	319,252
Banco Mercantil del Norte SA, 10 year CMT + 5.353%+	7.63	#b		500,000	546,029	509,219
Burgan Bank SAK, 5 year USD Swap + 4.007%+	5.75	#	7/9/2024	500,000	499,250	497,500
National Bank of Greece SA, 5 year EUR Swap + 8.464%+	8.25	#	7/18/2029	750,000	844,200	895,122
OTP Bank Nyrt, 5 year EUR Swap + 3.200%+	2.88	#	7/15/2029	500,000	559,058	557,837
TBC Bank JSC+^	5.75		6/19/2024	675,000	668,161	680,096
TBC Bank JSC, 5 year USD Swap + 8.995%+^	10.78	#	10/3/2024	645,000	645,000	653,869
Turkiye Halk Bankasi AS+^	4.75		2/11/2021	600,000	565,168	583,125
Turkiye Is Bankasi AS+^	5.00		6/25/2021	500,000	476,349	490,625
Vietnam Prosperity JSC Bank+	6.25		7/17/2022	500,000	496,853	490,245

Total Commercial Banks				5,885,000	6,030,275	6,084,890

Energy-Alternate Sources — 1.5%*:
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energ+^	6.25		12/10/2024	397,000	397,000	414,666
Mong Duong Finance Holdings BV+^	5.13		5/7/2029	340,000	340,000	346,623

Total Energy-Alternate Sources				737,000	737,000	761,289

Food — 2.0%*:
MARB BondCo plc+^	6.88		1/19/2025	500,000	511,726	522,750
Minerva Luxembourg SA+^	5.88		1/19/2028	500,000	466,532	503,203

Total Food				1,000,000	978,258	1,025,953

Household Products — 0.7%*:
Walnut Bidco plc+^	6.75		8/1/2024	317,000	352,646	361,544

Mining — 2.6%*:
Metinvest BV+^	8.50		4/23/2026	500,000	533,875	531,269
Petra Diamonds US Treasury plc+^	7.25		5/1/2022	1,050,000	1,048,206	829,500

Total Mining				1,550,000	1,582,081	1,360,769

Oil and Gas — 6.3%*:
C&W Senior Financing DAC+^	6.88		9/15/2027	750,000	765,583	777,188
Kosmos Energy Ltd.+^	7.13		4/4/2026	755,000	755,000	777,748
Medco Oak Tree Pte Ltd+^	7.38		5/14/2026	500,000	484,027	504,375
Petroleos Mexicanos+	6.75		9/21/2047	750,000	704,810	719,850
Tullow Oil plc+^	7.00		3/1/2025	500,000	493,122	508,250

Total Oil and Gas				3,255,000	3,202,542	3,287,411

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Real Estate — 4.0%*:
Kaisa Group Holdings Ltd.+	11.25%	4/9/2022	750,000	$764,998	$733,040
New Metro Global Ltd.+	6.50	4/23/2021	500,000	492,603	468,156
Sunac China Holdings Ltd.+	7.95	10/11/2023	630,000	625,681	614,908
Yuzhou Properties Co. Ltd.+	6.38	3/6/2021	250,000	249,873	249,869

Total Real Estate			2,130,000	2,133,155	2,065,973

Retail — 1.5%*:
Eurotorg LLC Via Bonitron DAC+^	8.75	10/30/2022	750,000	757,159	802,500

Telecommunications — 3.8%*:
Axtel SAB de CV+^	6.38	11/14/2024	500,000	501,672	515,469
IHS Netherlands Holdco BV+^	8.00	9/18/2027	655,000	655,000	668,263
Oztel Holdings SPC Ltd.+^	6.63	4/24/2028	500,000	492,427	503,125
Turk Telekomunikasyon AS+^	6.88	2/28/2025	250,000	248,612	262,640

Total Telecommunications			1,905,000	1,897,711	1,949,497

Transportation — 3.1%*:
International Airport Finance SA+^	12.00	3/15/2033	500,000	554,458	554,375
MV24 Capital BV+^	6.75	6/1/2034	608,000	608,000	627,182
Ukraine Railways Via Rail Capital Markets plc+	8.25	7/9/2024	400,000	400,000	417,080

Total Transportation			1,508,000	1,562,458	1,598,637

Total Corporate Bonds			21,957,000	22,076,908	22,025,038

Foreign Government — 48.1%*:
Albania — 0.9%*:
Albania Government International Bond+^	3.50	10/9/2025	400,000	460,824	467,453

Angola — 0.5%*:
Angolan Government International Bond+^	8.25	5/9/2028	280,000	289,383	290,325

Brazil — 4.9%*:
Brazil Notas do Tesouro Nacional Serie B+	6.00	8/15/2050	2,240,000	2,201,528	2,517,797

Colombia — 2.6%*:
Colombian TES+	7.50	8/26/2026	1,350,000,000	448,022	430,053
Colombian TES+	10.00	7/24/2024	2,688,600,000	1,031,825	929,985

Total Colombia			4,038,600,000	1,479,847	1,360,038

Dominican Republic — 1.3%*:
Dominican Republic International Bond+^	8.63	4/20/2027	570,000	663,664	681,868

Ecuador — 0.6%*:
Ecuador Government International Bond+^	9.65	12/13/2026	280,000	286,380	294,438

Egypt — 1.5%*:
Egypt Government International Bond+^	6.38	4/11/2031	670,000	751,974	759,249

El Salvador — 4.9%*:
El Salvador Government International Bond+^	7.12	1/20/2050	860,000	860,000	875,050
El Salvador Government International Bond+^	7.38	12/1/2019	200,000	200,318	200,937

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government (continued):
El Salvador (continued):
El Salvador Government International Bond+^	8.25%	4/10/2032	600,000	$642,455	$685,500
El Salvador Government International Bond+^	8.63	2/28/2029	670,000	773,637	780,341

Total El Salvador			2,330,000	2,476,410	2,541,828

Ghana — 4.1%*:
Ghana Government Bond+^	10.75	10/14/2030	500,000	650,175	633,125
Ghana Government Bond+	16.50	3/22/2021	420,000	75,517	75,324
Ghana Government Bond+	16.50	2/6/2023	4,059,000	902,725	694,009
Ghana Government Bond+	17.60	11/28/2022	561,000	97,770	98,954
Ghana Government Bond+	18.25	7/25/2022	1,639,000	309,460	294,698
Ghana Government Bond+	19.50	10/18/2021	115,000	21,484	21,326
Ghana Government Bond+	20.00	1/3/2022	196,000	36,172	36,581
Ghana Government Bond+	21.50	3/9/2020	480,000	110,623	90,263
Ghana Government Bond+	24.75	3/1/2021	155,000	29,992	30,789
Ghana Government Bond+	24.75	7/19/2021	653,000	131,335	130,954

Total Ghana			8,778,000	2,365,253	2,106,023

Greece — 1.0%*:
Hellenic Republic Government Bond+^	3.88	3/12/2029	375,000	427,220	499,733

Honduras — 0.8%*:
Honduras Government International Bond+^	6.25	1/19/2027	370,000	403,614	400,872

Indonesia — 2.9%*:
Indonesia Treasury Bond+	7.00	5/15/2027	3,578,000,000	239,393	248,910
Indonesia Treasury Bond+	8.25	5/15/2036	3,300,000,000	240,421	240,613
Indonesia Treasury Bond+	8.38	3/15/2034	13,640,000,000	1,039,050	1,012,310

Total Indonesia			20,518,000,000	1,518,864	1,501,833

Ivory Coast — 0.6%*:
Ivory Coast Government International Bond+^	5.25	3/22/2030	270,000	291,972	295,390

Malaysia — 3.1%*:
Malaysia Government Bond+	3.96	9/15/2025	502,000	120,922	123,585
Malaysia Government Bond+	4.92	7/6/2048	5,300,000	1,403,288	1,485,998

Total Malaysia			5,802,000	1,524,210	1,609,583

Mexico — 10.2%*:
Mexican Bonos+	7.75	11/13/2042	58,050,000	2,791,081	3,061,329
Mexican Bonos+	8.00	11/7/2047	41,000,000	1,872,820	2,221,894

Total Mexico			99,050,000	4,663,901	5,283,223

Oman — 1.0%*:
Oman Government International Bond+^	6.00	8/1/2029	550,000	550,000	544,500

Peru — 2.0%*:
Peru Government Bond+	6.85	2/12/2042	2,809,000	981,631	1,015,282

Tunisia — 0.8%*:
Banque Centrale de Tunisie International Bond+^	6.38	7/15/2026	380,000	424,789	400,223

Ukraine — 4.4%*:
Ukraine Government International Bond+^	6.75	6/20/2026	895,000	1,021,350	1,050,512
Ukraine Government International Bond+^	8.99	2/1/2024	600,000	597,836	657,750

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government (continued):
Ukraine (continued):
Ukraine Government International Bond+^	9.75%	11/1/2028	480,000	$484,398	$550,200

Total Ukraine			1,975,000	2,103,584	2,258,462

Total Foreign Government			24,683,729,000	23,865,048	24,828,120

Total Fixed Income			24,705,686,000	45,941,956	46,853,158

Total Investments			24,705,686,000	45,941,956	46,853,158

Other assets and liabilities – 9.3%*					4,777,788

Net Assets – 100.0%					$51,630,946

b	Security is perpetual in nature and has no stated maturity.
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

Mexico	17.3%
Ukraine	9.8%
Brazil	7.7%
Ghana	7.3%
El Salvador	5.4%
China	4.5%
Indonesia	4.3%
Turkey	3.9%
Malaysia	3.4%
Greece	3.0%
Colombia	2.9%
Georgia	2.8%
Oman	2.2%
Peru	2.1%
Vietnam	1.8%
South Africa	1.8%
Belarus	1.7%
Ireland	1.7%
Egypt	1.6%
Dominican Republic	1.5%
Nigeria	1.4%
Hungary	1.2%
Spain	1.2%
United Kingdom	1.1%
Kuwait	1.0%
Albania	1.0%
Other (Individually less than 1%)	6.4%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2019.

A summary of outstanding derivatives at September 30, 2019 is as follows:

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

Cross Currency Forward Foreign Currency Exchange Contracts

EXPIRATION DATE	DELIVER/RECEIVE	COUNTERPARTY	CONTRACT AMOUNT PURCHASED	CONTRACT AMOUNT SOLD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/16/19	CZK/EUR	Bank of America N.A.	1,100,220	28,241,598	$6,878
10/16/19	EUR/CZK	Barclays Bank plc	28,241,598	1,096,160	(2,447)
10/16/19	EUR/HUF	BNP Paribas S.A.	71,589,975	219,210	(5,964)
10/16/19	EUR/HUF	JPMorgan Chase Bank N.A.	374,023,686	1,117,000	(316)
10/16/19	EUR/PLN	Citibank N.A.	14,768,056	3,439,683	(69,720)
10/16/19	EUR/PLN	Bank of America N.A.	875,335	204,000	(4,266)
11/12/19	EUR/PLN	Citibank N.A.	5,703,929	1,296,000	6,263
10/16/19	HUF/EUR	Bank of America N.A.	1,637,000	534,867,887	43,712

Net unrealized depreciation on cross currency forward foreign currency exchange contracts					$(25,860)

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/29/19	BNP Paribas S.A.	ARS	86,840,864	$1,369,865	$1,635,000	$(265,135)
10/29/19	Bank of America N.A.	ARS	37,505,807	591,633	719,609	(127,976)
10/29/19	JPMorgan Chase Bank N.A.	ARS	49,944,607	787,848	902,008	(114,160)
10/29/19	Barclays Bank plc	ARS	15,375,358	242,538	307,000	(64,462)
10/29/19	Goldman Sachs & Co.	ARS	5,353,250	84,445	95,000	(10,555)
10/22/19	Bank of America N.A.	AUD	2,882,277	1,946,776	2,023,632	(76,856)
10/22/19	Goldman Sachs & Co.	AUD	111,171	75,089	77,000	(1,911)
10/9/19	Citibank N.A.	BRL	2,642,573	635,693	670,134	(34,441)
10/9/19	Citibank N.A.	CLP	670,153,480	919,196	937,802	(18,606)
11/5/19	Citibank N.A.	CLP	1,143,633,920	1,569,462	1,601,011	(31,549)
10/22/19	Bank of America N.A.	CNH	8,960,868	1,254,518	1,267,234	(12,716)
10/9/19	Goldman Sachs & Co.	COP	1,590,038,738	456,761	493,747	(36,986)
10/9/19	Citibank N.A.	COP	2,248,044,300	645,783	655,000	(9,217)
10/16/19	Barclays Bank plc	EUR	6,303,398	6,877,656	7,147,738	(270,082)
10/16/19	Citibank N.A.	EUR	1,500,000	1,636,654	1,700,456	(63,802)
10/16/19	Citibank N.A.	ILS	379,964	109,379	108,000	1,379
10/22/19	Barclays Bank plc	INR	105,122,099	1,483,702	1,512,331	(28,629)
10/23/19	Citibank N.A.	JPY	6,663,438	61,711	63,000	(1,289)
10/9/19	Citibank N.A.	MXN	75,656,220	3,829,241	3,921,126	(91,885)
10/22/19	Barclays Bank plc	MYR	2,126,206	507,308	517,073	(9,765)
10/22/19	Morgan Stanley & Co.	MYR	259,730	61,971	62,000	(29)
10/22/19	Citibank N.A.	NZD	735,074	460,509	481,227	(20,718)
10/9/19	Bank of America N.A.	PEN	1,662,432	493,062	496,619	(3,557)
10/22/19	Citibank N.A.	PHP	51,778,500	998,717	996,718	1,999
10/22/19	JPMorgan Chase Bank N.A.	PKR	36,963,438	235,099	228,398	6,701
11/19/19	JPMorgan Chase Bank N.A.	PKR	7,943,928	50,162	49,341	821
12/17/19	JPMorgan Chase Bank N.A.	PKR	13,239,880	83,044	82,235	809
10/16/19	Barclays Bank plc	RUB	48,287,062	743,316	758,519	(15,203)
10/16/19	Goldman Sachs & Co.	RUB	111,575,580	1,717,559	1,698,000	19,559

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

Forward Foreign Currency Exchange Contracts to Buy (continued)

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/16/19	Barclays Bank plc	SEK	9,132,615	$928,578	$979,197	$(50,619)
10/22/19	Barclays Bank plc	SGD	70,688	51,155	51,000	155
10/22/19	Citibank N.A.	THB	77,446,689	2,533,007	2,508,874	24,133
10/16/19	Barclays Bank plc	ZAR	29,724,663	1,959,077	1,967,932	(8,855)

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(1,313,447)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/29/19	Citibank N.A.	ARS	5,334,493	$84,149	$82,069	$(2,080)
10/9/19	JPMorgan Chase Bank N.A.	BRL	7,738,442	1,861,545	1,922,000	60,455
10/9/19	Citibank N.A.	BRL	5,750,017	1,383,213	1,379,000	(4,213)
10/16/19	JPMorgan Chase Bank N.A.	CHF	989,121	992,260	1,009,015	16,755
10/9/19	BNP Paribas S.A.	CLP	670,153,480	919,196	984,723	65,527
10/9/19	Citibank N.A.	CLP	1,778,299,500	2,439,151	2,505,000	65,849
11/5/19	Citibank N.A.	CLP	1,206,134,420	1,655,234	1,717,936	62,702
10/22/19	Bank of America N.A.	CNH	8,375,764	1,172,603	1,216,748	44,145
10/22/19	Barclays Bank plc	CNH	585,103	81,914	85,000	3,086
10/9/19	Citibank N.A.	COP	5,055,695,997	1,452,321	1,569,926	117,605
10/16/19	Citibank N.A.	EUR	2,648,129	2,889,382	2,964,097	74,715
10/16/19	Barclays Bank plc	EUR	88,349	96,398	97,799	1,401
10/16/19	Bank of America N.A.	EUR	1,270,415	1,386,154	1,406,807	20,653
10/22/19	Citibank N.A.	IDR	31,485,936,572	2,217,007	2,224,573	7,566
11/19/19	JPMorgan Chase Bank N.A.	IDR	21,875,538,000	1,534,355	1,531,000	(3,355)
11/19/19	Bank of America N.A.	IDR	4,615,416,100	323,727	318,364	(5,363)
11/19/19	Barclays Bank plc	IDR	18,646,144,000	1,307,846	1,312,000	4,154
10/16/19	Citibank N.A.	ILS	3,536,048	1,017,912	1,001,031	(16,881)
10/16/19	Bank of America N.A.	ILS	249,056	71,695	71,000	(695)
11/12/19	Bank of America N.A.	ILS	5,385,310	1,552,434	1,555,296	2,862
11/12/19	Morgan Stanley & Co.	ILS	190,744	54,986	55,000	14
10/22/19	JPMorgan Chase Bank N.A.	INR	105,122,099	1,483,702	1,509,464	25,762
10/23/19	Citibank N.A.	JPY	112,565,712	1,042,493	1,047,080	4,587
10/16/19	JPMorgan Chase Bank N.A.	KZT	588,277,734	1,510,367	1,498,000	(12,367)
10/9/19	Bank of America N.A.	MXN	75,656,220	3,829,241	3,904,902	75,661
10/22/19	Barclays Bank plc	MYR	4,812,210	1,148,184	1,162,000	13,816
10/22/19	JPMorgan Chase Bank N.A.	NZD	735,074	460,509	494,890	34,381
10/9/19	Citibank N.A.	PEN	1,258,655	373,305	381,064	7,759
10/9/19	Bank of America N.A.	PEN	369,522	109,597	112,000	2,403
11/5/19	Morgan Stanley & Co.	PEN	3,590,873	1,064,132	1,079,183	15,051
10/22/19	Citibank N.A.	PHP	51,778,500	998,717	1,008,954	10,237
10/16/19	BNP Paribas S.A.	RUB	13,589,200	209,188	212,000	2,812
10/16/19	Goldman Sachs & Co.	RUB	10,921,550	168,123	163,000	(5,123)
10/16/19	Barclays Bank plc	RUB	93,332,550	1,436,731	1,445,000	8,269
10/16/19	Citibank N.A.	RUB	6,116,665	94,157	94,000	(157)
10/16/19	Bank of America N.A.	SEK	9,132,615	928,578	965,740	37,162
10/22/19	Barclays Bank plc	SGD	1,308,376	946,829	962,148	15,319

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

Forward Foreign Currency Exchange Contracts to Sell (continued)

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/22/19	Bank of America N.A.	SGD	113,523	$82,153	$83,000	$847
11/19/19	Citibank N.A.	SGD	1,427,050	1,033,055	1,028,881	(4,174)
11/19/19	Barclays Bank plc	SGD	2,572,532	1,862,280	1,862,000	(280)
10/22/19	BNP Paribas S.A.	THB	77,446,689	2,533,007	2,508,476	(24,531)
10/22/19	Citibank N.A.	THB	77,221,248	2,525,634	2,496,000	(29,634)
10/22/19	Goldman Sachs & Co.	THB	1,897,076	62,047	62,000	(47)
10/16/19	Barclays Bank plc	ZAR	27,588,691	1,818,301	1,959,221	140,920
10/16/19	Bank of America N.A.	ZAR	2,135,972	140,777	148,000	7,223

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$840,798

Currency Legend

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

KZT – Kazakhstani Tenge

MXN – Mexican Peso

MYR – Malaysian Ringgit

NZD – New Zealand Dollar

PEN – Peruvian Nuevo Sol

PHP – Philippines Peso

PKR – Pakistan Rupee

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thai Baht

ZAR – South African Rand

FUTURES

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED APPRECIATION
Short Future
U.S. Ultra Bond	12/19/19	8	(1,566,415)	Short	$(1,535,250)	$31,165

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

Centrally Cleared Interest Rate Swaps

FLOATING RATE REFERENCE	PAY/ RECEIVE FLOATING RATE	FIXED RATE	MATURITY DATE	PAY/RECEIVE PAYMENT FREQUENCY	NOTIONAL AMOUNT	CLEARED EXCHANGE	UNREALIZED APPRECIATION DEPRECIATION
KRW-KSDA Rate	Receive	(1.1)%	8/09/29	3M/3M	3,138,000,000	LCH	15,610
CZK-PRIBOR Rate	Receive	(0.85)%	8/23/29	1Y/6M	60,924,370	LCH	15,713
HUF-BUBOR Rate	Receive	(1.32)%	12/17/21	1Y/6M	2,241,000,000	LCH	(218,297)
HUF-BUBOR Rate	Receive	(1.08)%	2/06/22	1Y/6M	1,590,000,000	LCH	(114,892)
PLN-WIBOR Rate	Receive	(1.87)%	6/25/24	1Y/6M	12,500,000	LCH	(31,763)
HUF-BUBOR Rate	Receive	(1.85)%	6/25/29	1Y/6M	1,335,000,000	LCH	(266,609)
HUF-BUBOR Rate	Receive	(2.27)%	5/27/29	1Y/6M	142,000,000	LCH	(48,080)
PLN-WIBOR Rate	Receive	(2.01)%	3/22/24	1Y/6M	19,000,000	LCH	(122,229)
HUF-BUBOR Rate	Receive	(0.97)%	3/26/22	1Y/6M	1,500,000,000	LCH	(90,324)
CZK-PRIBOR Rate	Pay	2.0%	9/27/21	1Y/6M	309,000,000	LCH	(24,982)

Total Centrally Cleared Interest Rate Swaps							$(885,853)

OTC Cross Currency Swaps

NOTIONAL AMOUNT	FUND PAYS	PAY/RECEIVE PAYMENT FREQUENCY	MATURITY DATE	COUNTERPARTY	NOTIONAL AMOUNT	FUND RECEIVES	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
400,000 EUR	3.50%	1Y/6M	10/09/2025	Citibank N.A.	462,000 USD	6.56%	$(60)	$48,015	$48,075
317,000 EUR	6.75%	1Y/6M	08/01/2024	Citibank N.A.	353,011 USD	9.71%	(365)	17,160	17,525
261,000 EUR	3.88%	1Y/6M	03/22/2030	Citibank N.A.	305,910 USD	8.19%	10,119	42,376	32,257
375,000 EUR	3.88%	1Y/6M	03/12/2029	Citibank N.A.	424,875 USD	6.64%	(112)	33,036	33,148
1,000,000 EUR	6.88%	1Y/6M	04/11/2031	Citibank N.A.	1,122,000 USD	9.95%	(350)	91,374	91,724
595,000 EUR	6.75%	1Y/6M	06/20/2026	Citibank N.A.	671,160 USD	9.58%	327	44,134	43,807
300,000 EUR	6.75%	1Y/6M	06/20/2026	Citibank N.A.	336,030 USD	9.73%	(165)	21,324	21,489
380,000 EUR	6.38%	1Y/6M	07/15/2026	Citibank N.A.	427,538 USD	9.25%	(114)	27,373	27,487
750,000 EUR	8.25%	1Y/6M	07/18/2029	Citibank N.A.	843,675 USD	11.44%	(525)	67,765	68,290
500,000 EUR	2.88%	1Y/6M	07/15/2029	JPMorgan Chase Bank N.A.	562,750 USD	5.38%	50	32,129	32,079

Total OTC Cross Currency Swaps							8,805	$424,686	415,881

OTC - Interest Rate Swaps

DESCRIPTION	NOTIONAL AMOUNT		UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Agreement with Bank of America N.A. dated 3/20/2019 receiving a fixed rate of 8.27% paying the notional amount multiplied by the 3 Month MOSPRIME rate. Expiring 3/21/2024.	RUB	94,000,000	$118,969	$118,969
Agreement with Bank of America N.A. dated 3/21/2019 receiving a fixed rate of 8.21% paying the notional amount multiplied by the 3 Month MOSPRIME rate. Expiring 3/21/2024.	RUB	110,000,000	134,780	134,780
Agreement with Bank of America N.A. dated 4/8/2019 receiving a fixed rate of 8.35% paying the notional amount multiplied by the 3 Month MOSPRIME rate. Expiring 4/9/2024.	RUB	124,000,000	123,672	123,672
Agreement with Bank of America N.A. dated 4/9/2019 receiving a fixed rate of 8.31% paying the notional amount multiplied by the 3 Month MOSPRIME rate. Expiring 4/10/2024.	RUB	124,000,000	120,380	120,380

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

OTC - Interest Rate Swaps (continued):

Agreement with Bank of America N.A. dated 4/2/2019 receiving a fixed rate of 8.40% paying/ the notional amount multiplied by the 3 Month MOSPRIME rate. Expiring 4/3/2024.	RUB	73,000,000	75,274	$75,274
Agreement with Bank of America N.A. dated 4/4/2019 receiving a fixed rate of 8.35% paying the notional amount multiplied by the 3 Month MOSPRIME rate. Expiring 4/4/2024.	RUB	73,000,000	72,820	72,820
Agreement with Citibank N.A. dated 3/20/2019 receiving a fixed rate of 8.28% paying the notional amount multiplied by the 3 Month MOSPRIME rate. Expiring 3/21/2024.	RUB	62,000,000	78,886	78,886
Agreement with Citibank N.A. dated 8/22/2019 paying a fixed rate of 0.46% receiving the notional amount multiplied by the 6 Month CLICP rate. Expiring 8/26/2024.	CLP	1,602,661,558	(25,008)	(25,008)
Agreement with Citibank N.A. dated 8/21/2019 paying a fixed rate of 0.48% receiving the notional amount multiplied by the 6 Month CLICP rate. Expiring 8/21/2024.	CLP	1,602,971,451	(27,201)	(27,201)
Agreement with Credit Suisse First Boston dated 8/20/2019 receiving a fixed rate of 6.38% paying the notional amount multiplied by the BRL-CDI rate. Expiring 1/3/2023.	BRL	30,867,695	103,032	103,032

Total OTC Interest Rate Swaps			$775,604	$775,604

OTC Credit Default Swaps - Sell Protection(1)

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	PAYMENT FREQUENCY	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(2)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(3)	UNREALIZED APPRECIATION (DEPRECIATION)
Brazil Government International Bond	1.00%	3M	12/20/2024	JPMorgan Chase Bank N.A.	1,000,000	1,000,000	$(41,997)	$(37,340)	$4,657
Brazil Government International Bond	1.00%	3M	12/20/2024	BNP Paribas S.A.	1,500,000	1,500,000	(20,874)	(26,713)	(5,839)
Colombia Government International Bond	1.00%	3M	12/20/2024	BNP Paribas S.A.	1,500,000	1,500,000	10,488	5,188	(5,300)
Indonesia Government International Bond	1.00%	3M	12/20/2024	BNP Paribas S.A.	3,000,000	3,000,000	30,190	14,847	(15,343)
Mexico Government International Bond	1.00%	3M	12/20/2024	Bank of America N.A.	2,000,000	2,000,000	(6,720)	(15,360)	(8,640)

Total OTC Credit Default Swaps							(28,913)	(59,378)	(30,465)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

Abbreviation Legend

OTC	Over the Counter

See accompanying Notes to the Schedule of Investments.

Barings Global Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2019

	SHARES	COST	FAIR VALUE
Equities — 89.6%*:
Common Stocks — 89.6%*:
Communication Services — 5.6%*:
Mail.Ru Group Ltd.a+	4,180	$110,980	$87,613
Tencent Holdings Ltd.+	12,100	486,586	509,769

Total Communication Services	16,280	597,566	597,382

Consumer Discretionary — 9.8%*:
Alibaba Group Holding Ltd.a+	4,029	632,446	673,770
Naspers Ltd.+	1,157	253,103	175,330
Prosus NVa+	1,157	97,231	84,933
Samsonite International SA^	55,500	164,954	117,547

Total Consumer Discretionary	61,843	1,147,734	1,051,580

Consumer Staples — 3.2%*:
CP ALL Public Company Limited+	71,600	150,312	190,207
X5 Retail Group NV+	4,259	103,537	148,980

Total Consumer Staples	75,859	253,849	339,187

Energy — 5.9%*:
CNOOC Ltd.+	117,000	215,023	178,537
Novatek PJSC+	646	112,843	131,009
Reliance Industries Ltd.+^	8,504	288,054	317,199

Total Energy	126,150	615,920	626,745

Financials — 31.1%*:
AIA Group Ltd.+	21,000	174,125	198,406
B3 SA - Brasil Bolsa Balcao+	18,007	97,381	189,087
Banco do Brasil SA+	8,300	56,922	90,872
Bancolombia SA+	3,723	152,248	184,102
China Construction Bank Corp.+	496,000	410,951	378,438
China Pacific Insurance Group Co. Ltd.+	49,400	172,692	181,523
Grupo Financiero Banorte SAB de CV+	30,302	215,928	163,318
Hana Financial Group, Inc.+	8,040	293,968	236,935
HDFC Bank Ltd.+	7,600	358,595	433,580
Itau Unibanco Holding SA+	21,781	152,280	183,178
Mega Financial Holding Co. Ltd.+	213,000	182,642	197,384
Ping An Insurance Group Co. of China Ltd.+	35,000	332,657	402,127
PT Bank Negara Indonesia Persero Tbk+	354,100	174,120	183,349
Sanlam Ltd.+	32,257	164,909	158,846
Sberbank of Russia PJSC+††	10,509	119,730	148,624

Total Financials	1,309,019	3,059,148	3,329,769

Industrials — 3.6%*:
China State Construction International Holdings Ltd.+	210,000	198,648	197,469
Rumo SA+a	31,435	109,236	185,359

Total Industrials	241,435	307,884	382,828

Information Technology — 19.1%*:
Chicony Electronics Co. Ltd.+	49,000	100,603	144,357
Hangzhou Hikvision Digital Technology Co. Ltd.+	33,300	135,627	150,677
Infosys Ltd.+	17,643	190,509	200,601
Samsung Electronics Co. Ltd.+	17,290	692,046	709,003
Sunny Optical Technology Group Co. Ltd.+	5,400	62,423	79,370

See accompanying Notes to the Schedule of Investments.

Barings Global Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	SHARES	COST	FAIR VALUE
Common Stocks (continued):
Information Technology (continued):
Taiwan Semiconductor Manufacturing Co. Ltd.+	86,000	$716,077	$753,985

Total Information Technology	208,633	1,897,285	2,037,993

Materials — 4.3%*:
Angang Steel Co. Ltd.+	234,000	156,043	85,387
Anglo American plc+	7,459	153,049	173,234
LG Chem Ltd.+	793	250,323	198,557

Total Materials	242,252	559,415	457,178

Real Estate — 4.3%*:
China Overseas Land & Investment Ltd.+	72,000	214,001	226,444
China Resources Land Ltd.+	56,000	188,928	234,712

Total Real Estate	128,000	402,929	461,156

Utilities — 2.7%*:
Huaneng Renewables Corp. Ltd.+	694,000	202,375	236,419
Light SA+	11,959	54,140	55,262

Total Utilities	705,959	256,515	291,681

Total Common Stocks	3,115,430	9,098,245	9,575,499

Total Equities	3,115,430	9,098,245	9,575,499

Mutual Fund — 3.5%*:
iShares MSCI India ETF	11,081	372,133	371,989

Total Investments	3,126,511	9,470,378	9,947,488

Other assets and liabilities – 6.9%*			736,387

Net Assets – 100.0%			$10,683,875

*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

China	35.6%
India	13.3%
Republic of Korea	11.5%
Taiwan	11.0%
Brazil	7.1%
Russia	5.2%
South Africa	5.1%
Hong Kong	3.2%
Thailand	1.9%
Colombia	1.9%
Indonesia	1.8%
Mexico	1.6%
Other (Individually less than 1%)	0.8%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

††	Illiquid security.
a	Non-income producing security.

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2019

			SHARES	COST	FAIR VALUE
Equities — 0.2%*:
Common Stock — 0.2%*:
Oil and Gas — 0.2%*:
Jupiter Resources, Inc.+††			33,592	$162,354	$50,388

Warrants — 0.0%*:
Diversified/Conglomerate Manufacturing — 0.0%*:
Appvion Holdings Corp. (exp. June 13, 2023)††			319	—	40
Appvion Holdings Corp. (exp. June 13, 2023)††			319	—	160

Total Diversified/Conglomerate Manufacturing			638	—	200

Total Warrants			638	—	200

Total Equities			34,230	162,354	50,588

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 97.8%*:
Bank Loans — 7.7%*§d:
Aerospace and Defense — 1.1%*:
TransDigm, Inc., 1M LIBOR + 2.500%	4.54%	6/9/2023	242,156	238,697	241,357
Ducommun, Inc., 1M LIBOR + 4.000%	6.07	11/21/2025	32,497	32,348	32,497

Total Aerospace and Defense			274,653	271,045	273,854

Broadcasting and Entertainment — 0.2%*:
CSC Holdings, LLC, 1M LIBOR + 3.000%	5.03	4/15/2027	40,101	39,729	40,101

Chemicals, Plastics and Rubber — 0.4%*:
Consolidated Energy Finance, S.A., 1M LIBOR + 2.500%	4.55	5/7/2025	108,116	104,207	104,602

Containers, Packaging and Glass — 0.6%*:
BWAY Holding Co., 1M LIBOR + 3.250%	5.59	4/3/2024	149,237	130,961	145,962

Diversified/Conglomerate Manufacturing — 0.2%*:
Tank Holding Corp., 1M LIBOR + 4.000%	6.52	3/26/2026	61,542	61,253	61,491

Diversified/Conglomerate Service — 0.9%*:
Vertafore, Inc., 1M LIBOR + 3.250%	5.29	7/2/2025	178,650	174,844	173,359
Evertec Group, LLC, 1M LIBOR + 3.500%	5.54	11/27/2024	43,095	42,908	43,364

Total Diversified/Conglomerate Service			221,745	217,752	216,723

Electronics — 0.5%*:
Veritas Bermuda Ltd., 3M LIBOR + 4.500%	6.55	1/27/2023	124,046	116,217	116,952

Leisure, Amusement, Entertainment — 0.3%*:
SeaWorld Parks & Entertainment, Inc., 3M LIBOR + 3.000%	5.04	3/31/2024	77,977	77,896	77,727

Oil and Gas — 1.1%*:
Fieldwood Energy LLC, 1M LIBOR + 5.250%	7.51	4/11/2022	300,000	303,070	259,332

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Telecommunications — 2.4%*:
Sabre Industries, Inc., 1M LIBOR + 4.250%	6.31%		4/15/2026	36,133	$35,793	$36,268
Banff Merger Sub, Inc., 3M LIBOR + 4.250%	6.29		10/2/2025	112,995	111,988	108,621
CenturyLink, Inc., 3M LIBOR + 2.750%	4.79		1/31/2025	246,859	245,360	245,077
Sprint Communications, Inc., 1M LIBOR + 2.500%	4.56		2/2/2024	172,453	166,676	171,106
CommScope, Inc., 1M LIBOR + 3.250%	5.29		4/6/2026	29,737	29,460	29,604

Total Telecommunications				598,177	589,277	590,676

Total Bank Loans				1,955,594	1,911,407	1,887,420

Corporate Bonds — 90.1%*:
Aerospace and Defense — 4.1%*:
Global Aircraft Leasing Co. Ltd.^	6.50		9/15/2024	437,000	437,000	442,462
Heathrow Finance plc+	3.88		3/1/2027	100,000	127,258	122,627
Triumph Group, Inc.^	6.25		9/15/2024	216,000	216,000	224,683
Triumph Group, Inc.	7.75		8/15/2025	218,000	218,000	219,973

Total Aerospace and Defense				971,000	998,258	1,009,745

Automobile — 3.6%*:
AA Bond Co. Ltd.+	4.88		7/31/2024	100,000	124,733	122,328
AA Bond Co. Ltd.+	5.50		7/31/2022	200,000	276,979	211,905
Allison Transmission, Inc.^	5.88		6/1/2029	105,000	105,000	113,925
Garrett LX I Sarl/Garrett Borrowing LLC+	5.13		10/15/2026	200,000	227,419	209,297
RAC Bond Co. PLC+	5.00		11/6/2022	200,000	244,877	221,481

Total Automobile				805,000	979,008	878,936

Beverage, Food and Tobacco — 7.2%*:
Boparan Finance PLC+	5.50		7/15/2021	150,000	192,896	113,426
JBS Investments II GmbH^	5.75		1/15/2028	175,000	175,000	182,262
JBS Investments II GmbH^	7.00		1/15/2026	175,000	177,470	188,823
JBS USA LUX SA/JBS USA Finance, Inc.^	6.75		2/15/2028	218,000	218,000	241,435
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.^	5.50		1/15/2030	109,000	109,000	115,538
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.^	6.50		4/15/2029	175,000	175,000	194,246
Kraft Heinz Foods Co.^	3.75		4/1/2030	120,000	119,535	121,121
Performance Food Group, Inc.^	5.50		10/15/2027	79,000	79,000	83,148
Pilgrim’s Pride Corp.^	5.75		3/15/2025	175,000	178,158	181,125
Premier Foods Finance plc, 3M GBP LIBOR + 5.000%+	5.77	#	7/15/2022	100,000	126,870	122,656
Sunshine Mid BV+	6.50		5/15/2026	100,000	121,055	114,445
Yum! Brands, Inc.^	4.75		1/15/2030	121,000	121,000	124,952

Total Beverage, Food and Tobacco				1,697,000	1,792,984	1,783,177

Broadcasting and Entertainment — 13.3%*:
Arqiva Broadcast Finance PLC+	6.75		9/30/2023	100,000	130,610	131,094
CCO Holdings LLC/CCO Holdings Capital Corp.^	4.75		3/1/2030	300,000	300,000	304,563
Charter Communications Capital Corp.^	5.00		2/1/2028	240,000	239,862	248,100
Clear Channel Worldwide Holdings, Inc.^	5.13		8/15/2027	218,000	218,000	227,123

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Broadcasting and Entertainment (continued):
Clear Channel Worldwide Holdings, Inc.^	9.25%		2/15/2024	162,000	$162,000	$177,983
CSC Holdings LLC^	5.75		1/15/2030	175,000	175,000	182,896
Diamond Sports Group LLC/Diamond Sports Finance Co.^	5.38		8/15/2026	218,000	218,000	226,175
Diamond Sports Group LLC/Diamond Sports Finance Co.^	6.63		8/15/2027	189,000	189,000	196,087
DISH DBS Corp.	7.75		7/1/2026	109,000	109,000	110,908
Intelsat Jackson Holdings SA^	8.50		10/15/2024	218,000	218,000	219,567
Intelsat Jackson Holdings SA^	9.75		7/15/2025	22,000	23,075	22,979
Netflix, Inc.	3.88		11/15/2029	100,000	111,565	115,535
Netflix, Inc.^	5.38		11/15/2029	87,000	87,000	90,698
Nexstar Escrow, Inc.^	5.63		7/15/2027	218,000	218,000	228,355
Pinewood Finance Co. Ltd.+	3.25		9/30/2025	100,000	123,340	125,568
Scripps Escrow, Inc.^	5.88		7/15/2027	97,000	97,000	98,576
Sirius XM Radio, Inc.^	4.63		7/15/2024	218,000	218,000	226,029
Sirius XM Radio, Inc.^	5.50		7/1/2029	175,000	175,000	186,812
Tele Columbus AG+	3.88		5/2/2025	150,000	158,477	155,991

Total Broadcasting and Entertainment				3,096,000	3,170,929	3,275,039

Buildings and Real Estate — 1.0%*:
Mattamy Group Corp.+^	6.50		10/1/2025	39,000	38,180	40,950
Mattamy Group Corp.+^	6.88		12/15/2023	107,000	101,845	111,280
Realogy Group LLC/Realogy Co-Issuer Corp.^	9.38		4/1/2027	109,000	109,000	101,263

Total Buildings and Real Estate				255,000	249,025	253,493

Cargo Transport — 2.8%*:
American Airlines Group, Inc.^	5.00		6/1/2022	218,000	218,000	226,360
Kenan Advantage Group, Inc.^	7.88		7/31/2023	350,000	356,716	314,125
XPO Logistics, Inc.^	6.75		8/15/2024	131,000	131,000	142,135

Total Cargo Transport				699,000	705,716	682,620

Chemicals, Plastics and Rubber — 2.4%*:
Consolidated Energy Finance SA^	6.88		6/15/2025	87,000	86,667	87,218
Diamond BC BV	5.63		8/15/2025	100,000	107,494	98,433
INEOS Group Holdings SA+	5.38		8/1/2024	100,000	109,428	111,558
LBC Tank Terminals Holding Netherlands BV^	6.88		5/15/2023	188,000	183,925	191,525
SGL Carbon SE+	4.63		9/30/2024	100,000	112,385	102,780

Total Chemicals, Plastics and Rubber				575,000	599,899	591,514

Containers, Packaging and Glass — 1.5%*:
Mauser Packaging Solutions Holding Co.	4.75		4/15/2024	100,000	115,660	112,674
Mauser Packaging Solutions Holding Co.^	7.25		4/15/2025	161,000	154,395	152,193
Smurfit Kappa Treasury ULC+	1.50		9/15/2027	100,000	109,705	109,131

Total Containers, Packaging and Glass				361,000	379,760	373,998

Diversified/Conglomerate Manufacturing — 1.3%*:
Appvion ESC, 3M EURIBOR + 4.125%^¤	9.00	#	6/1/2020	327,000	288,357	—
Colfax Corp.^	6.38		2/15/2026	118,000	118,000	126,961
Energizer Gamma Acquisition BV	4.63		7/15/2026	100,000	116,130	115,044
MTS Systems Corp.^	5.75		8/15/2027	72,000	72,000	74,880

Total Diversified/Conglomerate Manufacturing				617,000	594,487	316,885

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Diversified/Conglomerate Service — 3.6%*:
Algeco Global Finance PLC+	6.50%	2/15/2023	100,000	$121,829	$109,268
Carlson Travel, Inc.^	9.50	12/15/2024	245,000	245,000	246,838
Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho^	10.00	11/30/2024	134,000	144,947	144,862
Iron Mountain UK PLC	3.88	11/15/2025	100,000	132,815	123,443
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25	5/15/2023	91,000	96,150	95,668
Verisure Midholding AB+	5.75	12/1/2023	150,000	176,872	168,397

Total Diversified/Conglomerate Service			820,000	917,613	888,476

Ecological — 0.5%*:
Clean Harbors, Inc.^	4.88	7/15/2027	75,000	75,000	78,281
Clean Harbors, Inc.^	5.13	7/15/2029	33,000	33,000	34,980

Total Ecological			108,000	108,000	113,261

Electronics — 1.2%*:
Dell International LLC/EMC Corp.^	7.13	6/15/2024	77,000	81,311	81,158
Veritas US, Inc./Veritas Bermuda Ltd.^	10.50	2/1/2024	231,000	234,628	218,295

Total Electronics			308,000	315,939	299,453

Finance — 4.1%*:
Arrow Global Finance PLC+	5.13	9/15/2024	150,000	193,394	183,356
Cabot Financial Luxembourg SA+	7.50	10/1/2023	100,000	133,435	127,392
Garfunkelux Holdco 3 S.A.+	8.50	11/1/2022	300,000	404,028	346,733
Jerrold Finco PLC+	6.13	1/15/2024	100,000	124,555	124,443
VFH Parent LLC/Orchestra Co-Issuer, Inc.^	6.75	6/15/2022	213,000	217,524	220,306

Total Finance			863,000	1,072,936	1,002,230

Healthcare, Education and Childcare — 8.2%*:
Advanz Pharma Corp.+	8.00	9/6/2024	150,000	144,542	145,875
Bausch Health Americas., Inc.^	8.50	1/31/2027	149,000	153,583	167,223
Bausch Health Cos., Inc.^	5.88	5/15/2023	16,000	14,092	16,200
Catalent Pharma Solutions, Inc.^	5.00	7/15/2027	83,000	83,000	86,113
Centene Corp.^	5.38	6/1/2026	9,000	9,437	9,416
Cerba+	5.38	4/15/2025	100,000	108,833	108,995
Cream Tech+	5.25	12/15/2025	200,000	233,731	226,679
Envision Healthcare Corp.^	8.75	10/15/2026	153,000	153,000	93,330
Mallinckrodt International Finance SA/Mallinckrodt CB LLC^	5.63	10/15/2023	26,000	23,629	8,580
Mallinckrodt International Finance SA/Mallinckrodt CB LLC^	5.75	8/1/2022	7,000	6,584	2,625
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA^	6.63	5/15/2022	192,000	186,306	187,526
Par Pharmaceutical, Inc.^	7.50	4/1/2027	131,000	131,000	120,029
Rossini Sarl+	6.75	10/30/2025	100,000	119,077	120,129
Service Corp. International/US	5.13	6/1/2029	218,000	218,000	232,987
Synlab Unsecured Bondco PLC+	8.25	7/1/2023	100,000	129,884	113,604
Tenet Healthcare Corp.^	6.25	2/1/2027	218,000	218,000	227,058
Unilabs Subholding AB+	5.75	5/15/2025	100,000	112,231	113,164

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Healthcare, Education and Childcare (continued):
WellCare Health Plans, Inc.	5.25%	4/1/2025	43,000	$44,352	$44,774

Total Healthcare, Education and Childcare			1,995,000	2,089,281	2,024,307

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.9%*:
LSF9 Balta Issuer Sarl+	7.75	9/15/2022	202,500	237,878	217,625

Hotels, Motels, Inns and Gaming — 1.5%*:
ESH Hospitality, Inc.^	4.63	10/1/2027	263,000	263,000	263,986
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.^	5.25	5/15/2027	109,000	109,000	111,998

Total Hotels, Motels, Inns and Gaming			372,000	372,000	375,984

Insurance — 0.5%*:
Acrisure LLC/Acrisure Finance, Inc.^	7.00	11/15/2025	143,000	143,000	133,319

Leisure, Amusement, Entertainment — 5.0%*:
AMC Entertainment Holdings, Inc.	6.38	11/15/2024	200,000	260,027	240,805
Brunswick Corp.	7.13	8/1/2027	192,000	201,069	234,183
Cedar Fair LP^	5.25	7/15/2029	80,000	80,000	85,600
CPUK Finance Ltd.+	4.88	8/28/2025	100,000	121,014	125,784
Playtech plc+	4.25	3/7/2026	100,000	116,468	116,873
Ryman Hospitality Properties, Inc.^	4.75	10/15/2027	296,000	296,000	304,522
Warner Music Group	3.63	10/15/2026	100,000	116,355	115,671

Total Leisure, Amusement, Entertainment			1,068,000	1,190,933	1,223,438

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.8%*:
Apex Tool Group LLC/BC Mountain Finance, Inc.^	9.00	2/15/2023	218,000	218,000	193,475

Mining, Steel, Iron and Non-Precious Metals — 6.3%*:
Constellium SE	4.25	2/15/2026	200,000	231,509	224,425
First Quantum Minerals Ltd.+^	6.88	3/1/2026	200,000	200,000	190,500
First Quantum Minerals Ltd.+^	7.50	4/1/2025	42,000	39,204	41,265
Hecla Mining Co.	6.88	5/1/2021	218,000	206,414	215,820
Kinross Gold Corp.+	5.95	3/15/2024	111,000	114,134	123,549
Kinross Gold Corp.	6.88	9/1/2041	72,000	71,658	83,250
New Gold, Inc.^	6.25	11/15/2022	131,000	117,538	131,354
Northwest Acquisitions ULC/Dominion Finco, Inc.+^	7.13	11/1/2022	107,000	104,104	62,862
Peabody Energy Corp.^	6.00	3/31/2022	199,000	199,341	199,995
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.^	7.50	6/15/2025	218,000	215,511	194,020
Warrior Met Coal, Inc.^	8.00	11/1/2024	86,000	86,000	89,440

Total Mining, Steel, Iron and Non-Precious Metals			1,584,000	1,585,413	1,556,480

Oil and Gas — 6.2%*:
Calumet Specialty Products Partners LP/Calumet Finance Corp.	7.63	1/15/2022	109,000	108,811	105,185
CGG Holding US, Inc.+^	9.00	5/1/2023	175,000	185,697	186,375
Cheniere Energy Partners LP^	4.50	10/1/2029	180,000	180,000	184,275
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.63	6/15/2020	199,000	197,478	149,748
Jonah Energy LLC/Jonah Energy Finance Corp.^	7.25	10/15/2025	178,000	178,000	59,630
KCA Deutag UK Finance PLC+^	9.63	4/1/2023	175,000	179,250	109,813
Laredo Petroleum, Inc.	5.63	1/15/2022	109,000	102,984	102,460

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Oil and Gas (continued):
Neptune Energy Bondco PLC^	6.63%	5/15/2025	150,000	$152,456	$154,125
Oasis Petroleum, Inc.	2.63	9/15/2023	18,000	13,067	13,326
Oasis Petroleum, Inc.	6.88	1/15/2023	57,000	56,298	52,155
Parkland Fuel Corp.+^	5.88	7/15/2027	159,000	159,000	166,840
SM Energy Co.	6.63	1/15/2027	104,000	104,000	89,700
Welltec A/S+^	9.50	12/1/2022	100,000	99,332	98,000
Whiting Petroleum Corp.	6.63	1/15/2026	68,000	68,106	45,900

Total Oil and Gas			1,781,000	1,784,479	1,517,532

Personal and Non-Durable Consumer Products Mfg. Only — 0.6%*:
Samsonite Finco Sarl	3.50	5/15/2026	100,000	110,179	110,145
Spectrum Brands, Inc.^	5.00	10/1/2029	44,000	44,000	44,770

Total Personal and Non-Durable Consumer Products Mfg. Only			144,000	154,179	154,915

Personal Transportation — 0.5%*:
Getlink SE+	3.63	10/1/2023	100,000	117,465	113,244

Personal, Food and Miscellaneous — 0.4%*:
Simmons Foods, Inc.^	7.75	1/15/2024	91,000	91,716	98,508

Printing and Publishing — 0.3%*:
Xerox Corp.	4.13	3/15/2023	70,000	71,318	71,138

Retail Stores — 3.3%*:
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC^	5.88	2/15/2028	157,000	157,000	166,175
Maxeda DIY Holding B.V.+	6.13	7/15/2022	100,000	114,070	105,998
Murphy Oil USA, Inc.	4.75	9/15/2029	98,000	98,000	100,205
Takko Luxembourg 2 SCA+	5.38	11/15/2023	100,000	100,836	103,344
Travelex Financing PLC+	8.00	5/15/2022	300,000	337,589	331,612

Total Retail Stores			755,000	807,495	807,334

Telecommunications — 6.8%*:
Altice Finco S.A.+	9.00	6/15/2023	100,000	116,863	112,946
CommScope Technologies Finance LLC^	6.00	6/15/2025	89,000	82,865	80,545
Intelsat Connect Finance SA^	9.50	2/15/2023	128,000	122,389	118,360
Midcontinent Communications/Midcontinent Finance Corp.^	5.38	8/15/2027	109,000	109,000	114,723
Sprint Corp.	7.63	3/1/2026	218,000	228,441	240,618
Sprint Corp.	7.88	9/15/2023	46,000	48,651	50,529
Telecom Italia SpA/Milano+	4.00	4/11/2024	100,000	113,844	119,976
United Group BV+	4.88	7/1/2024	100,000	117,905	113,335
UPC Broadband+	3.63	6/15/2029	100,000	114,377	115,685
ViaSat, Inc.^	5.63	4/15/2027	130,000	130,000	136,500
Virgin Media Receivables Financing Notes I DAC+	5.50	9/15/2024	100,000	134,747	125,752
Virgin Media Secured Finance PLC+^	5.50	5/15/2029	218,000	221,743	227,538
Ziggo B.V.+	4.25	1/15/2027	100,000	115,078	117,442

Total Telecommunications			1,538,000	1,655,903	1,673,949

Utilities — 2.2%*:
Energia Group Power & Energy+	4.00	9/15/2025	100,000	119,196	111,348
Nordex SE+	6.50	2/1/2023	100,000	124,195	111,225

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Utilities (continued):
Techem Verwaltungsgesellschaft 674 mbH+	6.00%	7/30/2026	175,000	$208,230	$205,976
Vistra Operations Co. LLC^	5.00	7/31/2027	109,000	109,000	112,235

Total Utilities			484,000	560,621	540,784

Total Corporate Bonds			21,720,500	22,964,235	22,170,859

Total Fixed Income			23,676,094	24,875,642	24,058,279

Total Investments			23,710,324	25,037,996	24,108,867

Other assets and liabilities – 2.0%*					484,626

Net Assets – 100.0%					$24,593,493

‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	68.8%
United Kingdom	13.5%
Germany	4.2%
Canada	2.3%
France	2.1%
Switzerland	1.8%
Netherlands	1.4%
Italy	1.0%
Zambia	1.0%
Other (Individually less than 1%)	3.9%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

d	The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
§

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2019. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
††	Illiquid security.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2019.

A summary of outstanding derivatives at September 30, 2019 is as follows:

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/7/19	Bank of America N.A.	EUR	110,297	$120,264	$121,246	$(982)
10/7/19	Goldman Sachs & Co.	EUR	118,061	128,730	130,501	(1,771)
10/7/19	Goldman Sachs & Co.	GBP	6,593	8,108	8,235	(127)
10/7/19	Bank of America N.A.	GBP	114,211	140,458	138,214	2,244

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(636)

Forward Foreign Currency Exchange Contracts to Sell
EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/7/19	Bank of America N.A.	EUR	97,875	$106,719	$107,953	$1,234
10/7/19	BNP Paribas S.A.	EUR	4,480,818	4,885,725	4,926,482	40,757
10/7/19	Citibank N.A.	GBP	100,000	122,981	124,946	1,965
10/7/19	JPMorgan Chase Bank N.A.	GBP	2,122,918	2,610,779	2,569,148	(41,631)

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$2,325

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2019

			SHARES	COST	FAIR VALUE
Equities — 0.4%*:
Common Stocks — 0.4%*:
Oil and Gas — 0.4%*:
Fieldwood Energy LLC			1,006	$35,210	$25,150
Fieldwood Energy LLC			4,100	88,421	102,500
Jupiter Resources, Inc.+††			39,729	192,017	59,594

Total Oil and Gas			44,835	315,648	187,244
Total Common Stocks			44,835	315,648	187,244
Warrants — 0.0%*:
Diversified/Conglomerate Manufacturing — 0.0%*:
Appvion Holdings Corp. (exp. June 13, 2023)††			357	—	178
Appvion Holdings Corp. (exp. June 13, 2023)††			357	—	45
Total Diversified/Conglomerate Manufacturing			714	—	223
Total Warrants			714	—	223
Total Equities			45,549	315,648	187,467
	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 96.8%*:
Bank Loans — 7.4%*§d:
Aerospace and Defense — 0.5%*:
Ducommun, Inc., 1M LIBOR + 4.000%	6.07%	11/21/2025	33,743	33,588	33,743
TransDigm, Inc., 1M LIBOR + 2.500%	4.54	6/9/2023	242,156	238,694	241,357
Total Aerospace and Defense			275,899	272,282	275,100
Broadcasting and Entertainment — 0.7%*:
AP NMT Acquisition B.V., 3M LIBOR + 5.750%+	8.07	8/13/2021	295,337	295,351	291,066
CSC Holdings, LLC, 1M LIBOR + 3.000%	5.03	4/15/2027	44,856	44,439	44,856
Total Broadcasting and Entertainment			340,193	339,790	335,922
Buildings and Real Estate — 0.1%*:
GYP Holdings III Corp., 1M LIBOR + 2.750%	4.79	6/1/2025	28,712	28,712	28,554
Chemicals, Plastics and Rubber — 0.3%*:
Consolidated Energy Finance, S.A., 1M LIBOR + 2.500%	4.55	5/7/2025	158,762	152,794	153,602
Containers, Packaging and Glass — 1.4%*:
BWAY Holding Co., 1M LIBOR + 3.250%	5.59	4/3/2024	496,824	481,771	485,924
Reynolds Group Holdings, Inc., 1M LIBOR + 2.750%	4.79	2/5/2023	221,193	213,458	221,469
Total Containers, Packaging and Glass			718,017	695,229	707,393
Diversified/Conglomerate Manufacturing — 0.2%*:
Tank Holding Corp., 1M LIBOR + 4.000%	6.52	3/26/2026	91,932	91,500	91,856

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Diversified/Conglomerate Service — 0.9%*:
Evertec Group, LLC, 1M LIBOR + 3.500%	5.54%	11/27/2024	45,919	$45,720	$46,206
SonicWall U.S. Holdings, Inc., 3M LIBOR + 7.500%	9.64	5/18/2026	51,897	51,462	44,631
Vertafore, Inc., 1M LIBOR + 3.250%	5.29	7/2/2025	397,000	388,542	385,241

Total Diversified/Conglomerate Service			494,816	485,724	476,078
Electronics — 0.6%*:
Renaissance Holding Corp., 1M LIBOR + 7.000%	9.04	5/29/2026	68,963	67,811	66,248
Veritas Bermuda Ltd., 3M LIBOR + 4.500%	6.55	1/27/2023	248,091	232,433	233,903
Total Electronics			317,054	300,244	300,151
Leisure, Amusement, Entertainment — 0.2%*:
SeaWorld Parks & Entertainment, Inc., 3M LIBOR + 3.000%	5.04	3/31/2024	90,464	90,370	90,174

Oil and Gas — 0.4%*:
Fieldwood Energy LLC, 1M LIBOR + 5.250%	7.51	4/11/2022	172,215	159,442	148,870
Fieldwood Energy LLC, 1M LIBOR + 7.250%	9.51	4/11/2023	91,996	44,464	68,077
Total Oil and Gas			264,211	203,906	216,947
Telecommunications — 2.1%*:
Banff Merger Sub, Inc., 3M LIBOR + 4.250%	6.29	10/2/2025	225,991	223,976	217,242
CenturyLink, Inc., 3M LIBOR + 2.750%	4.79	1/31/2025	493,718	490,717	490,154
CommScope, Inc., 1M LIBOR + 3.250%	5.29	4/6/2026	30,557	30,272	30,420
Sabre Industries, Inc., 1M LIBOR + 4.250%	6.31	4/15/2026	45,587	45,159	45,758
Sprint Communications, Inc., 1M LIBOR + 2.500%	4.56	2/2/2024	247,777	239,477	245,842
Total Telecommunications			1,043,630	1,029,601	1,029,416
Total Bank Loans			3,823,690	3,690,152	3,705,193
Corporate Bonds — 89.4%*:
Aerospace and Defense — 2.8%*:
Global Aircraft Leasing Co. Ltd.^	6.50	9/15/2024	500,000	500,000	506,250
Triumph Group, Inc.	4.88	4/1/2021	43,000	42,318	43,034
Triumph Group, Inc.^	6.25	9/15/2024	216,000	216,000	224,683
Triumph Group, Inc.	7.75	8/15/2025	595,000	599,337	600,385
Total Aerospace and Defense			1,354,000	1,357,655	1,374,352
Automobile — 0.7%*:
Allison Transmission, Inc.^	4.75	10/1/2027	157,000	149,531	161,121
Allison Transmission, Inc.^	5.88	6/1/2029	156,000	158,683	169,260
Total Automobile			313,000	308,214	330,381
Beverage, Food and Tobacco — 4.0%*:
JBS Investments II GmbH^	7.00	1/15/2026	200,000	202,823	215,798
JBS USA LUX SA/JBS USA Finance, Inc.^	6.75	2/15/2028	250,000	250,000	276,875

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Beverage, Food and Tobacco (continued):
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.^	5.50%	1/15/2030	125,000	$125,000	$132,497
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.^	6.50	4/15/2029	500,000	500,000	554,990
Kraft Heinz Foods Co.^	3.75	4/1/2030	122,000	121,527	123,139
Performance Food Group, Inc.^	5.50	10/15/2027	83,000	83,000	87,358
Pilgrim’s Pride Corp.^	5.75	3/15/2025	250,000	254,512	258,750
Smithfield Foods, Inc.^	5.20	4/1/2029	199,000	198,028	219,000
Yum! Brands, Inc.^	4.75	1/15/2030	123,000	123,000	127,017

Total Beverage, Food and Tobacco			1,852,000	1,857,890	1,995,424
Broadcasting and Entertainment — 13.2%*:
Block Communications, Inc.^	6.88	2/15/2025	434,000	434,000	452,445
CCO Holdings LLC/CCO Holdings Capital Corp.^	4.75	3/1/2030	600,000	600,000	609,126
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.75	2/15/2026	700,000	697,637	739,900
Clear Channel Worldwide Holdings, Inc.^	5.13	8/15/2027	250,000	250,000	260,462
Clear Channel Worldwide Holdings, Inc.^	9.25	2/15/2024	162,000	162,000	177,983
CSC Holdings LLC^	5.75	1/15/2030	547,000	559,640	571,681
CSC Holdings LLC^	6.63	10/15/2025	16,000	16,804	17,125
CSC Holdings LLC^	7.50	4/1/2028	250,000	250,000	281,537
Diamond Sports Group LLC/Diamond Sports Finance Co.^	5.38	8/15/2026	250,000	250,000	259,375
Diamond Sports Group LLC/Diamond Sports Finance Co.^	6.63	8/15/2027	216,000	216,000	224,100
DISH DBS Corp.	5.00	3/15/2023	79,000	77,677	79,814
DISH DBS Corp.	7.75	7/1/2026	280,000	262,878	284,900
Intelsat Jackson Holdings SA^	8.50	10/15/2024	603,000	603,745	607,336
Intelsat Jackson Holdings SA^	9.75	7/15/2025	56,000	58,740	58,492
Netflix, Inc.^	5.38	11/15/2029	339,000	340,273	353,407
Netflix, Inc.	5.88	11/15/2028	250,000	248,606	271,575
Nexstar Escrow, Inc.^	5.63	7/15/2027	271,000	271,000	283,872
Scripps Escrow, Inc.^	5.88	7/15/2027	112,000	112,000	113,820
Sirius XM Radio, Inc.^	4.63	7/15/2024	250,000	250,000	259,208
Sirius XM Radio, Inc.^	5.00	8/1/2027	350,000	350,000	361,375
Sirius XM Radio, Inc.^	5.50	7/1/2029	250,000	250,000	266,875
Total Broadcasting and Entertainment			6,265,000	6,261,000	6,534,408
Buildings and Real Estate — 3.9%*:
Brookfield Residential Properties, Inc.+^	6.50	12/15/2020	250,000	249,833	250,075
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.^	6.13	7/1/2022	225,000	219,492	228,511
James Hardie International Finance DAC^	4.75	1/15/2025	244,000	239,524	251,320
M/I Homes, Inc.	5.63	8/1/2025	550,000	533,819	566,500
M/I Homes, Inc.	6.75	1/15/2021	250,000	250,000	252,500
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/2027	250,000	250,000	261,875
Realogy Group LLC/Realogy Co-Issuer Corp.^	9.38	4/1/2027	138,000	138,000	128,205
Total Buildings and Real Estate			1,907,000	1,880,668	1,938,986
Cargo Transport — 4.7%*:
American Airlines Group, Inc.^	4.63	3/1/2020	250,000	249,868	251,563
American Airlines Group, Inc.^	5.00	6/1/2022	412,000	412,000	427,800
Kenan Advantage Group, Inc.^	7.88	7/31/2023	700,000	713,852	628,250

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Cargo Transport (continued):
Wabtec Corp.	3.45%		11/15/2026	532,000	$479,151	$537,653
XPO Logistics, Inc.^	6.13		9/1/2023	500,000	495,593	516,250

Total Cargo Transport				2,394,000	2,350,464	2,361,516
Chemicals, Plastics and Rubber — 1.2%*:
CF Industries, Inc.	5.38		3/15/2044	48,000	47,162	48,337
Consolidated Energy Finance SA^	6.88		6/15/2025	300,000	298,852	300,750
LBC Tank Terminals Holding Netherlands BV^	6.88		5/15/2023	250,000	244,580	254,688
Total Chemicals, Plastics and Rubber				598,000	590,594	603,775
Containers, Packaging and Glass — 0.9%*:
Mauser Packaging Solutions Holding Co.^	7.25		4/15/2025	302,000	289,609	285,481
Trident TPI Holdings, Inc.^	9.25		8/1/2024	148,000	146,024	145,040
Total Containers, Packaging and Glass				450,000	435,633	430,521
Diversified/Conglomerate Manufacturing — 1.1%*:
Appvion ESC, 3M EURIBOR + 4.125%¤	9.00	#	6/1/2020	366,000	322,770	—
Colfax Corp.^	6.00		2/15/2024	122,000	122,000	129,119
Colfax Corp.^	6.38		2/15/2026	135,000	135,000	145,251
Energizer Holdings, Inc.^	7.75		1/15/2027	153,000	160,534	170,473
MTS Systems Corp.^	5.75		8/15/2027	83,000	83,000	86,320
Total Diversified/Conglomerate Manufacturing				859,000	823,304	531,163
Diversified/Conglomerate Service — 1.6%*:
Carlson Travel, Inc.^	9.50		12/15/2024	350,000	334,344	352,625
Go Daddy Operating Co. LLC/GD Finance Co., Inc.^	5.25		12/1/2027	116,000	116,000	121,945
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25		5/15/2023	310,000	326,408	325,903
Total Diversified/Conglomerate Service				776,000	776,752	800,473
Ecological — 0.3%*:
Clean Harbors, Inc.^	4.88		7/15/2027	91,000	91,000	94,981
Clean Harbors, Inc.^	5.13		7/15/2029	41,000	41,000	43,460

Total Ecological				132,000	132,000	138,441

Electronics — 5.3%*:
Dell International LLC/EMC Corp.^	7.13		6/15/2024	162,000	171,062	170,748
RP Crown Parent LLC^	7.38		10/15/2024	96,000	96,000	99,840
SS&C Technologies, Inc.^	5.50		9/30/2027	375,000	375,000	391,884
TIBCO Software, Inc.^	11.38		12/1/2021	1,383,000	1,459,471	1,443,074
Veritas US, Inc./Veritas Bermuda Ltd.^	10.50		2/1/2024	549,000	512,304	518,805
Total Electronics				2,565,000	2,613,837	2,624,351
Finance — 4.1%*:
Ally Financial, Inc.	3.88		5/21/2024	250,000	247,646	258,700
Icahn Enterprises LP/Icahn Enterprises Finance Corp.^	6.25		5/15/2026	500,000	500,000	524,375
LPL Holdings, Inc.^	5.75		9/15/2025	518,000	512,466	538,720

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Finance (continued):
VFH Parent LLC/Orchestra Co-Issuer, Inc.^	6.75%	6/15/2022	671,000	$681,804	$694,015

Total Finance			1,939,000	1,941,916	2,015,810
Grocery — 0.9%*:
Post Holdings, Inc.^	5.50	3/1/2025	300,000	294,079	314,250
Post Holdings, Inc.^	5.50	12/15/2029	125,000	125,000	130,313
Total Grocery			425,000	419,079	444,563
Healthcare, Education and Childcare — 7.9%*:
Avantor, Inc.^	6.00	10/1/2024	25,000	26,009	26,788
Bausch Health Americas., Inc.^	8.50	1/31/2027	175,000	180,382	196,403
Bausch Health Cos., Inc.^	5.88	5/15/2023	21,000	18,495	21,263
Bausch Health Cos., Inc.^	5.50	3/1/2023	49,000	40,449	49,613
Catalent Pharma Solutions, Inc.^	5.00	7/15/2027	98,000	98,000	101,675
Centene Corp.^	5.38	6/1/2026	19,000	19,921	19,879
Envision Healthcare Corp.^	8.75	10/15/2026	472,000	463,260	287,920
HCA, Inc.	5.38	2/1/2025	375,000	379,163	409,687
Mallinckrodt International Finance SA/Mallinckrodt CB LLC^	5.50	4/15/2025	170,000	148,605	50,201
Mallinckrodt International Finance SA/Mallinckrodt CB LLC^	5.63	10/15/2023	68,000	61,776	22,440
Mallinckrodt International Finance SA/Mallinckrodt CB LLC^	5.75	8/1/2022	37,000	34,357	13,875
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA^	6.63	5/15/2022	1,144,000	1,128,772	1,117,345
Par Pharmaceutical, Inc.^	7.50	4/1/2027	300,000	300,000	274,875
Service Corp. International/US	5.13	6/1/2029	271,000	271,000	289,631
Tenet Healthcare Corp.^	4.88	1/1/2026	125,000	125,000	128,281
Tenet Healthcare Corp.^	5.13	11/1/2027	125,000	125,000	129,169
Tenet Healthcare Corp.^	6.25	2/1/2027	413,000	415,675	430,160
Teva Pharmaceutical Finance Netherlands III BV+	6.00	4/15/2024	300,000	297,013	258,562
WellCare Health Plans, Inc.	5.25	4/1/2025	92,000	94,893	95,795
Total Healthcare, Education and Childcare			4,279,000	4,227,770	3,923,562
Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.3%*:
Newell Brands, Inc.	4.20	4/1/2026	157,000	148,522	164,259
Hotels, Motels, Inns and Gaming — 1.9%*:
Boyne USA, Inc.^	7.25	5/1/2025	125,000	125,000	136,200
ESH Hospitality, Inc.^	4.63	10/1/2027	265,000	265,000	265,994
Golden Nugget, Inc.^	8.75	10/1/2025	126,000	128,462	131,355
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.^	5.25	5/15/2027	125,000	125,000	128,437
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.^	5.50	3/1/2025	250,000	247,283	263,200
Total Hotels, Motels, Inns and Gaming			891,000	890,745	925,186
Insurance — 1.1%*:
Acrisure LLC/Acrisure Finance, Inc.^	7.00	11/15/2025	275,000	262,260	256,382
Acrisure LLC/Acrisure Finance, Inc.^	8.13	2/15/2024	84,000	84,000	90,510
CNO Financial Group, Inc.	5.25	5/30/2029	125,000	125,000	136,875
York Risk Services Holding Corp.^	8.50	10/1/2022	47,000	44,282	47,999
Total Insurance			531,000	515,542	531,766

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Leisure, Amusement, Entertainment — 1.7%*:
Brunswick Corp.	7.13%	8/1/2027	346,000	$362,854	$422,018
Cedar Fair LP^	5.25	7/15/2029	93,000	93,000	99,510
Ryman Hospitality Properties, Inc.^	4.75	10/15/2027	296,000	296,000	304,522

Total Leisure, Amusement, Entertainment			735,000	751,854	826,050
Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.8%*:
Apex Tool Group LLC/BC Mountain Finance, Inc.^	9.00	2/15/2023	430,000	422,180	381,625
Mining, Steel, Iron and Non-Precious Metals — 8.6%*:
Compass Minerals International, Inc.^	4.88	7/15/2024	124,000	116,580	122,140
First Quantum Minerals Ltd.+^	6.88	3/1/2026	229,000	229,000	218,123
First Quantum Minerals Ltd.+^	7.00	2/15/2021	161,000	161,816	162,308
First Quantum Minerals Ltd.+^	7.50	4/1/2025	283,000	269,934	278,047
Hecla Mining Co.	6.88	5/1/2021	287,000	273,260	284,130
Kinross Gold Corp.+	5.95	3/15/2024	152,000	156,391	169,184
Kinross Gold Corp.	6.88	9/1/2041	99,000	98,530	114,469
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA+^	8.38	12/1/2022	400,000	407,746	417,000
New Gold, Inc.^	6.25	11/15/2022	400,000	406,509	401,080
Northwest Acquisitions ULC/Dominion Finco, Inc.+^	7.13	11/1/2022	893,000	866,033	524,637
Peabody Energy Corp.^	6.00	3/31/2022	524,000	526,530	526,620
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.^	7.50	6/15/2025	550,000	556,581	489,500
Warrior Met Coal, Inc.^	8.00	11/1/2024	540,000	547,417	561,600
Total Mining, Steel, Iron and Non-Precious Metals			4,642,000	4,616,327	4,268,838
Oil and Gas — 8.0%*:
Calumet Specialty Products Partners LP/Calumet Finance Corp.	7.63	1/15/2022	238,000	234,220	229,670
Calumet Specialty Products Partners LP/Calumet Finance Corp.	7.75	4/15/2023	84,000	83,836	77,910
Cheniere Energy Partners LP^	4.50	10/1/2029	184,000	184,000	188,370
Cheniere Energy Partners LP	5.63	10/1/2026	250,000	250,000	265,287
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.63	6/15/2020	367,000	365,911	276,168
Genesis Energy LP/Genesis Energy Finance Corp.	6.00	5/15/2023	18,000	17,793	18,068
Genesis Energy LP/Genesis Energy Finance Corp.	6.50	10/1/2025	276,000	263,248	269,100
Jonah Energy LLC/Jonah Energy Finance Corp.^	7.25	10/15/2025	427,000	402,148	143,045
Laredo Petroleum, Inc.	5.63	1/15/2022	264,000	247,976	248,160
Neptune Energy Bondco PLC^	6.63	5/15/2025	242,000	242,255	248,655
Oasis Petroleum, Inc.	2.63	9/15/2023	36,000	26,135	26,653
Oasis Petroleum, Inc.	6.88	1/15/2023	133,000	131,360	121,695
Parkland Fuel Corp.+^	5.88	7/15/2027	125,000	125,000	131,164
PBF Holding Co. LLC/PBF Finance Corp.	7.25	6/15/2025	350,000	359,665	362,687
SM Energy Co.	6.63	1/15/2027	118,000	118,000	101,775
SM Energy Co.	6.75	9/15/2026	268,000	258,907	234,500
Tullow Oil PLC+^	6.25	4/15/2022	695,000	690,357	702,297

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Oil and Gas (continued):
Welltec A/S+^	9.50%	12/1/2022	228,000	$231,776	$223,440
Whiting Petroleum Corp.	6.63	1/15/2026	149,000	149,309	100,575
Total Oil and Gas			4,452,000	4,381,896	3,969,219

Personal and Non-Durable Consumer Products Mfg. Only — 0.1%*:
Spectrum Brands, Inc.^	5.00	10/1/2029	48,000	48,000	48,840
Personal, Food and Miscellaneous — 0.7%*:
Mattel, Inc.^	6.75	12/31/2025	215,000	217,540	224,340
Simmons Foods, Inc.^	7.75	1/15/2024	122,000	122,000	132,065
Total Personal, Food and Miscellaneous			337,000	339,540	356,405
Printing and Publishing — 0.3%*:
Xerox Corp.	4.13	3/15/2023	131,000	133,466	133,129
Retail Stores — 2.4%*:
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC^	7.50	3/15/2026	257,000	257,000	285,912
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC^	5.88	2/15/2028	180,000	180,000	190,519
KGA Escrow LLC^	7.50	8/15/2023	282,000	282,000	295,395
Murphy Oil USA, Inc.	4.75	9/15/2029	143,000	143,561	146,218
Penske Automotive Group, Inc.	5.50	5/15/2026	250,000	250,000	261,463
Sonic Automotive, Inc.	5.00	5/15/2023	32,000	29,792	32,400
Total Retail Stores			1,144,000	1,142,353	1,211,907
Telecommunications — 8.8%*:
Altice Financing SA+^	6.63	2/15/2023	250,000	250,911	256,562
Altice Financing SA+^	7.50	5/15/2026	106,000	100,846	112,624
Altice Finco SA+^	8.13	1/15/2024	157,000	158,418	162,103
CenturyLink, Inc.	6.75	12/1/2023	280,000	280,549	306,600
CommScope Technologies LLC^	5.00	3/15/2027	600,000	575,298	495,000
Hughes Satellite Systems Corp.	6.63	8/1/2026	374,000	373,247	405,962
Intelsat Connect Finance SA^	9.50	2/15/2023	95,000	93,688	87,846
Midcontinent Communications/Midcontinent Finance Corp.^	5.38	8/15/2027	149,000	149,000	156,823
Sprint Capital Corp.	6.88	11/15/2028	700,000	706,375	763,140
Sprint Corp.	7.63	3/1/2026	125,000	125,000	137,969
Sprint Corp.	7.88	9/15/2023	114,000	117,627	125,224
T-Mobile USA, Inc.	4.50	2/1/2026	96,000	96,000	98,813
T-Mobile USA, Inc.	4.75	2/1/2028	210,000	208,753	219,765
T-Mobile USA, Inc.	5.38	4/15/2027	200,000	200,000	215,000
Telecom Italia SpA+^	5.30	5/30/2024	250,000	259,555	269,612
ViaSat, Inc.^	5.63	4/15/2027	149,000	149,000	156,450
Virgin Media Secured Finance PLC+^	5.50	5/15/2029	250,000	254,293	260,937
Ziggo BV+^	5.50	1/15/2027	140,000	134,304	145,908
Total Telecommunications			4,245,000	4,232,864	4,376,338
Utilities — 2.1%*:
NRG Energy, Inc.^	5.25	6/15/2029	272,000	272,000	292,482
Vistra Operations Co. LLC^	3.55	7/15/2024	250,000	249,544	251,659
Vistra Operations Co. LLC^	4.30	7/15/2029	250,000	249,473	256,502
Vistra Operations Co. LLC^	5.00	7/31/2027	250,000	250,000	257,420
Total Utilities			1,022,000	1,021,017	1,058,063
Total Corporate Bonds			44,873,000	44,621,082	44,299,351
Total Fixed Income			48,696,690	48,311,234	48,004,544

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2019

Total Investments	48,742,239	48,626,882	48,192,011
Other assets and liabilities – 2.8%*			1,363,905

Net Assets – 100.0%			$49,555,916

‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	89.8%
Canada	3.2%
Ghana	1.5%
Zambia	1.4%
Portugal	1.1%
Other (Individually less than 1%)	3.0%

Total	100.0%

^

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

d	The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
§

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2019. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
††	Illiquid security.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2019.

See accompanying Notes to the Schedule of Investments.

Fair Value

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Funds’ investments:

Global Floating Rate Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Equities:
Common Stocks	$—	$850,450	$705,909	$1,556,359
Preferred Stock	—	—	12,022	12,022
Warrants	—	13,421	55,496	68,917

Total Equities	—	863,871	773,427	1,637,298

Fixed Income:
Bank Loans	—	232,547,668	557,400	233,105,068
Corporate Bonds	—	19,270,518	0	19,270,518

Total Fixed Income	—	251,818,186	557,400	252,375,586

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	1,006,033	—	1,006,033

Total	$—	$253,688,090	$1,330,827	$255,018,917

Liabilities:
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(283)	—	(283)

Total Investments	$—	$253,687,807	$1,330,827	$255,018,634

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2019:

TYPE OF ASSETS	FAIR VALUE AS OF September 30, 2019	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
CTI Foods Holding Co, LLC	$597,027	Discounted Cash Flow	Average Enterprise Valuation Multiple: 4 year projection, 7.1x; EBITDA: 15% discount rate
Tunstall Group Holdings Ltd	$—	Zero Value	Valued at zero without primary asset attached
Tunstall Group Holdings Ltd	$—	Zero Value	Valued at zero without primary asset attached
Boomerang Tube LLC	$108,882	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.5x; EBITDA: $42.5 million; 15% discount rate
Templar Energy LLC	$—	Zero Value	Broker quote depth of 1
Templar Energy LLC	$—	Zero Value	Broker quote depth of 1
Pinnacle Agriculture Holdings A 2	$12,022	Broker Quote	$0.05: Broker quote depth of 1
Mangrove Lux Co III S.a.r.l	$55,496	Priced at cost	Priced at trade cost
Bank Loans
Boomerang Tube LLC	$62,044	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.5x; EBITDA: $42.5 million; 15% discount rate
CTI Foods Holding Co, LLC, 3M LIBOR	$310,027	Analyst Priced	$100.00: Analyst verified stale price source depth of 1
CTI Foods Holding Co, LLC, 3M LIBOR	$185,329	Barings supplied price; Barings sourced from LoanX	$94.00: Barings supplied vendor price
Corporate Bonds
Appvion ESC	$—	Zero Value	Valued at zero without primary asset attached

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2019	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3***	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2019	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2019
Equities
Common Stock	$677,558	$—	$28,351	$—	$—	$—	$—	$705,909	$28,351
Preferred Stock	$23,368	$—	$(11,346)	$—	$—	$—	$—	$12,022	$(11,346)
Warrants	$—	$—	$(608)	$—	$—	$56,104	$—	$55,496	$(608)

Fixed Income
Bank Loans	$62,044	$14	$(2,274)	$498,573	$314	$—	$(1,271)	$557,400	$(2,274)
Corporate Bonds	$—	$—	$454	$—	$(454)	$—	$—	$—	$454

Total	$762,970	$14	$14,577	$498,573	$(140)	$56,104	$(1,271)	$1,330,827	$14,577

*** Transfers in to Level 3 from Level 2 occurred because observable inputs were no longer available.

Global Credit Income Opportunities Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Equities:
Common Stocks	$—	$654,583	$632,248	$1,286,831
Preferred Stock	—	—	14,426	14,426
Warrants	—	305	—	305

Total Equities	—	654,888	646,674	1,301,562

Fixed Income:
Asset-Backed Securities	—	17,318,333	0	17,318,333
Bank Loans	—	90,621,934	482,071	91,104,005

Corporate Bonds	—	93,149,883	0	93,149,883

Total Fixed Income	—	201,090,150	482,071	201,572,221

Purchased Options:
Put Options Purchased	—	111,334	—	111,334

Total Purchased Options	—	111,334	—	111,334

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	734,319	—	734,319

Total	$—	$202,590,691	$1,128,745	$203,719,436

Total Investments	$—	$202,590,691	$1,128,745	$203,719,436

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2019:

TYPE OF ASSETS	FAIR VALUE AS OF September 30, 2019	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
Innovation Group	$—	Zero Value	Broker quote depth of 1
MModal, Inc.	$9,450	Analyst Priced	$2.00: Analyst verified stale price source depth of 1
Tunstall Group Holdings LTD	$—	Zero Value	Valued at zero without primary asset attached
Tunstall Group Holdings LTD	$—	Zero Value	Valued at zero without primary asset attached
Boomerang Tube LLC	$108,882	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.5x; EBITDA: $42.5 million; 15% discount rate
Maxeda DIY B.V.	$102,789	Market Comparables	LTM EBITDA €93m; Net leverage €453m; Average Comparable Valuation: 7.35X
Maxeda DIY B.V.	$411,127	Market Comparables	LTM EBITDA €93m; Net leverage €453m; Average Comparable Valuation: 7.35X
Pinnacle Agriculture Holdings A 2	$14,426	Broker Quote	$0.05: Broker quote depth of 1
Asset-Backed Securities
Blue Mountain CLO Ltd.	$—	Zero Value	Valued at zero until final accrual is received
Bank Loans
Innovation Group PLC	$85,245	Broker Quote	$109.00: Broker quote depth of 1
Innovation Group PLC	$70,063	Broker Quote	$122.95: Broker quote depth of 1
Innovation Group PLC	$168,305	Broker Quote	$109.00: Broker quote depth of 1
Innovation Group PLC	$34,090	Broker Quote	$25.45: Broker quote depth of 1
Boomerang Tube LLC	$124,368	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.5x; EBITDA: $42.5 million; 15% discount rate
Corporate Bonds
Appvion ESC	$—	Zero Value	Priced at zero value

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2019	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3***	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2019	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2019
Equities
Common Stock	$684,107	$—	$(61,309)	$9,450	$—	$—	$—	$632,248	$(61,309)
Preferred Stock	$28,042	$—	$(13,616)	$—	$—	$—	$—	$14,426	$(13,616)

Fixed Income
Asset-Backed Securities	$—	$—	$259	$—	$(259)	$—	$—	$—	$259
Bank Loans	$496,463	$—	$(20,992)	$—	$6,600	$—	$—	$482,071	$(20,992)
Corporate Bonds	$—	$—	$754	$—	$(754)	$—	$—	$—	$754

Total	$1,208,612	$—	$(94,904)	$9,450	$5,587	$—	$—	$1,128,745	$(94,904)

*** Transfers in to Level 3 from Level 2 occurred because observable inputs were no longer available.

Active Short Duration Bond Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Fixed Income:
Asset-Backed Securities	$—	$333,351,983	$14,855,337	$348,207,320
Corporate Bonds	—	297,924,127	—	297,924,127
Mortgage-Backed Securities	—	85,921,513	—	85,921,513
U.S. Treasury & Government Agencies	—	38,113,129	—	38,113,129

Total Fixed Income	—	755,310,752	14,855,337	770,166,089

Purchased Options:
Call Options Purchased	—	1,265,726	—	1,265,726
Put Options Purchased	—	1,794,292	—	1,794,292

Total Purchased Options	—	3,060,018	—	3,060,018

Short-Term Investments:
Commercial Paper	—	27,445,968	—	27,445,968

Total Short-Term Investments	—	27,445,968	—	27,445,968

Derivative Securities:
Futures**	1,378,337	—	—	1,378,337

Total	$1,378,337	$785,816,738	$14,855,337	$802,050,412

Liabilities:
Derivative Securities:
Futures**	—	(253,656)	—	(253,656)

Total Investments	$1,378,337	$785,563,082	$14,855,337	$801,796,756

**	Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2019:

TYPE OF ASSETS	FAIR VALUE AS OF September 30, 2019	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Asset-Backed Securities
DRB Prime Student Loan Trust 2016-R A2	$1,486,736	Broker Quote	$100.37: Broker quote depth of 1
NP SPE II LLC	$829,000	Broker Quote	$100.00: Broker quote depth of 1
Oscar US Funding X LLC	$2,307,551	Barings supplied price; Barings sourced from IDC	$103.02: Barings supplied vendor price
SLM Student Loan Trust 2006-2	$1,938,592	Broker Quote	$49,004.00: Broker quote depth of 1
SoFi Alternative Trust 2019-C	$4,493,311	Broker Quote	$103.90: Broker quote depth of 1
SoFi Professional Loan Program 2018-A	$1,073,844	Broker Quote	$78.24: Broker quote depth of 1
SoFi Professional Loan Program 2018-B Trust	$755,849	Broker Quote	$59.72: Broker quote depth of 1
SoFi Professional Loan Program 2018-D Trust	$651,084	Broker Quote	$34.50: Broker quote depth of 1
SoFi Professional Loan Program 2019-A LLC	$1,056,870	Broker Quote	$30.00: Broker quote depth of 1
SoFi Consumer Loan Program LLC 2015-A RC	$262,500	Broker Quote	$87,500.00: Broker quote depth of 1

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2019	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3***	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2019	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2019
Asset - Backed Securities	$12,047,135	$(4,256)	$63,573	$2,303,721	$22,653	$828,994	$(406,483)	$14,855,337	$63,573

Total	$12,047,135	$(4,256)	$63,573	$2,303,721	$22,653	$828,994	$(406,483)	$14,855,337	$63,573

***	Transfers in to Level 3 from Level 2 occurred because observable inputs were no longer available.

Diversified Income Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Fixed Income:
Asset-Backed Securities	$—	$24,089,675	$250,000	$24,339,675
Corporate Bonds	—	15,704,630	—	15,704,630
Mortgage-Backed Securities	—	2,388,015	—	2,388,015
U.S. Treasury & Government Agencies	—	200,000	—	200,000

Total Fixed Income	—	42,382,320	250,000	42,632,320

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	26,434	—	26,434
Futures**	94,765	—	—	94,765

Total Derivative Securities	94,765	26,434	—	121,199

Total	$94,765	$42,408,754	$250,000	$42,753,519

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(15,447)	—	(15,447)

Total Investments	$94,765	$42,393,307	$250,000	$42,738,072

**	Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2019:

TYPE OF ASSETS	FAIR VALUE AS OF September 30, 2019	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Asset-Backed Securities
Wave USA 2019-1 B	$250,000	Priced at cost	Priced at trade cost

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2019	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3***	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2019	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2019
Asset Backed Securities	$799,990	$—	$—	$(799,990)	$—	$250,000	$—	$250,000	$—

Total	$799,990	$—	$—	$(799,990)	$—	$250,000	$—	$250,000	$—

***	Transfers out of Level 3 in to Level 2 occurred because observable inputs became available.

Emerging Markets Debt Blended Total Return Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Corporate Bonds	$—	$22,025,038	$—	$22,025,038
Foreign Government	—	24,828,120	—	24,828,120

Total Fixed Income	—	46,853,158	—	46,853,158

Derivative Securities:
Centrally Cleared Interest Rate Swaps**	—	31,323	—	31,323
Forward Foreign Currency Exchange Contracts	—	1,062,107	—	1,062,107
Futures**	31,165	—	—	31,165
OTC - Credit Default Swaps	—	20,035	—	20,035
OTC - Cross Currency Swaps	—	424,686	—	424,686
OTC - Interest Rate Swaps	—	827,813	—	827,813

Total Derivative Securities	31,165	2,365,964	—	2,397,129

Total	$31,165	$49,219,122	$—	$49,250,287

Liabilities:*
Derivative Securities:
Centrally Cleared Interest Rate Swaps**	—	(917,176)	—	(917,176)
Forward Foreign Currency Exchange Contracts	—	(1,560,616)	—	(1,560,616)
OTC - Credit Default Swaps	—	(79,413)	—	(79,413)
OTC - Interest Rate Swaps	—	(52,209)	—	(52,209)

Total Derivative Securities	—	(2,609,414)	—	(2,609,414)

Total Investments	$31,165	$46,609,708	$—	$46,640,873

*	There were no transfers between levels during the period ended September 30, 2019.
**	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

Global Emerging Markets Equity Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Equities:
Common Stocks	$9,575,499	$—	$—	$9,575,499

Total Equities	9,575,499	—	—	9,575,499

Mutual Fund:
Mutual Fund	371,989	—	—	371,989

Total	$9,947,488	$—	$—	$9,947,488

Total Investments	$9,947,488	$—	$—	$9,947,488

*	There were no transfers between levels during the period ended September 30, 2019.

Global High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Equities:
Common Stock	$—	$50,388	$—	$50,388
Warrants	—	200	—	200

Total Equities	—	50,588	—	50,588

Fixed Income:
Bank Loans	—	1,887,420	—	1,887,420
Corporate Bonds	—	22,170,859	0	22,170,859

Total Fixed Income	—	24,058,279	0	24,058,279

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	46,200	—	46,200

Total	$—	$24,155,067	$—	$24,155,067

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(44,511)	—	(44,511)

Total Investments	$—	$24,110,556	$0	$24,110,556

*	There were no transfers between levels during the period ended September 30, 2019.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2019:

TYPE OF ASSETS	FAIR VALUE AS OF September 30, 2019	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Corporate Bonds
Appvion ESC	$—	Zero Value	Priced at zero value

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2019	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2019	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2019
Fixed Income
Corporate Bonds	$—	$—	$(13,093)	$—	$13,093	$—	$—	$—	$(13,093)

Total	$—	$—	$(13,093)	$—	$13,093	$—	$—	$—	$(13,093)

U.S. High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Equities:
Common Stocks	$—	$187,244	$—	$187,244
Warrants	—	223	—	223

Total Equities	—	187,467	—	187,467

Fixed Income:
Bank Loans	—	3,705,193	—	3,705,193
Corporate Bonds	—	44,299,351	0	44,299,351

Total Fixed Income	—	48,004,544	0	48,004,544

Total	$—	$48,192,011	$—	$48,192,011

Total Investments	$—	$48,192,011	$0	$48,192,011

*	There were no transfers between levels during the period ended September 30, 2019.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2019:

TYPE OF ASSETS	FAIR VALUE AS OF September 30, 2019	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Corporate Bonds
Appvion ESC	$—	Zero Value	Priced at zero value

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2019	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2019	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2019
Fixed Income
Corporate Bonds	$—	$—	$(14,648)	$—	$14,648	$—	$—	$—	$(14,648)

Total	$—	$—	$(14,648)	$—	$14,648	$—	$—	$—	$(14,648)

Bank Loans

The Funds may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Funds record an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Funds invest may be subject to some restrictions on resale. For example, the Funds may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Funds assume the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Funds and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Funds may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Funds to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2019, the following Funds had unfunded loan commitments:

Fund	Security	Par Amount
Global Floating Rate Fund	Allied Universal Holdco. LLC 7/10/2026	47,696
Global Credit Income Opportunities Fund	Allied Universal Holdco. LLC 7/10/2026	16,204
Global Credit Income Opportunities Fund	Masmovil Holdphone SA 5/7/2026	68,966

Derivative Instruments

The following is a description of the derivative instruments that the Funds utilize as part of their investment strategy, including the primary underlying risk exposures related to the instrument.

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward foreign currency exchange contracts to hedge against changes in the value of foreign currencies. The Funds may enter into forward foreign currency exchange contracts obligating the Funds to deliver or receive a currency at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Funds are also subject to credit risk with respect to the counterparties to derivative contracts that are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Funds may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Funds. In addition, in the event of a bankruptcy of a clearing house, the Funds could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions. The counterparty risk to the Funds is limited to the net unrealized gain, if any, on the contract.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

The Funds may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

The Funds may purchase call or put options. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of over-the-counter derivatives, the failure of the counterparty to honor its obligation under the contract.

The Funds may enter into swap options (“swaptions”). A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised.

The Funds may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty (or central clearing party in the case of centrally cleared swaps) in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty (or central clearing party in the case of centrally cleared swaps) a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty (or central clearing party in the case of centrally cleared swaps) in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty (or central clearing party in the case of centrally cleared swaps) over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Active Short Duration Bond Fund and Diversified Income Fund entered into credit default swaps based on a CMBX index, which is comprised of commercial mortgage-backed securities and a CDX index, which is comprised of North American and Emerging Market companies.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the central clearing party daily.

Entering into swap agreements involves counterparty and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, that there may be unfavorable changes in interest rates, and, in the case of credit default swaps, that the Adviser does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the central clearing party.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

During the period ended September 30, 2019, the Funds’ direct investment in derivatives consisted of forward foreign currency exchange contracts, futures contracts, purchased options, interest rate and credit default swap contracts.

The following is a summary of the fair value of derivative instruments held directly by the Funds as of September 30, 2019. These derivatives are presented in the Funds’ Schedule of Investments.

Global Floating Rate Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	$1,006,033

Total	$1,006,033

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	$(283)

Total	$(283)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts(1)	$73,656,058

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Global Credit Income Opportunities Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	EQUITY RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$734,319	$—	$734,319
Purchased Options	—	111,334	111,334

Total	$734,319	$111,334	$845,653

	FOREIGN EXCHANGE CONTRACTS RISK	EQUITY RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	62,242,164	—	62,242,164
Purchased Options(2)	—	5,160	5,160

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.

Active Short Duration Bond Fund

ASSET DERIVATIVES	INTEREST RATE RISK
Futures Contracts	$1,378,337
Purchased Options	3,060,018

Total	$4,438,355

LIABILITY DERIVATIVES	INTEREST RATE RISK
Futures Contracts	$(253,656)

Total	$(253,656)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	INTEREST RATE RISK
Futures Contracts(1)	$2,419
Purchased Options(2)	$69,066,667

(1)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Diversified Income Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	26,434	—	26,434
Futures Contracts	$—	$94,765	$94,765

Total	$26,434	$94,765	$121,199

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$(15,447)	$—	$(15,447)

Total	$(15,447)	$—	$(15,447)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Futures Contracts(1)	$—	117	117
Forward Foreign Currency Exchange Contracts	$4,053,412	—	4,053,412

(1)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.

Emerging Markets Debt Blended Total Return Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	1,062,107	—	—	1,062,107
Futures Contracts	—	31,165	—	31,165
OTC - Swaps Contracts	424,686	827,813	20,035	1,272,534
Centrally Cleared Credit Default Swaps Contracts	—	31,323	—	31,323

Total	$1,486,793	$858,978	$20,035	$2,365,806

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$(1,560,616)	$—	$	$(1,560,616)
OTC - Swaps Contracts	—	(52,209)	(79,413)	(131,622)
Centrally Cleared Interest Rate Swaps	—	(917,176)	—	(917,176)

Total	$(1,560,616)	$(969,385)	$(79,413)	$(2,609,414)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Futures Contracts(1)	$—	8	—	8
Forward Foreign Currency Exchange Contracts(2)	$89,866,379	—	—	89,866,379
OTC - Swaps Contracts(1)	$6,049,644	18,305,245	8,283,964	32,638,853
Centrally Cleared Swap Contracts(1)	$—	—	41,046,233	41,046,233

(1)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Global High Yield Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	$46,200

Total	$46,200

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	$(44,511)

Total	$(44,511)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts(1)	$9,226,076

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.